Quarterly Holdings Report
for
VIP Investment Grade Bond II Portfolio
March 31, 2025
VIGBI-NPRT1-0525
1.9905668.102
Asset-Backed Securities - 9.3%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.3%
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.7932% 4/19/2037 (b)(c)(d)	1,960,000	1,962,654
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6432% 10/20/2037 (b)(c)(d)	2,642,000	2,640,557
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6532% 7/18/2037 (b)(c)(d)	4,174,000	4,171,759
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.8032% 7/20/2037 (b)(c)(d)	1,884,000	1,885,765
TOTAL BAILIWICK OF JERSEY		10,660,735
BERMUDA - 0.2%
RRAM Series 2024-24A Class A1A2, CME Term SOFR 3 month Index + 1.31%, 5.6511% 1/15/2037 (b)(c)(d)	6,000,000	5,999,688
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (d)	537,199	544,733
GRAND CAYMAN (UK OVERSEAS TER) - 5.1%
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.7001% 7/22/2037 (b)(c)(d)	1,348,000	1,348,713
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.6429% 7/17/2037 (b)(c)(d)	1,526,000	1,524,427
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2021-14A Class A, CME Term SOFR 3 month Index + 1.2516%, 5.5448% 4/20/2034 (b)(c)(d)	2,044,526	2,044,033
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.8076% 4/16/2037 (b)(c)(d)	2,766,000	2,769,745
Allegro Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.6948% 7/20/2034 (b)(c)(d)	627,261	627,490
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.7332% 7/21/2037 (b)(c)(d)	3,577,000	3,584,966
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.572% 10/15/2032 (b)(c)(d)	2,567,431	2,566,694
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.5917% 4/25/2034 (b)(c)(d)	425,583	425,480
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.672% 10/15/2037 (b)(c)(d)	813,000	813,259
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2022-58A Class AR, CME Term SOFR 3 month Index + 1.33%, 5.632% 1/15/2035 (b)(c)(d)	1,304,759	1,303,454
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 0% 4/15/2038 (b)(c)(d)	2,235,000	2,234,003
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.6336% 4/15/2034 (b)(c)(d)	3,561,718	3,555,681
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.562% 1/15/2038 (b)(c)(d)	14,191,000	14,160,150
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 6.0432% 1/20/2037 (b)(c)(d)	3,356,000	3,367,622
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.6632% 10/20/2037 (b)(c)(d)	1,352,000	1,353,126
Barings Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.5817% 4/25/2034 (b)(c)(d)	934,550	932,951
Beechwood Park Clo Ltd Series 2022-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 5.6029% 1/17/2035 (b)(c)(d)	17,227,148	17,229,182
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.6032% 1/20/2038 (b)(c)(d)	1,826,000	1,826,279
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.7101% 7/25/2037 (b)(c)(d)	3,068,000	3,073,808
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.4566% 1/25/2038 (b)(c)(d)	2,137,000	2,131,527
Cedar Fdg Xvii Clo Ltd Series 2023-17A Class A, CME Term SOFR 3 month Index + 1.85%, 6.1432% 7/20/2036 (b)(c)(d)	2,065,000	2,069,339
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.6532% 10/20/2037 (b)(c)(d)	799,000	800,221
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.6048% 4/20/2034 (b)(c)(d)	772,931	771,051
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 1% 4/18/2035 (b)(c)(d)	2,644,000	2,614,078
Columbia Cent Clo 29 Ltd / Columbia Cent Clo 29 Corp Series 2021-29A Class AR, CME Term SOFR 3 month Index + 1.4316%, 5.7248% 10/20/2034 (b)(c)(d)	795,912	796,129
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5901% 4/20/2035 (b)(c)(d)	2,345,807	2,342,633
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.8232% 4/18/2037 (b)(c)(d)	2,387,000	2,390,253
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.682% 7/15/2037 (b)(c)(d)	2,435,000	2,434,932
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.7135% 2/20/2035 (b)(c)(d)	1,574,048	1,573,559
Dryden Senior Loan Fund Series 2024-78A Class A1R, CME Term SOFR 3 month Index + 1.53%, 5.8329% 4/17/2037 (b)(c)(d)	600,000	600,737
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.692% 10/15/2037 (b)(c)(d)	2,398,000	2,399,199
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.682% 10/15/2037 (b)(c)(d)	1,958,000	1,960,868
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 1.16% 4/15/2038 (b)(c)(d)(e)	2,232,000	2,232,000
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6532% 10/19/2037 (b)(c)(d)	2,033,000	2,035,033
Flatiron Clo Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6646% 11/16/2034 (b)(c)(d)	473,780	473,780
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (d)	143,127	137,401
Invesco Clo Ltd Series 2021-3A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6817% 10/22/2034 (b)(c)(d)	560,077	560,466
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.852% 4/15/2037 (b)(c)(d)	1,500,000	1,500,674
Kkr Clo 41 Ltd Series 2022-41A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.632% 4/15/2035 (b)(c)(d)	1,093,569	1,093,573
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, 0% 4/15/2038 (b)(d)(e)	1,612,000	1,611,286
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 5.8901% 1/22/2037 (b)(c)(d)	410,000	410,793
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.6948% 4/19/2034 (b)(c)(d)	1,795,369	1,796,127
Madison Pk Fdg Lii Ltd / Madison Pk Fdg Lii LLC Series 2021-52A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.6517% 1/22/2035 (b)(c)(d)	660,439	660,602
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.8101% 4/25/2037 (b)(c)(d)	2,755,000	2,759,918
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.382% 7/15/2034 (b)(c)(d)	1,248,118	1,243,116
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 month Index + 1.8%, 6.0901% 4/22/2036 (b)(c)(d)	1,441,000	1,441,519
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 6.1433% 10/25/2037 (b)(c)(d)	965,191	965,260
Magnetite Clo Ltd Series 2025-45A, CME Term SOFR 3 month Index + 1.15%, 1.15% 4/15/2038 (b)(c)(d)(e)	1,559,000	1,557,612
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.603% 1/25/2038 (b)(c)(d)	1,475,000	1,476,106
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.5748% 4/20/2034 (b)(c)(d)	746,434	746,639
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.652% 7/15/2037 (b)(c)(d)	1,119,000	1,119,638
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.4163% 1/25/2038 (b)(c)(d)	2,192,000	2,180,459
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.542% 1/15/2038 (b)(c)(d)	2,414,000	2,411,371
Milos CLO Ltd Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.3316%, 5.6248% 10/20/2030 (b)(c)(d)	963,464	963,744
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 0% 4/15/2038 (b)(c)(d)(e)	2,660,000	2,649,384
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.6932% 7/18/2038 (b)(c)(d)	2,320,000	2,321,322
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6432% 7/20/2037 (b)(c)(d)	3,898,000	3,898,452
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.5801% 1/22/2038 (b)(c)(d)	2,694,000	2,692,459
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 1.23% 4/20/2038 (b)(c)(d)	1,471,000	1,470,340
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.6232% 10/20/2037 (b)(c)(d)	2,146,000	2,140,377
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7932% 4/20/2037 (b)(c)(d)	1,960,000	1,961,913
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.4619% 2/20/2038 (b)(c)(d)	1,836,000	1,827,738
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.7215% 1/18/2038 (b)(c)(d)	920,000	917,960
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.45% 1/15/2033 (b)(c)(d)	1,431,000	1,425,830
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 0.8% 2/15/2033 (b)(c)(d)	2,648,000	2,642,206
Peace Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6848% 10/20/2034 (b)(c)(d)	1,605,558	1,606,242
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (d)	421,019	406,300
Rockland Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3816%, 5.6748% 4/20/2034 (b)(c)(d)	4,536,406	4,536,542
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.652% 10/15/2039 (b)(c)(d)	1,175,000	1,175,000
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.642% 1/15/2037 (b)(c)(d)	1,078,307	1,078,434
SYMP Series 2022-32A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.6103% 4/23/2035 (b)(c)(d)	4,233,802	4,228,315
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.822% 4/15/2037 (b)(c)(d)	1,901,000	1,903,093
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6348% 4/20/2033 (b)(c)(d)	741,228	740,483
Thunderbolt Aircraft Lease Series 2018-A Class A, 4.147% 9/15/2038 (b)(d)	338,886	335,124
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (d)	485,507	469,976
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 6.0932% 1/20/2037 (b)(c)(d)	2,577,000	2,586,334
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.822% 4/15/2037 (b)(c)(d)	900,000	899,106
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.5904% 1/20/2038 (b)(c)(d)	266,000	266,130
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		161,181,766
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (d)	1,178,098	1,182,823
MULTI-NATIONAL - 0.2%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7932% 4/18/2037 (b)(c)(d)	1,864,000	1,866,543
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.4911% 4/20/2038 (b)(c)(d)	668,000	661,984
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.8001% 7/27/2037 (b)(c)(d)	2,450,000	2,454,057
TOTAL MULTI-NATIONAL		4,982,584
UNITED STATES - 3.5%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (d)	1,727,577	1,763,319
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (d)	1,572,697	1,601,620
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (d)	1,447,966	1,458,822
AASET Trust Series 2018-1A Class A, 3.844% 1/16/2038 (d)	85,375	77,264
AASET Trust Series 2019-1 Class A, 3.844% 5/15/2039 (d)	10,083	9,782
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (d)	298,000	286,091
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (d)	406,043	383,227
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (d)	1,019,266	936,412
AASET Trust Series 2022-1A Class A, 6% 5/16/2047 (d)	8,029,432	8,039,198
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (d)	259,821	259,985
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (d)	500,000	503,228
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (d)	256,258	256,600
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6401% 7/20/2037 (b)(c)(d)	2,320,000	2,318,775
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.9123% 10/20/2037 (b)(c)(d)	828,000	829,763
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	1,420,000	1,429,341
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (d)	1,949,932	1,968,931
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (d)	118,920	114,176
Ari Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (d)	685,000	683,464
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6936% 1/15/2035 (b)(c)(d)	549,679	549,698
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (d)	785,420	723,884
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (d)(f)	313,525	312,942
BMW Vehicle Owner Trust Series 2025-A Class A3, 4.56% 9/25/2029	200,000	200,858
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (d)	562,000	568,366
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	283,000	274,442
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	1,353,000	1,376,082
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	1,011,000	1,027,533
Carmax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	200,000	200,716
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (d)	117,883	114,348
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (d)	404,157	379,913
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (d)	272,765	218,232
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (d)	71,819	69,367
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.6101% 4/20/2035 (b)(c)(d)	3,994,984	3,988,633
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (d)	480,999	476,235
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (d)	900,000	910,367
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	442,000	436,368
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (d)	700,000	706,280
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (d)	704,010	687,714
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (d)	923,963	881,299
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (d)	126,339	126,646
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (d)	597,000	605,595
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (d)	600,000	600,928
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (d)	444,000	450,974
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (d)	1,700,000	1,709,685
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (d)	1,895,000	1,871,733
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.812% 7/15/2037 (b)(c)(d)	2,449,000	2,449,612
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (d)	1,548,654	1,573,173
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (d)	712,668	716,745
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (d)	800,000	815,022
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.7719% 1/15/2038 (b)(c)(d)	2,270,000	2,268,554
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (d)	1,700,000	1,707,259
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (d)	3,285,000	3,296,035
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	1,245,000	1,254,737
GM Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	591,946	593,419
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (d)	1,600,000	1,615,646
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (d)	1,860,000	1,868,276
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A2, 4.52% 10/15/2027 (d)	500,000	499,644
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A3, 4.49% 4/16/2029 (d)	400,000	399,902
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.4688% 1/25/2038 (b)(c)(d)	2,288,000	2,289,281
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.9013% 10/20/2037 (b)(c)(d)	2,323,000	2,314,024
Honda Auto Receivables 2023-3 Owner Tr Series 2023-3 Class A3, 5.41% 2/18/2028	700,000	705,698
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (d)	540,555	518,011
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (d)	1,995,000	2,010,099
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	700,000	699,724
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (d)	1,000,000	1,016,088
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (d)	183,786	184,321
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	1,600,000	1,618,887
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	1,000,000	998,139
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (d)	751,592	758,425
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (d)	1,200,000	1,208,912
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (d)	763,889	768,973
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCH1 Class M4, CME Term SOFR 1 month Index + 1.3595%, 5.6796% 1/25/2036 (b)(c)	1,949	1,941
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (d)	473,951	478,182
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (d)	577,028	542,408
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (d)	632,440	611,016
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (d)	565,510	515,160
Santander Drive Auto Receivables Trust Series 2025-2 Class A3, 4.67% 8/15/2029	600,000	601,131
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (d)	415,518	394,738
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (d)	300,000	292,594
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (d)	229,000	213,116
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (d)	1,200,000	1,211,170
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (d)	1,100,000	1,099,694
SFS Auto Receivables Securitization Trust Series 2023-1A Class A2A, 5.89% 3/22/2027 (d)	78,915	78,984
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (d)	840,000	850,162
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (d)	2,097,743	2,130,435
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (d)	4,022,918	4,047,845
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (d)	2,392,005	2,423,396
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (d)	2,894,745	2,848,129
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (d)	3,018,435	2,971,249
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (d)	1,427,423	1,413,164
T-Mobile US Trust Series 2025-1A Class A, 4.74% 11/20/2029 (d)	300,000	302,043
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.2946% 9/25/2034 (b)(c)	836	855
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (d)	802,815	804,745
Tesla Auto Lease Trust Series 2023-B Class A3, 6.13% 9/21/2026 (d)	992,511	996,474
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (d)	223,059	223,389
Toyota Auto Receivables 2022-C Owner Tr Series 2022-C Class A3, 3.76% 4/15/2027	1,800,764	1,793,155
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (d)	547,588	547,688
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (d)	227,502	227,663
USAA Auto Owner Trust Series 2024-A Class A3, 5.03% 3/15/2029 (d)	900,000	907,230
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (d)	2,261,000	2,268,195
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (d)	1,007,646	1,043,461
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	1,462,741	1,463,286
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	762,000	765,639
TOTAL UNITED STATES		110,605,779
TOTAL ASSET-BACKED SECURITIES (Cost $293,012,681)		295,158,108

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Citizens Bank NA/Providence RI 2.25% 4/28/2025	359,000	358,239
Citizens Bank NA/Providence RI 3.75% 2/18/2026	370,000	367,129
Discover Bank 3.45% 7/27/2026	350,000	344,115
Discover Bank USD SOFR Spread-Adj ICE Swap Rate 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	347,000	354,509
Regions Bank/Birmingham AL 6.45% 6/26/2037	969,000	1,000,334

TOTAL BANK NOTES (Cost $2,539,383)		2,424,326

Collateralized Mortgage Obligations - 1.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.4%
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (d)	512,251	470,229
Bravo Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (d)	853,874	771,814
Bravo Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (d)	1,333,046	1,318,515
CFMT LLC Series 2022-HB10 Class A, 3.25% 11/25/2035 (d)	232,022	229,759
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(d)	639,853	626,702
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(d)	478,505	472,295
Fannie Mae Guaranteed REMIC Series 2020-51 Class BA, 2% 6/25/2046	706,281	620,518
Fannie Mae Guaranteed REMIC Series 2021-21 Class HG, 2% 11/25/2047	277,450	248,005
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051	451,377	398,521
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	87,172	72,201
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	92,639	76,730
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	109,533	89,961
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	76,407	67,089
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	868,066	758,564
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	576,417	507,006
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	1,229,434	1,075,795
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	122,281	106,152
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	289,098	265,906
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	350,856	322,444
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	452,368	423,660
Fannie Mae Guaranteed REMIC Series 2022-13 Class MA, 3% 5/25/2044	1,134,929	1,079,900
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	138,375	126,330
Fannie Mae Guaranteed REMIC Series 2022-20 Class HC, 2.5% 4/25/2052	1,703,597	1,539,483
Fannie Mae Guaranteed REMIC Series 2022-25 Class AB, 4% 9/25/2047	426,390	415,666
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	799,782	706,958
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	2,335,049	2,043,477
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	90,051	78,683
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	254,861	247,393
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	337,528	287,292
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	963,856	854,046
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	410,482	377,418
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	841,644	754,094
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.7897% 11/25/2053 (b)(c)	1,164,852	1,172,750
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.8697% 7/25/2054 (b)(c)	293,493	295,154
Fannie Mae Mortgage pass-thru certificates Series 1999-57 Class PH, 6.5% 12/25/2029	4,219	4,328
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5397% 6/25/2054 (b)(c)	990,388	991,652
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5397% 9/25/2054 (b)(c)	464,167	465,200
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7397% 2/25/2055 (b)(c)	769,548	771,856
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7397% 9/25/2054 (b)(c)	774,207	776,026
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5397% 2/25/2055 (b)(c)	983,855	986,683
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4897% 2/25/2055 (b)(c)	407,202	408,670
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	823,889	809,988
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	247,540	217,529
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	70,957	61,885
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	252,604	221,945
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	76,018	64,159
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	193,616	174,774
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038	604,903	573,731
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	250,980	218,542
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	447,560	386,846
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	88,630	79,181
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	590,451	519,169
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	231,653	202,150
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	209,410	182,742
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	216,116	193,095
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	175,342	152,983
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	104,391	89,923
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	1,327,132	1,160,847
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	175,343	152,983
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	163,996	146,542
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	779,846	700,720
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	126,068	115,468
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	175,961	157,542
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	290,074	260,438
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5207 Class PA, 3% 6/25/2051	3,241,761	2,888,929
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class AB, 3% 1/25/2042	450,029	419,518
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4897% 2/25/2055 (b)(c)	1,386,721	1,387,844
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5397% 2/25/2055 (b)(c)	391,191	390,437
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.5897% 10/25/2054 (b)(c)	716,835	719,144
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4897% 2/25/2055 (b)(c)	600,634	602,691
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (d)	358,538	344,952
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (d)	2,544,254	2,364,301
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(d)	377,689	350,758
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (d)	263,732	243,011
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (d)	448,921	415,460
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (d)	137,578	135,843
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (d)	136,633	132,642
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (d)	815,086	797,902
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (d)	249,989	244,505
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)	902,766	868,258
Towd Point Mortgage Trust Series 2020-1 Class A1, 2.71% 1/25/2060 (d)	1,210,658	1,145,848
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (d)	2,722,214	2,543,044
TOTAL UNITED STATES		46,143,194
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $45,970,379)		46,143,194

Commercial Mortgage Securities - 5.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 5.3%
Arbor Multifamily Mortgage Securities Trust Series 2021-MF2 Class ASB, 2.2446% 6/15/2054 (d)	600,000	552,198
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (d)	376,746	357,865
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (d)	109,000	100,867
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.47% 1/15/2039 (b)(c)(d)	450,768	448,376
BANK Series 2017-BNK4 Class ASB, 3.419% 5/15/2050	232,422	229,792
BANK Series 2018-BN10 Class A5, 3.688% 2/15/2061	48,347	46,999
BANK Series 2018-BN14 Class ASB, 4.185% 9/15/2060	245,861	243,684
BANK Series 2019-BN19 Class ASB, 3.071% 8/15/2061	574,231	555,854
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	82,630	75,104
BANK Series 2020-BN25 Class A5, 2.649% 1/15/2063	462,410	414,669
BANK Series 2020-BN26 Class ASB, 2.313% 3/15/2063	1,099,801	1,043,121
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	1,148,351	981,642
BANK Series 2021-BN33 Class XA, 1.0453% 5/15/2064 (b)(g)	11,968,756	522,435
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	567,169	484,694
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (b)	400,000	402,810
BANK Series 2025-BNK49 Class A5, 5.623% 3/15/2058	1,400,000	1,450,743
BANK5 Series 2023-5YR1 Class A2, 5.779% 4/15/2056	800,000	816,977
BBCMS Mortgage Trust Series 2021-C11 Class A5, 2.322% 9/15/2054	722,307	620,524
BBCMS Mortgage Trust Series 2022-C14 Class ASB, 2.901% 2/15/2055	600,000	556,990
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.2988% 9/15/2056 (b)	1,422,000	1,504,527
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	172,167	168,097
Benchmark Mortgage Trust Series 2018-B7 Class A4, 4.51% 5/15/2053	200,000	196,172
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	1,180,306	1,142,959
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	159,609	152,553
Benchmark Mortgage Trust Series 2019-B10 Class ASB, 3.615% 3/15/2062	402,600	394,948
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	726,144	671,390
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/2052	642,936	618,925
Benchmark Mortgage Trust Series 2019-B9 Class AAB, 3.9325% 3/15/2052	752,603	743,132
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	468,749	399,840
Benchmark Mortgage Trust Series 2021-B24 Class A5, 2.5843% 3/15/2054	700,621	604,751
Benchmark Mortgage Trust Series 2021-B28 Class ASB, 1.9804% 8/15/2054	1,600,000	1,447,784
Benchmark Mortgage Trust Series 2023-V3 Class XA, 0.8139% 7/15/2056 (b)(g)	31,976,619	782,385
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.6613% 3/15/2041 (b)(c)(d)	1,243,913	1,241,581
BMO Mortgage Trust Series 2023-C6 Class XA, 0.7918% 9/15/2056 (b)(g)	13,284,267	711,415
BMO Mortgage Trust Series 2024-5C5 Class A3, 5.8574% 2/15/2057	300,000	309,313
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.6911% 6/15/2041 (b)(c)(d)	1,792,000	1,789,761
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.9607% 6/15/2041 (b)(c)(d)	885,000	882,234
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 6.1605% 6/15/2041 (b)(c)(d)	626,000	624,044
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.2172% 4/15/2037 (b)(c)(d)	2,835,445	2,836,067
BPR Trust Series 2022-OANA Class B, CME Term SOFR 1 month Index + 2.447%, 6.7662% 4/15/2037 (b)(c)(d)	841,247	840,984
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7108% 3/15/2041 (b)(c)(d)	6,094,429	6,103,606
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.7652% 4/15/2040 (b)(c)(d)	4,880,000	4,876,950
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.3653% 4/15/2034 (b)(c)(d)	562,789	557,845
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.6653% 4/15/2034 (b)(c)(d)	412,398	407,759
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.9653% 4/15/2034 (b)(c)(d)	272,629	269,220
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.2653% 4/15/2034 (b)(c)(d)	286,192	282,436
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1226% 10/15/2036 (b)(c)(d)	1,109,960	1,101,699
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.3323% 10/15/2036 (b)(c)(d)	162,246	160,218
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.5321% 10/15/2036 (b)(c)(d)	217,124	214,410
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.7318% 10/15/2036 (b)(c)(d)	210,720	207,559
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.381% 10/15/2036 (b)(c)(d)	732,746	725,419
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8129% 4/15/2037 (b)(c)(d)	652,666	652,675
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.3321% 2/15/2039 (b)(c)(d)	765,031	762,641
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.6315% 2/15/2039 (b)(c)(d)	310,649	309,485
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.8809% 2/15/2039 (b)(c)(d)	310,649	309,485
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 6.28% 2/15/2039 (b)(c)(d)	310,649	309,386
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.0806% 12/9/2040 (b)(c)(d)	1,447,054	1,447,054
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.51% 12/9/2040 (b)(c)(d)	391,657	391,657
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.9593% 12/9/2040 (b)(c)(d)	173,274	173,274
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.612% 12/15/2039 (b)(c)(d)	837,379	835,285
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.9632% 5/15/2041 (b)(d)	3,111,755	3,109,810
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7637% 4/15/2041 (b)(c)(d)	3,797,856	3,805,118
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.0134% 4/15/2041 (b)(c)(d)	605,223	605,252
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.263% 4/15/2041 (b)(c)(d)	502,098	501,157
BX Trust 2024-FNX Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.4719% 2/15/2035 (b)(c)(d)	2,237,000	2,209,038
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4657% 3/15/2030 (b)(c)(d)	6,630,000	6,596,920
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.7153% 3/15/2030 (b)(c)(d)	971,000	964,943
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.8651% 3/15/2030 (b)(c)(d)	1,368,000	1,359,468
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.0694% 10/15/2026 (b)(c)(d)	1,939,262	1,928,354
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2345% 2/15/2036 (b)(c)(d)	200,000	199,759
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.1045% 6/15/2038 (b)(c)(d)	230,582	229,717
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.2592% 4/15/2037 (b)(c)(d)	372,906	372,673
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.6092% 4/15/2037 (b)(c)(d)	84,192	84,192
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.1582% 4/15/2037 (b)(c)(d)	70,498	70,542
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.7612% 2/15/2039 (b)(c)(d)	2,981,153	2,983,022
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.1107% 2/15/2039 (b)(c)(d)	378,112	377,875
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.0104% 3/15/2041 (b)(c)(d)	1,041,103	1,040,127
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.2601% 3/15/2041 (b)(c)(d)	1,382,661	1,381,364
CAMB Commercial Mortgage Trust Series 2019-LIFE Class A, CME Term SOFR 1 month Index + 1.367%, 5.687% 12/15/2037 (b)(c)(d)	2,145,000	2,140,978
CAMB Commercial Mortgage Trust Series 2019-LIFE Class E, CME Term SOFR 1 month Index + 2.447%, 6.767% 12/15/2037 (b)(c)(d)	520,000	519,025
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (d)	1,194,866	1,142,037
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	527,861	515,074
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	1,960,100	1,893,660
Citigroup Commercial Mortgage Trust Series 2015-GC29 Class A4, 3.192% 4/10/2048	93,920	92,512
Citigroup Commercial Mortgage Trust Series 2015-P1 Class A5, 3.717% 9/15/2048	160,809	159,875
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	508,851	499,300
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4, 2.902% 7/10/2049	589,456	572,979
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	490,811	467,709
COMM Mortgage Trust Series 2015-CR22 Class A5, 3.309% 3/10/2048	91,036	90,811
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	1,284,202	1,262,411
CSAIL Commercial Mortgage Trust Series 2015-C3 Class A4, 3.7182% 8/15/2048	314,104	312,730
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A4, 2.7628% 9/15/2052	516,958	475,646
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A5, 3.0161% 9/15/2052	516,958	472,712
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (d)	95,559	93,935
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(d)	605,000	617,117
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1355% 11/15/2038 (b)(c)(d)	2,964,315	2,951,461
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5135% 7/15/2038 (b)(c)(d)	584,651	584,103
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 5.8135% 7/15/2038 (b)(c)(d)	1,397,101	1,395,354
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.1335% 7/15/2038 (b)(c)(d)	180,159	179,934
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.6835% 7/15/2038 (b)(c)(d)	10,023,958	10,011,429
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K047 Class A2, 3.329% 5/25/2025	1,634,785	1,629,648
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	253,660	252,250
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K053 Class A2, 2.995% 12/25/2025	185,647	183,688
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K054 Class A2, 2.745% 1/25/2026	1,211,688	1,195,214
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K056 Class A2, 2.525% 5/25/2026	568,904	558,135
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	437,441	428,589
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K062 Class A1, 3.032% 9/25/2026	58,175	57,792
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	2,600,000	2,561,225
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K064 Class A2, 3.224% 3/25/2027	472,919	463,886
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	1,152,712	1,127,349
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	394,540	384,617
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	1,100,000	1,074,288
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	600,000	585,239
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	500,000	489,423
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	900,000	878,373
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	2,600,000	2,553,801
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	600,000	593,212
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	1,800,000	1,776,563
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K079 Class A2, 3.926% 6/25/2028	213,322	210,882
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K080 Class A2, 3.926% 7/25/2028	454,836	449,493
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	400,000	394,879
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	400,000	396,612
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-1510 Class A2, 3.718% 1/25/2031	407,161	393,259
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K094 Class A2, 2.903% 6/25/2029	1,410,116	1,334,437
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K104 Class A2, 2.253% 1/25/2030	2,053,820	1,872,152
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K116 Class A2, 1.378% 7/25/2030	1,745,881	1,500,584
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K117 Class A2, 1.406% 8/25/2030	890,789	764,759
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K118 Class A2, 1.493% 9/25/2030	423,042	364,121
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K121 Class A2, 1.547% 10/25/2030	593,860	510,301
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	1,100,000	1,029,342
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K123 Class A2, 1.621% 12/25/2030	781,693	672,924
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K125 Class A2, 1.846% 1/25/2031	230,204	200,056
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K126 Class A2, 2.074% 1/25/2031	327,624	288,689
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K130 Class A2, 1.723% 6/25/2031	281,917	241,073
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K136 Class A2, 2.127% 11/25/2031	771,017	667,884
GS Mortgage Securities Trust Series 2018-GS10 Class A4, 3.89% 7/10/2051	3,800,000	3,649,895
GS Mortgage Securities Trust Series 2018-GS9 Class A4, 3.992% 3/10/2051	400,000	390,036
GS Mortgage Securities Trust Series 2020-GC45 Class A5, 2.9106% 2/13/2053	1,245,771	1,147,611
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3845% 10/15/2036 (b)(c)(d)	1,961,563	1,946,940
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.5845% 10/15/2036 (b)(c)(d)	450,000	445,527
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 5.9845% 10/15/2036 (b)(c)(d)	2,451,000	2,420,546
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class A5, 3.9342% 9/15/2047	3,147	3,109
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class A5, 3.6385% 11/15/2047	57,824	56,359
JPMBB Commercial Mortgage Securities Trust Series 2015-C29 Class A4, 3.6108% 5/15/2048	119,133	118,870
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/2049	269,200	266,487
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	125,239	123,426
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (d)	158,353	101,346
JPMorgan Chase Commercial Mortgage Securities Trust Series 2022-NLP Class A, CME Term SOFR 1 month Index + 0.5965%, 4.9157% 4/15/2037 (b)(c)(d)	318,267	311,902
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.6144% 5/15/2039 (b)(c)(d)	2,976,439	2,883,771
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.1131% 5/15/2039 (b)(c)(d)	899,162	822,733
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.4123% 5/15/2039 (b)(c)(d)	511,349	465,328
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.8611% 5/15/2039 (b)(c)(d)	454,472	418,358
LIFE Mortgage Trust Series 2021-BMR Class B, CME Term SOFR 1 month Index + 0.9945%, 5.3135% 3/15/2038 (b)(c)(d)	40,960	40,704
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.5335% 3/15/2038 (b)(c)(d)	97,311	96,277
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.8335% 3/15/2038 (b)(c)(d)	135,373	133,427
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.1835% 3/15/2038 (b)(c)(d)	118,320	115,657
Morgan Stanley Capital I Trust Series 2016-UB11 Class A4, 2.782% 8/15/2049	1,200,000	1,163,483
Morgan Stanley Capital I Trust Series 2017-H1 Class A4, 3.259% 6/15/2050	1,500,000	1,451,309
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	1,275,945	1,249,132
Morgan Stanley Capital I Trust Series 2019-L2 Class A3, 3.806% 3/15/2052	898,594	862,767
Morgan Stanley Capital I Trust Series 2020-L4 Class A3, 2.698% 2/15/2053	487,766	444,982
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(d)	982,046	948,765
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class A, 2.966% 12/15/2038 (d)	531,500	498,558
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4083% 11/15/2040 (b)(c)(d)	768,878	771,263
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.1572% 11/15/2040 (b)(c)(d)	871,200	873,374
OPG Trust Series 2021-PORT Class A, CME Term SOFR 1 month Index + 0.5985%, 4.9185% 10/15/2036 (b)(c)(d)	1,321,794	1,313,533
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (d)	186,489	190,921
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.3192% 2/15/2039 (b)(c)(d)	263,000	258,098
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 6.9692% 2/15/2039 (b)(c)(d)	137,000	134,105
SREIT Trust Series 2021-FLWR Class A, CME Term SOFR 1 month Index + 0.691%, 5.01% 7/15/2036 (b)(c)(d)	619,568	616,083
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.1645% 11/15/2038 (b)(c)(d)	2,062,085	2,049,197
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.5135% 11/15/2038 (b)(c)(d)	1,559,984	1,550,234
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.7627% 11/15/2038 (b)(c)(d)	316,860	314,880
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.0119% 11/15/2038 (b)(c)(d)	208,254	206,953
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5621% 12/15/2039 (b)(c)(d)	2,790,000	2,783,034
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.9116% 12/15/2039 (b)(c)(d)	680,000	679,151
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 6.311% 12/15/2039 (b)(c)(d)	501,000	500,214
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (d)	1,123,328	914,401
Wells Fargo Commercial Mortgage Trust Series 2016-C37 Class A4, 3.525% 12/15/2049	450,823	443,840
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	887,720	815,251
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class A4, 3.146% 12/15/2052	63,390	58,792
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class A5, 2.725% 2/15/2053	438,989	397,607
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	386,520	369,922
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.6345% 5/15/2031 (b)(c)(d)	552,000	548,588
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3099% 8/15/2041 (b)(c)(d)	500,000	497,275
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.0103% 8/15/2041 (b)(c)(d)	1,100,000	1,093,856
TOTAL UNITED STATES		170,379,008
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $169,599,032)		170,379,008

Fixed-Income Funds - 0.5%
	Shares	Value ($)
Fidelity Specialized High Income Central Fund (h) (Cost $16,996,745)	194,168	16,933,387

Foreign Government and Government Agency Obligations - 0.3%
	Principal Amount (a)	Value ($)
CANADA - 0.2%
Province of Alberta 1% 5/20/2025	968,000	963,741
Province of Alberta 3.3% 3/15/2028	274,000	267,753
Province of British Columbia 2.25% 6/2/2026	654,000	640,161
Province of Ontario 0.625% 1/21/2026	70,000	68,026
Province of Ontario 1.125% 10/7/2030	658,000	556,852
Province of Ontario 2.3% 6/15/2026	391,000	382,625
Province of Ontario 2.5% 4/27/2026	137,000	134,649
Province of Quebec 2.5% 4/20/2026	322,000	316,526
Province of Quebec 2.75% 4/12/2027	350,000	340,592
TOTAL CANADA		3,670,925
JAPAN - 0.0%
Japan International Cooperation Agency 1.75% 4/28/2031	274,000	234,887
MEXICO - 0.1%
United Mexican States 3.25% 4/16/2030	366,000	330,864
United Mexican States 3.5% 2/12/2034	1,114,000	914,037
United Mexican States 4.28% 8/14/2041	1,201,000	911,559
United Mexican States 4.35% 1/15/2047	395,000	282,820
United Mexican States 4.5% 1/31/2050	254,000	183,388
United Mexican States 4.6% 2/10/2048	481,000	354,189
United Mexican States 4.75% 3/8/2044	266,000	207,041
United Mexican States 5.55% 1/21/2045	107,000	94,936
United Mexican States 6.05% 1/11/2040	132,000	124,608
TOTAL MEXICO		3,403,442
PANAMA - 0.0%
Panamanian Republic 3.16% 1/23/2030	517,000	451,083
Panamanian Republic 4.5% 4/1/2056	547,000	334,149
Panamanian Republic 4.5% 4/16/2050	353,000	225,037
TOTAL PANAMA		1,010,269
SAUDI ARABIA - 0.0%
Kingdom of Saudi Arabia 3.25% 10/22/2030 (d)	396,000	365,221
Kingdom of Saudi Arabia 4.5% 4/22/2060 (d)	301,000	234,355
TOTAL SAUDI ARABIA		599,576
URUGUAY - 0.0%
Uruguay Republic 4.125% 11/20/2045	130,228	110,564
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $9,960,820)		9,029,663

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
Texas - 0.0%
Transportation - 0.0%
Dallas Fort Worth International Airport 4.507% 11/1/2051	155,000	134,962
Dallas Fort Worth International Airport Series 2019A, 3.144% 11/1/2045	65,000	48,745
Dallas Fort Worth International Airport Series 2021 C, 2.843% 11/1/2046	400,000	288,057
		471,764
TOTAL MUNICIPAL SECURITIES (Cost $533,232)		471,764

Non-Convertible Corporate Bonds - 23.3%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(d)	328,000	306,857
Westpac Banking Corp 4.11% 7/24/2034 (b)	800,000	764,385
Westpac Banking Corp 4.421% 7/24/2039	160,000	144,207
		1,215,449
Materials - 0.0%
Metals & Mining - 0.0%
Rio Tinto Finance USA Ltd 5.2% 11/2/2040	357,000	348,063
Rio Tinto Finance USA Ltd 7.125% 7/15/2028	55,000	59,420
		407,483
TOTAL AUSTRALIA		1,622,932
AUSTRIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Oesterreichische Kontrollbank AG 0.375% 9/17/2025	299,000	293,456
BELGIUM - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Anheuser-Busch InBev Worldwide Inc 3.5% 6/1/2030	465,000	443,080
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Vale Overseas Ltd 3.75% 7/8/2030	667,000	618,416
Vale SA 5.625% 9/11/2042	181,000	177,175
		795,591
Paper & Forest Products - 0.0%
Suzano Austria GmbH 2.5% 9/15/2028	412,000	375,564
Suzano Austria GmbH 6% 1/15/2029	330,000	335,577
		711,141
TOTAL BRAZIL		1,506,732
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd 4.95% 6/1/2047	175,000	150,407
Canadian Natural Resources Ltd 5.85% 2/1/2035	644,000	653,065
Canadian Natural Resources Ltd 6.25% 3/15/2038	188,000	195,044
Cenovus Energy Inc 2.65% 1/15/2032	196,000	165,703
Cenovus Energy Inc 5.4% 6/15/2047	154,000	137,147
Cenovus Energy Inc 6.75% 11/15/2039	8,000	8,624
Enbridge Inc 4.25% 12/1/2026	223,000	221,844
Enbridge Inc 5.5% 12/1/2046	397,000	382,573
TransCanada PipeLines Ltd 4.875% 1/15/2026	137,000	137,103
TransCanada PipeLines Ltd 6.1% 6/1/2040	184,000	189,273
		2,240,783
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026	237,000	233,595
Emera US Finance LP 4.75% 6/15/2046	143,000	117,889
		351,484
TOTAL CANADA		2,592,267
FRANCE - 0.2%
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 2.219% 6/9/2026 (b)(d)	947,000	942,317
BNP Paribas SA 5.786% 1/13/2033 (b)(d)	3,269,000	3,342,416
Societe Generale SA 1.488% 12/14/2026 (b)(d)	1,222,000	1,193,784
Societe Generale SA 5.5% 4/13/2029 (b)(d)	2,232,000	2,262,522

TOTAL FRANCE		7,741,039
GERMANY - 0.3%
Financials - 0.3%
Capital Markets - 0.2%
Deutsche Bank AG 4.1% 1/13/2026	330,000	328,523
Deutsche Bank AG 4.5% 4/1/2025	1,502,000	1,502,000
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (b)	171,000	164,317
Deutsche Bank AG/New York NY 4.1% 1/13/2026	598,000	595,454
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)	2,100,000	2,089,997
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (b)	1,810,000	1,894,256
		6,574,547
Financial Services - 0.1%
KfW 0.375% 7/18/2025	472,000	466,419
KfW 0.625% 1/22/2026	1,471,000	1,429,558
KfW 2% 5/2/2025	105,000	104,778
KfW 2.875% 4/3/2028	421,000	408,234
Landwirtschaftliche Rentenbank 1.75% 7/27/2026	233,000	226,121
Landwirtschaftliche Rentenbank 2.5% 11/15/2027	242,000	233,286
		2,868,396
TOTAL FINANCIALS		9,442,943

Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance II LLC 2.85% 4/15/2025 (d)	105,000	104,925
Bayer US Finance II LLC 3.95% 4/15/2045 (d)	38,000	26,987
Bayer US Finance II LLC 4.25% 12/15/2025 (d)	548,000	545,551
		677,463
TOTAL GERMANY		10,120,406
IRELAND - 0.6%
Financials - 0.3%
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	878,000	848,492
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	730,000	685,989
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	567,000	502,336
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	204,000	176,057
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	204,000	161,366
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.875% 1/23/2028	430,000	420,013
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 10/1/2025	270,000	269,605
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	393,000	392,635
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028	4,500,000	4,628,725
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	2,464,000	2,543,517
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025	455,000	456,322
		11,085,057
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (d)	198,000	196,889
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (d)	587,000	583,590
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (d)	933,000	933,168
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (d)	7,268,000	7,521,284
		9,234,931
TOTAL IRELAND		20,319,988
ITALY - 0.1%
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (d)	1,614,000	1,618,505
JAPAN - 0.1%
Financials - 0.1%
Banks - 0.1%
Japan Bank for International Cooperation 1.25% 1/21/2031	1,072,000	904,451
Japan Bank for International Cooperation 2.375% 4/20/2026	358,000	351,054
Japan Bank for International Cooperation 2.875% 6/1/2027	208,000	202,454
Japan Bank for International Cooperation 3.25% 7/20/2028	246,000	239,068

TOTAL JAPAN		1,697,027
KOREA (SOUTH) - 0.0%
Financials - 0.0%
Banks - 0.0%
Export-Import Bank of Korea 0.625% 2/9/2026	719,000	696,786
Korea Development Bank/The 1.625% 1/19/2031	367,000	312,471

TOTAL KOREA (SOUTH)		1,009,257
MEXICO - 0.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Petroleos Mexicanos 4.5% 1/23/2026	668,000	653,899
Petroleos Mexicanos 5.95% 1/28/2031	807,000	683,489
Petroleos Mexicanos 6.35% 2/12/2048	1,658,000	1,094,114
Petroleos Mexicanos 6.49% 1/23/2027	481,000	470,490
Petroleos Mexicanos 6.5% 1/23/2029	698,000	655,876
Petroleos Mexicanos 6.5% 3/13/2027	607,000	591,157
Petroleos Mexicanos 6.7% 2/16/2032	2,314,000	2,030,304
Petroleos Mexicanos 6.75% 9/21/2047	1,520,000	1,038,084
Petroleos Mexicanos 6.84% 1/23/2030	289,000	263,538
Petroleos Mexicanos 6.95% 1/28/2060	989,000	670,443
Petroleos Mexicanos 7.69% 1/23/2050	2,036,000	1,520,587
Petroleos Mexicanos 8.75% 6/2/2029	15,000,000	14,923,500
		24,595,481
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp 3.875% 4/23/2025	101,000	100,778
Southern Copper Corp 5.25% 11/8/2042	158,000	146,229
Southern Copper Corp 7.5% 7/27/2035	167,000	189,946
		436,953
TOTAL MEXICO		25,032,434
MULTI-NATIONAL - 0.4%
Financials - 0.4%
Banks - 0.3%
African Development Bank 0.875% 7/22/2026	419,000	402,152
Asian Development Bank 0.375% 9/3/2025	1,103,000	1,084,624
Asian Development Bank 0.5% 2/4/2026	611,000	592,568
Asian Development Bank 0.75% 10/8/2030	534,000	446,999
Asian Development Bank 2% 4/24/2026	173,000	169,223
Asian Development Bank 2.5% 11/2/2027	184,000	177,393
Asian Development Bank 2.625% 1/12/2027	178,000	173,770
Asian Development Bank 2.75% 1/19/2028	1,032,000	998,932
European Investment Bank 0.75% 9/23/2030	762,000	639,622
European Investment Bank 0.875% 5/17/2030	183,000	156,244
European Investment Bank 1.25% 2/14/2031	331,000	282,442
European Investment Bank 2.375% 5/24/2027	110,000	106,361
Inter-American Development Bank 0.625% 7/15/2025	607,000	600,389
Inter-American Development Bank 0.875% 4/20/2026	1,388,000	1,342,469
Inter-American Development Bank 2% 6/2/2026	110,000	107,396
Inter-American Development Bank 2.25% 6/18/2029	524,000	488,175
Inter-American Development Bank 2.375% 7/7/2027	184,000	177,627
Inter-American Development Bank 4.375% 1/24/2044	239,000	226,071
		8,172,457
Financial Services - 0.1%
International Bank for Reconstruction & Development 0.375% 7/28/2025	717,000	707,689
International Bank for Reconstruction & Development 0.5% 10/28/2025	905,000	885,456
International Bank for Reconstruction & Development 0.75% 8/26/2030	454,000	381,252
International Bank for Reconstruction & Development 0.875% 5/14/2030	555,000	474,160
International Bank for Reconstruction & Development 1.25% 2/10/2031	497,000	422,839
International Bank for Reconstruction & Development 1.875% 10/27/2026	130,000	125,773
International Bank for Reconstruction & Development 2.5% 3/29/2032	1,000,000	898,233
International Bank for Reconstruction & Development 2.5% 7/29/2025	104,000	103,241
International Finance Corp 0.75% 8/27/2030	303,000	254,559
		4,253,202
TOTAL MULTI-NATIONAL		12,425,659
NETHERLANDS - 0.4%
Financials - 0.4%
Banks - 0.4%
ABN AMRO Bank NV 4.988% 12/3/2028 (b)(d)	10,000,000	10,065,877
Cooperatieve Rabobank UA 3.75% 7/21/2026	528,000	521,139
Cooperatieve Rabobank UA 4.375% 8/4/2025	936,000	933,652
Cooperatieve Rabobank UA 5.25% 5/24/2041	82,000	80,668

TOTAL NETHERLANDS		11,601,336
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 2.375% 5/22/2030	316,000	285,068
Equinor ASA 3.125% 4/6/2030	274,000	256,920
Equinor ASA 3.625% 9/10/2028	331,000	324,006
Equinor ASA 3.7% 4/6/2050	438,000	331,810
Equinor ASA 5.1% 8/17/2040	55,000	54,442

TOTAL NORWAY		1,252,246
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (d)	174,774	181,547
SWITZERLAND - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG 1.494% 8/10/2027 (b)(d)	732,000	701,308
UBS Group AG 3.869% 1/12/2029 (b)(d)	505,000	493,269
UBS Group AG 4.125% 9/24/2025 (d)	661,000	659,399
UBS Group AG 4.194% 4/1/2031 (b)(d)	1,208,000	1,164,572
UBS Group AG 4.55% 4/17/2026	323,000	323,147
UBS Group AG 4.875% 5/15/2045	310,000	279,107
UBS Group AG 6.537% 8/12/2033 (b)(d)	7,000,000	7,500,153
		11,120,955
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(d)	200,000	197,860
TOTAL SWITZERLAND		11,318,815
UNITED KINGDOM - 0.5%
Consumer Staples - 0.1%
Tobacco - 0.1%
BAT Capital Corp 3.557% 8/15/2027	153,000	149,304
BAT Capital Corp 4.39% 8/15/2037	298,000	261,672
BAT Capital Corp 4.54% 8/15/2047	306,000	244,432
BAT Capital Corp 4.758% 9/6/2049	334,000	271,778
BAT Capital Corp 6.421% 8/2/2033	422,000	450,395
Imperial Brands Finance PLC 4.25% 7/21/2025 (d)	201,000	200,490
Imperial Brands Finance PLC 6.125% 7/27/2027 (d)	1,309,000	1,349,126
Reynolds American Inc 4.45% 6/12/2025	303,000	302,609
Reynolds American Inc 5.7% 8/15/2035	153,000	154,114
Reynolds American Inc 5.85% 8/15/2045	116,000	110,693
Reynolds American Inc 6.15% 9/15/2043	502,000	501,290
Reynolds American Inc 7.25% 6/15/2037	570,000	633,190
		4,629,093
Financials - 0.4%
Banks - 0.4%
Barclays PLC 2.279% 11/24/2027 (b)	500,000	480,694
Barclays PLC 2.894% 11/24/2032 (b)	520,000	450,853
Barclays PLC 4.836% 5/9/2028	263,000	262,080
Barclays PLC 4.95% 1/10/2047	443,000	399,264
Barclays PLC 5.088% 6/20/2030 (b)	923,000	916,711
Barclays PLC 5.2% 5/12/2026	781,000	783,497
Barclays PLC 5.829% 5/9/2027 (b)	4,830,000	4,888,924
Barclays PLC 6.224% 5/9/2034 (b)	2,572,000	2,679,328
NatWest Group PLC 3.073% 5/22/2028 (b)	584,000	565,063
NatWest Group PLC 4.8% 4/5/2026	358,000	359,083
NatWest Group PLC 4.892% 5/18/2029 (b)	234,000	234,436
		12,019,933
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (d)	285,000	267,164
TOTAL UNITED KINGDOM		16,916,190
UNITED STATES - 19.3%
Communication Services - 2.0%
Diversified Telecommunication Services - 0.5%
AT&T Inc 1.65% 2/1/2028	284,000	262,717
AT&T Inc 2.25% 2/1/2032	467,000	393,880
AT&T Inc 2.55% 12/1/2033	1,877,000	1,538,867
AT&T Inc 2.75% 6/1/2031	509,000	452,410
AT&T Inc 2.95% 7/15/2026	219,000	214,734
AT&T Inc 3.3% 2/1/2052	484,000	320,152
AT&T Inc 3.5% 6/1/2041	261,000	201,373
AT&T Inc 3.5% 9/15/2053	864,000	589,153
AT&T Inc 3.55% 9/15/2055	1,880,000	1,274,085
AT&T Inc 3.65% 6/1/2051	400,000	283,294
AT&T Inc 3.65% 9/15/2059	1,836,000	1,238,257
AT&T Inc 3.8% 12/1/2057	1,915,000	1,344,367
AT&T Inc 3.8% 2/15/2027	247,000	243,922
AT&T Inc 4.35% 6/15/2045	175,000	145,108
AT&T Inc 4.5% 3/9/2048	224,000	185,911
AT&T Inc 4.65% 6/1/2044	216,000	186,270
Verizon Communications Inc 1.5% 9/18/2030	110,000	93,308
Verizon Communications Inc 1.68% 10/30/2030	92,000	78,308
Verizon Communications Inc 2.355% 3/15/2032	1,607,000	1,359,831
Verizon Communications Inc 2.55% 3/21/2031	2,142,000	1,887,399
Verizon Communications Inc 3.55% 3/22/2051	299,000	213,478
Verizon Communications Inc 4.272% 1/15/2036	666,000	611,015
Verizon Communications Inc 4.4% 11/1/2034	103,000	97,285
Verizon Communications Inc 4.75% 11/1/2041	27,000	24,377
Verizon Communications Inc 4.78% 2/15/2035 (d)	1,473,000	1,429,900
Verizon Communications Inc 5.012% 4/15/2049	67,000	62,436
Verizon Communications Inc 5.012% 8/21/2054	344,000	307,782
		15,039,619
Entertainment - 0.0%
Walt Disney Co/The 2.65% 1/13/2031	435,000	392,978
Walt Disney Co/The 2.75% 9/1/2049	286,000	179,756
Walt Disney Co/The 3.5% 5/13/2040	187,000	151,738
Walt Disney Co/The 3.6% 1/13/2051	186,000	137,093
Walt Disney Co/The 4.7% 3/23/2050	1,046,000	934,339
Walt Disney Co/The 5.4% 10/1/2043	106,000	105,005
Walt Disney Co/The 6.15% 2/15/2041	288,000	309,501
Walt Disney Co/The 6.15% 3/1/2037	108,000	117,410
		2,327,820
Media - 1.3%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	408,000	330,339
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031	701,000	605,236
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 6/1/2041	924,000	640,080
Charter Communications Operating LLC / Charter Communications Operating Capital 3.9% 6/1/2052	4,000,000	2,586,510
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	302,000	296,165
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	318,000	287,500
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	8,242,000	6,213,922
Charter Communications Operating LLC / Charter Communications Operating Capital 4.908% 7/23/2025	163,000	162,960
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	1,087,000	1,081,978
Charter Communications Operating LLC / Charter Communications Operating Capital 5.125% 7/1/2049	339,000	269,063
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	2,518,000	2,086,364
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	318,000	255,368
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	143,000	123,332
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	1,665,000	1,719,196
Charter Communications Operating LLC / Charter Communications Operating Capital 6.384% 10/23/2035	369,000	373,949
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	474,000	450,620
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	1,149,000	1,181,946
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055	3,000,000	2,918,859
Comcast Corp 1.5% 2/15/2031	390,000	325,956
Comcast Corp 1.95% 1/15/2031	70,000	60,074
Comcast Corp 2.45% 8/15/2052	390,000	213,833
Comcast Corp 2.65% 2/1/2030	216,000	197,745
Comcast Corp 2.8% 1/15/2051	224,000	135,023
Comcast Corp 3.375% 8/15/2025	376,000	374,715
Comcast Corp 3.4% 4/1/2030	200,000	189,261
Comcast Corp 3.45% 2/1/2050	204,000	141,214
Comcast Corp 3.75% 4/1/2040	160,000	131,244
Comcast Corp 3.969% 11/1/2047	143,000	110,412
Comcast Corp 4% 3/1/2048	329,000	254,763
Comcast Corp 4.15% 10/15/2028	517,000	511,362
Discovery Communications LLC 3.625% 5/15/2030	1,254,000	1,128,150
Discovery Communications LLC 4.125% 5/15/2029	26,000	24,534
Time Warner Cable LLC 4.5% 9/15/2042	418,000	318,413
Time Warner Cable LLC 5.5% 9/1/2041	214,000	185,612
Time Warner Cable LLC 5.875% 11/15/2040	188,000	172,370
Time Warner Cable LLC 6.55% 5/1/2037	2,538,000	2,517,496
Time Warner Cable LLC 7.3% 7/1/2038	585,000	614,149
TWDC Enterprises 18 Corp 3% 7/30/2046	123,000	83,823
TWDC Enterprises 18 Corp 4.125% 6/1/2044	156,000	130,014
Warnermedia Holdings Inc 3.755% 3/15/2027	364,000	355,030
Warnermedia Holdings Inc 4.054% 3/15/2029	164,000	154,448
Warnermedia Holdings Inc 4.279% 3/15/2032	4,437,000	3,909,172
Warnermedia Holdings Inc 5.05% 3/15/2042	692,000	553,464
Warnermedia Holdings Inc 5.141% 3/15/2052	8,192,000	5,971,941
		40,347,605
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.05% 2/15/2028	412,000	384,801
T-Mobile USA Inc 2.25% 11/15/2031	5,000,000	4,247,718
T-Mobile USA Inc 3.3% 2/15/2051	412,000	275,024
T-Mobile USA Inc 3.5% 4/15/2025	241,000	240,875
T-Mobile USA Inc 3.75% 4/15/2027	997,000	982,568
T-Mobile USA Inc 3.875% 4/15/2030	1,339,000	1,283,622
		7,414,608
TOTAL COMMUNICATION SERVICES		65,129,652

Consumer Discretionary - 0.4%
Automobiles - 0.1%
General Motors Co 5% 10/1/2028	189,000	188,690
General Motors Co 5.2% 4/1/2045	117,000	98,184
General Motors Co 5.95% 4/1/2049	173,000	158,487
General Motors Co 6.6% 4/1/2036	160,000	165,167
General Motors Co 6.75% 4/1/2046	196,000	198,665
General Motors Co 6.8% 10/1/2027	364,000	378,889
General Motors Financial Co Inc 3.85% 1/5/2028	192,000	186,034
General Motors Financial Co Inc 4% 10/6/2026	101,000	99,782
General Motors Financial Co Inc 4.3% 7/13/2025	340,000	339,425
General Motors Financial Co Inc 4.35% 1/17/2027	219,000	216,990
General Motors Financial Co Inc 5.65% 1/17/2029	587,000	596,565
General Motors Financial Co Inc 5.85% 4/6/2030	1,080,000	1,099,581
		3,726,459
Broadline Retail - 0.0%
Kohl's Corp 4.25% 7/17/2025	100,000	99,107
Diversified Consumer Services - 0.0%
American University/The 3.672% 4/1/2049	66,000	49,894
Duke University 2.832% 10/1/2055	128,000	79,953
George Washington University/The 4.126% 9/15/2048	192,000	157,286
George Washington University/The 4.3% 9/15/2044	55,000	47,354
Massachusetts Institute of Technology 2.989% 7/1/2050	128,000	87,149
Massachusetts Institute of Technology 3.885% 7/1/2116	78,000	55,329
Massachusetts Institute of Technology 3.959% 7/1/2038	130,000	119,184
Northwestern University 3.662% 12/1/2057	152,000	112,701
Northwestern University 4.643% 12/1/2044	92,000	84,863
President and Fellows of Harvard College 3.3% 7/15/2056	133,000	92,311
President and Fellows of Harvard College 3.619% 10/1/2037	27,000	23,820
Princeton Univ 5.7% 3/1/2039	27,000	28,833
Trane Technologies Global Holding Co Ltd 3.75% 8/21/2028	127,000	124,323
Trane Technologies Global Holding Co Ltd 4.3% 2/21/2048	136,000	112,558
University of Notre Dame du Lac 3.438% 2/15/2045	91,000	70,932
University of Southern California 2.945% 10/1/2051	314,000	205,646
University of Southern California 5.25% 10/1/2111	55,000	51,690
William Marsh Rice University 3.774% 5/15/2055	50,000	38,100
		1,541,926
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp 3.3% 7/1/2025	165,000	164,417
McDonald's Corp 3.6% 7/1/2030	448,000	427,437
Metropolitan Museum of Art/The 3.4% 7/1/2045	82,000	62,818
		654,672
Specialty Retail - 0.3%
AutoNation Inc 3.85% 3/1/2032	2,004,000	1,808,157
AutoNation Inc 4.75% 6/1/2030	96,000	94,236
AutoZone Inc 3.25% 4/15/2025	110,000	109,933
AutoZone Inc 3.625% 4/15/2025	461,000	460,755
AutoZone Inc 3.75% 6/1/2027	159,000	156,656
AutoZone Inc 4% 4/15/2030	996,000	960,816
Lowe's Cos Inc 1.3% 4/15/2028	220,000	200,442
Lowe's Cos Inc 1.7% 10/15/2030	334,000	284,932
Lowe's Cos Inc 3.35% 4/1/2027	85,000	83,229
Lowe's Cos Inc 3.65% 4/5/2029	294,000	283,475
Lowe's Cos Inc 3.7% 4/15/2046	96,000	71,501
Lowe's Cos Inc 3.75% 4/1/2032	899,000	833,984
Lowe's Cos Inc 4.05% 5/3/2047	315,000	245,338
Lowe's Cos Inc 4.45% 4/1/2062	1,098,000	854,166
Lowe's Cos Inc 4.5% 4/15/2030	811,000	804,648
O'Reilly Automotive Inc 4.2% 4/1/2030	148,000	144,403
		7,396,671
TOTAL CONSUMER DISCRETIONARY		13,418,835

Consumer Staples - 0.6%
Beverages - 0.1%
Molson Coors Beverage Co 3% 7/15/2026	1,419,000	1,391,948
Molson Coors Beverage Co 4.2% 7/15/2046	363,000	292,521
Molson Coors Beverage Co 5% 5/1/2042	1,644,000	1,512,268
		3,196,737
Consumer Staples Distribution & Retail - 0.3%
Dollar Tree Inc 4% 5/15/2025	219,000	218,724
Mars Inc 4.8% 3/1/2030 (d)	2,279,000	2,292,035
Mars Inc 5% 3/1/2032 (d)	1,711,000	1,718,396
Mars Inc 5.2% 3/1/2035 (d)	1,422,000	1,429,120
Mars Inc 5.65% 5/1/2045 (d)	1,383,000	1,386,010
Mars Inc 5.7% 5/1/2055 (d)	2,757,000	2,754,670
		9,798,955
Food Products - 0.1%
General Mills Inc 2.875% 4/15/2030	289,000	264,925
General Mills Inc 3% 2/1/2051	168,000	107,759
General Mills Inc 4.2% 4/17/2028	472,000	467,335
JBS USA LUX Sarl / JBS USA Food Co / JBS USA Foods Group 5.95% 4/20/2035 (d)	1,610,000	1,654,758
		2,494,777
Tobacco - 0.1%
Altria Group Inc 3.875% 9/16/2046	274,000	200,720
Altria Group Inc 4.25% 8/9/2042	963,000	771,823
Altria Group Inc 4.5% 5/2/2043	466,000	385,700
Altria Group Inc 4.8% 2/14/2029	491,000	492,001
Altria Group Inc 5.8% 2/14/2039	256,000	257,200
Altria Group Inc 5.95% 2/14/2049	452,000	446,178
Philip Morris International Inc 3.875% 8/21/2042	132,000	105,917
Philip Morris International Inc 4.125% 3/4/2043	274,000	225,871
Philip Morris International Inc 4.875% 11/15/2043	165,000	150,116
Philip Morris International Inc 6.375% 5/16/2038	40,000	43,907
		3,079,433
TOTAL CONSUMER STAPLES		18,569,902

Energy - 1.3%
Energy Equipment & Services - 0.0%
Halliburton Co 2.92% 3/1/2030	264,000	242,221
Halliburton Co 3.8% 11/15/2025	14,000	13,945
Halliburton Co 4.85% 11/15/2035	270,000	258,998
Halliburton Co 5% 11/15/2045	207,000	186,244
Halliburton Co 7.45% 9/15/2039	41,000	48,284
		749,692
Oil, Gas & Consumable Fuels - 1.3%
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (d)	432,000	448,900
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (d)	1,163,000	1,200,754
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (d)	348,000	362,194
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (d)	626,000	657,001
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (d)	375,000	398,691
DCP Midstream Operating LP 5.125% 5/15/2029	1,257,000	1,265,357
DCP Midstream Operating LP 5.6% 4/1/2044	154,000	142,957
DCP Midstream Operating LP 6.45% 11/3/2036 (d)	311,000	324,942
DCP Midstream Operating LP 6.75% 9/15/2037 (d)	1,205,000	1,280,559
Energy Transfer LP 3.75% 5/15/2030	750,000	709,127
Energy Transfer LP 3.9% 7/15/2026	206,000	204,220
Energy Transfer LP 4.95% 6/15/2028	767,000	772,130
Energy Transfer LP 5% 5/15/2050	3,892,000	3,277,186
Energy Transfer LP 5.15% 3/15/2045	219,000	191,654
Energy Transfer LP 5.25% 4/15/2029	258,000	261,022
Energy Transfer LP 5.3% 4/1/2044	159,000	142,612
Energy Transfer LP 5.4% 10/1/2047	420,000	376,110
Energy Transfer LP 5.8% 6/15/2038	523,000	519,837
Energy Transfer LP 6% 6/15/2048	923,000	893,806
Energy Transfer LP 6.125% 12/15/2045	120,000	117,997
Energy Transfer LP 6.25% 4/15/2049	257,000	254,956
Hess Corp 4.3% 4/1/2027	614,000	610,921
Hess Corp 5.6% 2/15/2041	2,043,000	2,048,182
Hess Corp 5.8% 4/1/2047	117,000	118,211
Hess Corp 7.125% 3/15/2033	126,000	142,532
Hess Corp 7.3% 8/15/2031	168,000	190,133
Hess Corp 7.875% 10/1/2029	551,000	619,547
Kinder Morgan Energy Partners LP 4.7% 11/1/2042	104,000	88,505
Kinder Morgan Energy Partners LP 5% 3/1/2043	27,000	23,905
Kinder Morgan Energy Partners LP 5.5% 3/1/2044	192,000	180,564
Kinder Morgan Energy Partners LP 5.625% 9/1/2041	27,000	25,468
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	140,000	147,618
Kinder Morgan Inc 4.3% 3/1/2028	273,000	270,983
Kinder Morgan Inc 5.2% 3/1/2048	241,000	215,114
Kinder Morgan Inc 5.3% 12/1/2034	234,000	230,945
Kinder Morgan Inc 5.55% 6/1/2045	573,000	537,079
Marathon Petroleum Corp 4.5% 4/1/2048	160,000	126,362
Marathon Petroleum Corp 4.7% 5/1/2025	601,000	600,851
Marathon Petroleum Corp 6.5% 3/1/2041	27,000	27,975
MPLX LP 4.125% 3/1/2027	259,000	256,732
MPLX LP 4.7% 4/15/2048	535,000	437,803
MPLX LP 4.8% 2/15/2029	393,000	393,673
MPLX LP 4.95% 9/1/2032	2,488,000	2,437,966
MPLX LP 5.2% 3/1/2047	168,000	147,789
MPLX LP 5.5% 2/15/2049	662,000	602,016
Occidental Petroleum Corp 6.2% 3/15/2040	214,000	211,721
Occidental Petroleum Corp 6.45% 9/15/2036	578,000	594,974
Occidental Petroleum Corp 6.6% 3/15/2046	717,000	722,796
Occidental Petroleum Corp 7.5% 5/1/2031	964,000	1,061,275
ONEOK Inc 4.25% 9/15/2046	151,000	116,592
ONEOK Inc 4.25% 9/24/2027	820,000	812,736
ONEOK Inc 4.4% 10/15/2029	858,000	842,667
ONEOK Inc 4.45% 9/1/2049	160,000	124,734
ONEOK Inc 4.75% 10/15/2031	1,669,000	1,635,767
ONEOK Inc 4.95% 7/13/2047	160,000	136,216
ONEOK Inc 5% 3/1/2026	82,000	82,121
ONEOK Inc 5.2% 7/15/2048	83,000	72,942
Ovintiv Inc 6.5% 2/1/2038	244,000	251,626
Phillips 66 3.85% 4/9/2025	77,000	76,984
Phillips 66 4.875% 11/15/2044	27,000	23,421
Phillips 66 5.875% 5/1/2042	260,000	259,730
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	166,000	156,419
Plains All American Pipeline LP / PAA Finance Corp 4.65% 10/15/2025	336,000	335,881
Plains All American Pipeline LP / PAA Finance Corp 4.9% 2/15/2045	52,000	44,587
Plains All American Pipeline LP / PAA Finance Corp 6.65% 1/15/2037	77,000	82,079
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	1,002,000	983,573
Spectra Energy Partners LP 3.375% 10/15/2026	447,000	438,959
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	288,000	266,598
Transcontinental Gas Pipe Line Co LLC 4.45% 8/1/2042	212,000	180,680
Transcontinental Gas Pipe Line Co LLC 4.6% 3/15/2048	110,000	93,361
Western Gas Partners LP 3.95% 6/1/2025	109,000	108,794
Western Gas Partners LP 4.5% 3/1/2028	251,000	248,542
Western Gas Partners LP 4.65% 7/1/2026	1,137,000	1,135,992
Western Gas Partners LP 4.75% 8/15/2028	145,000	144,372
Williams Cos Inc/The 3.5% 11/15/2030	1,068,000	997,924
Williams Cos Inc/The 3.75% 6/15/2027	640,000	629,129
Williams Cos Inc/The 4.65% 8/15/2032	2,571,000	2,489,723
Williams Cos Inc/The 4.85% 3/1/2048	231,000	199,736
Williams Cos Inc/The 5.3% 8/15/2052	581,000	532,610
Williams Cos Inc/The 5.75% 6/24/2044	52,000	51,166
		40,429,313
TOTAL ENERGY		41,179,005

Financials - 10.4%
Banks - 5.0%
Bank of America Corp 1.658% 3/11/2027 (b)	532,000	517,516
Bank of America Corp 1.734% 7/22/2027 (b)	690,000	665,058
Bank of America Corp 2.087% 6/14/2029 (b)	157,000	145,175
Bank of America Corp 2.299% 7/21/2032 (b)	2,174,000	1,856,944
Bank of America Corp 2.651% 3/11/2032 (b)	506,000	446,500
Bank of America Corp 2.676% 6/19/2041 (b)	340,000	241,168
Bank of America Corp 2.687% 4/22/2032 (b)	246,000	216,516
Bank of America Corp 2.831% 10/24/2051 (b)	276,000	172,141
Bank of America Corp 2.972% 7/21/2052 (b)	268,000	171,811
Bank of America Corp 3.194% 7/23/2030 (b)	1,318,000	1,236,088
Bank of America Corp 3.419% 12/20/2028 (b)	3,213,000	3,113,799
Bank of America Corp 3.593% 7/21/2028 (b)	304,000	297,491
Bank of America Corp 3.705% 4/24/2028 (b)	241,000	236,912
Bank of America Corp 3.846% 3/8/2037 (b)	197,000	176,817
Bank of America Corp 3.95% 4/21/2025	518,000	517,653
Bank of America Corp 3.97% 3/5/2029 (b)	601,000	590,376
Bank of America Corp 3.974% 2/7/2030 (b)	388,000	377,540
Bank of America Corp 4.083% 3/20/2051 (b)	173,000	135,939
Bank of America Corp 4.183% 11/25/2027	425,000	421,183
Bank of America Corp 4.25% 10/22/2026	645,000	642,952
Bank of America Corp 4.271% 7/23/2029 (b)	494,000	488,005
Bank of America Corp 4.33% 3/15/2050 (b)	359,000	295,970
Bank of America Corp 4.443% 1/20/2048 (b)	418,000	354,491
Bank of America Corp 4.45% 3/3/2026	547,000	546,113
Bank of America Corp 4.571% 4/27/2033 (b)	10,000,000	9,663,384
Bank of America Corp 5% 1/21/2044	147,000	137,703
Bank of America Corp 5.015% 7/22/2033 (b)	14,951,000	14,888,283
Bank of America Corp 5.875% 2/7/2042	90,000	94,098
Bank of America Corp 6.11% 1/29/2037	194,000	201,465
Bank of America Corp 7.75% 5/14/2038	114,000	135,157
Citigroup Inc 1.122% 1/28/2027 (b)	487,000	473,018
Citigroup Inc 2.561% 5/1/2032 (b)	414,000	359,637
Citigroup Inc 3.106% 4/8/2026 (b)	854,000	853,717
Citigroup Inc 3.52% 10/27/2028 (b)	632,000	614,268
Citigroup Inc 3.668% 7/24/2028 (b)	1,119,000	1,094,644
Citigroup Inc 3.887% 1/10/2028 (b)	123,000	121,483
Citigroup Inc 3.98% 3/20/2030 (b)	976,000	946,155
Citigroup Inc 4.125% 7/25/2028	423,000	416,216
Citigroup Inc 4.3% 11/20/2026	218,000	217,086
Citigroup Inc 4.4% 6/10/2025	110,000	109,978
Citigroup Inc 4.412% 3/31/2031 (b)	1,601,000	1,560,062
Citigroup Inc 4.45% 9/29/2027	3,118,000	3,103,317
Citigroup Inc 4.6% 3/9/2026	441,000	440,662
Citigroup Inc 4.65% 7/23/2048	389,000	331,419
Citigroup Inc 4.75% 5/18/2046	216,000	183,128
Citigroup Inc 4.91% 5/24/2033 (b)	11,248,000	11,029,766
Citigroup Inc 5.3% 5/6/2044	55,000	51,408
Citigroup Inc 5.5% 9/13/2025	831,000	833,807
Citigroup Inc 5.875% 1/30/2042	149,000	152,531
Citigroup Inc 6.27% 11/17/2033 (b)	5,000,000	5,306,421
Citigroup Inc 8.125% 7/15/2039	219,000	271,679
Citizens Financial Group Inc 2.638% 9/30/2032	662,000	543,870
Citizens Financial Group Inc 5.718% 7/23/2032 (b)	4,546,000	4,627,746
Fifth Third Bancorp 2.55% 5/5/2027	407,000	390,815
Fifth Third Bancorp 4.895% 9/6/2030 (b)	3,500,000	3,491,616
Fifth Third Bancorp 8.25% 3/1/2038	57,000	68,423
JPMorgan Chase & Co 1.47% 9/22/2027 (b)	821,000	785,290
JPMorgan Chase & Co 1.953% 2/4/2032 (b)	440,000	374,305
JPMorgan Chase & Co 2.083% 4/22/2026 (b)	1,010,000	1,008,351
JPMorgan Chase & Co 2.522% 4/22/2031 (b)	329,000	295,218
JPMorgan Chase & Co 2.545% 11/8/2032 (b)	642,000	555,241
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	884,000	803,819
JPMorgan Chase & Co 3.109% 4/22/2051 (b)	409,000	272,316
JPMorgan Chase & Co 3.509% 1/23/2029 (b)	867,000	842,676
JPMorgan Chase & Co 3.54% 5/1/2028 (b)	466,000	456,661
JPMorgan Chase & Co 3.882% 7/24/2038 (b)	123,000	107,011
JPMorgan Chase & Co 3.96% 1/29/2027 (b)	334,000	332,335
JPMorgan Chase & Co 3.964% 11/15/2048 (b)	258,000	203,571
JPMorgan Chase & Co 4.005% 4/23/2029 (b)	563,000	553,368
JPMorgan Chase & Co 4.203% 7/23/2029 (b)	1,198,000	1,182,030
JPMorgan Chase & Co 4.323% 4/26/2028 (b)	326,000	324,404
JPMorgan Chase & Co 4.452% 12/5/2029 (b)	335,000	332,671
JPMorgan Chase & Co 4.493% 3/24/2031 (b)	1,607,000	1,585,696
JPMorgan Chase & Co 4.586% 4/26/2033 (b)	8,275,000	8,062,150
JPMorgan Chase & Co 4.85% 2/1/2044	137,000	126,530
JPMorgan Chase & Co 4.912% 7/25/2033 (b)	15,028,000	14,908,501
JPMorgan Chase & Co 4.95% 6/1/2045	262,000	238,760
JPMorgan Chase & Co 5.5% 10/15/2040	156,000	157,588
JPMorgan Chase & Co 5.6% 7/15/2041	41,000	41,848
JPMorgan Chase & Co 5.625% 8/16/2043	137,000	137,109
JPMorgan Chase & Co 5.717% 9/14/2033 (b)	2,300,000	2,363,409
PNC Financial Services Group Inc/The 1.15% 8/13/2026	345,000	330,195
PNC Financial Services Group Inc/The 2.6% 7/23/2026	667,000	651,674
PNC Financial Services Group Inc/The 4.626% 6/6/2033 (b)	15,000,000	14,296,528
Santander Holdings USA Inc 2.49% 1/6/2028 (b)	717,000	687,205
Wells Fargo & Co 2.188% 4/30/2026 (b)	806,000	804,317
Wells Fargo & Co 2.572% 2/11/2031 (b)	644,000	580,421
Wells Fargo & Co 3% 10/23/2026	557,000	544,684
Wells Fargo & Co 3.068% 4/30/2041 (b)	487,000	362,935
Wells Fargo & Co 3.35% 3/2/2033 (b)	157,000	140,864
Wells Fargo & Co 3.526% 3/24/2028 (b)	1,167,000	1,143,500
Wells Fargo & Co 3.584% 5/22/2028 (b)	287,000	280,995
Wells Fargo & Co 3.9% 5/1/2045	130,000	102,430
Wells Fargo & Co 4.1% 6/3/2026	88,000	87,461
Wells Fargo & Co 4.4% 6/14/2046	196,000	158,218
Wells Fargo & Co 4.478% 4/4/2031 (b)	1,796,000	1,765,317
Wells Fargo & Co 4.75% 12/7/2046	439,000	370,033
Wells Fargo & Co 4.897% 7/25/2033 (b)	13,435,000	13,241,655
Wells Fargo & Co 4.9% 11/17/2045	265,000	229,700
Wells Fargo & Co 5.013% 4/4/2051 (b)	2,145,000	1,930,701
Wells Fargo & Co 5.244% 1/24/2031 (b)	4,588,000	4,664,915
Wells Fargo & Co 5.375% 11/2/2043	184,000	172,635
Wells Fargo & Co 5.499% 1/23/2035 (b)	670,000	679,113
Wells Fargo & Co 5.606% 1/15/2044	312,000	298,674
		156,152,148
Capital Markets - 2.5%
Ares Capital Corp 2.15% 7/15/2026	705,000	679,957
Ares Capital Corp 3.25% 7/15/2025	173,000	172,283
Ares Capital Corp 3.875% 1/15/2026	1,565,000	1,551,869
Athene Global Funding 5.339% 1/15/2027 (d)	4,421,000	4,468,399
Athene Global Funding 5.583% 1/9/2029 (d)	2,226,000	2,273,157
Blackstone Private Credit Fund 7.05% 9/29/2025	3,077,000	3,107,469
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (b)	1,144,000	1,116,463
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)	1,960,000	1,678,724
Goldman Sachs Group Inc/The 2.6% 2/7/2030	334,000	302,689
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (b)	848,000	740,426
Goldman Sachs Group Inc/The 2.65% 10/21/2032 (b)	434,000	375,089
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)	16,994,000	14,977,646
Goldman Sachs Group Inc/The 3.436% 2/24/2043 (b)	137,000	103,681
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (b)	5,717,000	5,607,773
Goldman Sachs Group Inc/The 3.8% 3/15/2030	1,945,000	1,860,020
Goldman Sachs Group Inc/The 3.85% 1/26/2027	829,000	820,993
Goldman Sachs Group Inc/The 4.25% 10/21/2025	422,000	420,915
Goldman Sachs Group Inc/The 4.411% 4/23/2039 (b)	130,000	115,667
Goldman Sachs Group Inc/The 4.75% 10/21/2045	433,000	382,420
Goldman Sachs Group Inc/The 6.75% 10/1/2037	843,000	911,600
Moody's Corp 4.875% 12/17/2048	284,000	253,638
Morgan Stanley 1.512% 7/20/2027 (b)	270,000	259,540
Morgan Stanley 1.593% 5/4/2027 (b)	393,000	380,598
Morgan Stanley 2.188% 4/28/2026 (b)	672,000	670,671
Morgan Stanley 2.239% 7/21/2032 (b)	255,000	217,121
Morgan Stanley 2.511% 10/20/2032 (b)	137,000	117,591
Morgan Stanley 3.125% 7/27/2026	2,912,000	2,861,662
Morgan Stanley 3.217% 4/22/2042 (b)	498,000	372,944
Morgan Stanley 3.591% 7/22/2028 (b)	984,000	959,491
Morgan Stanley 3.622% 4/1/2031 (b)	1,260,000	1,189,706
Morgan Stanley 3.772% 1/24/2029 (b)	337,000	329,630
Morgan Stanley 3.95% 4/23/2027	937,000	926,832
Morgan Stanley 3.971% 7/22/2038 (b)	171,000	148,117
Morgan Stanley 4.3% 1/27/2045	55,000	46,278
Morgan Stanley 4.375% 1/22/2047	304,000	255,612
Morgan Stanley 4.431% 1/23/2030 (b)	552,000	545,011
Morgan Stanley 4.457% 4/22/2039 (b)	207,000	190,032
Morgan Stanley 4.889% 7/20/2033 (b)	10,161,000	10,010,234
Morgan Stanley 5% 11/24/2025	1,838,000	1,844,042
Morgan Stanley 5.597% 3/24/2051 (b)	355,000	349,855
Morgan Stanley 6.342% 10/18/2033 (b)	15,700,000	16,844,006
Morgan Stanley 6.375% 7/24/2042	80,000	87,146
Morgan Stanley 7.25% 4/1/2032	27,000	30,689
		80,557,686
Consumer Finance - 1.5%
Ally Financial Inc 2.2% 11/2/2028	330,000	299,000
Ally Financial Inc 5.8% 5/1/2025	1,168,000	1,168,789
Ally Financial Inc 6.184% 7/26/2035 (b)	2,426,000	2,410,481
Ally Financial Inc 6.7% 2/14/2033	3,574,000	3,575,103
Ally Financial Inc 7.1% 11/15/2027	2,990,000	3,148,067
Ally Financial Inc 8% 11/1/2031	5,339,000	5,949,253
Capital One Financial Corp 3.273% 3/1/2030 (b)	783,000	734,056
Capital One Financial Corp 3.65% 5/11/2027	1,693,000	1,657,702
Capital One Financial Corp 3.75% 3/9/2027	970,000	954,286
Capital One Financial Corp 3.75% 7/28/2026	267,000	263,243
Capital One Financial Corp 3.8% 1/31/2028	1,242,000	1,215,396
Capital One Financial Corp 4.985% 7/24/2026 (b)	2,477,000	2,477,663
Capital One Financial Corp 5.247% 7/26/2030 (b)	3,190,000	3,210,690
Capital One Financial Corp 5.468% 2/1/2029 (b)	2,078,000	2,112,771
Capital One Financial Corp 5.817% 2/1/2034 (b)	8,003,000	8,065,091
Capital One Financial Corp 6.377% 6/8/2034 (b)	2,857,000	2,986,084
Discover Financial Services 4.1% 2/9/2027	358,000	354,359
Discover Financial Services 4.5% 1/30/2026	1,105,000	1,102,863
Ford Motor Credit Co LLC 5.303% 9/6/2029	6,610,000	6,407,947
Synchrony Financial 3.7% 8/4/2026	129,000	126,731
Synchrony Financial 3.95% 12/1/2027	965,000	940,925
		49,160,500
Financial Services - 0.9%
Aon Corp / Aon Global Holdings PLC 2.6% 12/2/2031	547,000	476,134
Corebridge Financial Inc 3.5% 4/4/2025	254,000	253,970
Corebridge Financial Inc 3.65% 4/5/2027	4,362,000	4,285,564
Corebridge Financial Inc 3.85% 4/5/2029	355,000	343,242
Corebridge Financial Inc 3.9% 4/5/2032	423,000	391,033
Corebridge Financial Inc 4.35% 4/5/2042	96,000	80,276
Corebridge Financial Inc 4.4% 4/5/2052	285,000	228,096
Corebridge Global Funding 4.9% 12/3/2029 (d)	4,000,000	4,000,580
Corebridge Global Funding 5.9% 9/19/2028 (d)	1,806,000	1,878,066
Equitable Holdings Inc 4.35% 4/20/2028	759,000	752,483
Equitable Holdings Inc 4.572% 2/15/2029 (d)	185,000	182,301
Jackson Financial Inc 3.125% 11/23/2031	304,000	264,444
Jackson Financial Inc 5.17% 6/8/2027	1,172,000	1,181,810
Jackson Financial Inc 5.67% 6/8/2032	1,260,000	1,282,599
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027	1,107,000	1,064,537
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	991,000	852,520
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032	381,000	343,294
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028	1,205,000	1,217,245
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030	159,000	161,524
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033	1,805,000	1,833,573
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 6.75% 3/15/2034	5,571,000	6,014,245
Pine Street Trust II 5.568% 2/15/2049 (d)	716,000	670,259
Voya Financial Inc 3.65% 6/15/2026	433,000	428,053
Voya Financial Inc 5.7% 7/15/2043	103,000	99,490
		28,285,338
Insurance - 0.5%
Aon Global Ltd 4.6% 6/14/2044	44,000	37,924
Aon Global Ltd 4.75% 5/15/2045	161,000	140,899
Athene Holding Ltd 3.5% 1/15/2031	187,000	173,127
Five Corners Funding Trust II 2.85% 5/15/2030 (d)	1,385,000	1,260,776
Liberty Mutual Group Inc 4.569% 2/1/2029 (d)	514,000	509,936
Lincoln National Corp 3.625% 12/12/2026	165,000	162,638
Lincoln National Corp 4.35% 3/1/2048	83,000	65,664
Lincoln National Corp 4.375% 6/15/2050	167,000	131,857
Marsh & McLennan Cos Inc 4.2% 3/1/2048	134,000	110,721
Marsh & McLennan Cos Inc 4.35% 1/30/2047	77,000	65,108
Marsh & McLennan Cos Inc 4.375% 3/15/2029	711,000	708,518
Marsh & McLennan Cos Inc 4.9% 3/15/2049	255,000	231,190
Massachusetts Mutual Life Insurance Co 3.729% 10/15/2070 (d)	730,000	482,195
MetLife Inc 4.125% 8/13/2042	171,000	143,788
MetLife Inc 4.6% 5/13/2046	55,000	48,190
MetLife Inc 4.721% 12/15/2044 (b)	137,000	121,504
MetLife Inc 5.3% 12/15/2034	2,696,000	2,739,778
Pacific LifeCorp 5.125% 1/30/2043 (d)	660,000	612,929
Prudential Financial Inc 3.878% 3/27/2028	114,000	112,324
Prudential Financial Inc 3.905% 12/7/2047	15,000	11,560
Prudential Financial Inc 3.935% 12/7/2049	294,000	224,013
Prudential Financial Inc 4.35% 2/25/2050	343,000	283,282
Prudential Financial Inc 4.418% 3/27/2048	174,000	144,772
Prudential Financial Inc 5.125% 3/1/2052 (b)	115,000	109,464
Prudential Financial Inc 5.7% 12/14/2036	10,000	10,417
Reinsurance Group of America Inc 6% 9/15/2033	4,140,000	4,294,735
Unum Group 3.875% 11/5/2025	610,000	604,615
Unum Group 4% 6/15/2029	554,000	537,945
Unum Group 4.046% 8/15/2041 (d)	111,000	89,421
Unum Group 5.75% 8/15/2042	867,000	853,485
		15,022,775
TOTAL FINANCIALS		329,178,447

Health Care - 1.2%
Biotechnology - 0.3%
Amgen Inc 1.65% 8/15/2028	532,000	486,194
Amgen Inc 2.6% 8/19/2026	288,000	281,086
Amgen Inc 2.8% 8/15/2041	544,000	390,141
Amgen Inc 3.125% 5/1/2025	55,000	54,927
Amgen Inc 4.4% 5/1/2045	272,000	230,065
Amgen Inc 4.663% 6/15/2051	342,000	292,207
Amgen Inc 5.15% 3/2/2028	1,562,000	1,590,091
Amgen Inc 5.25% 3/2/2030	1,426,000	1,458,533
Amgen Inc 5.25% 3/2/2033	1,610,000	1,633,252
Amgen Inc 5.6% 3/2/2043	1,529,000	1,515,585
Amgen Inc 5.75% 3/2/2063	1,385,000	1,349,694
		9,281,775
Health Care Providers & Services - 0.9%
Allina Health System 3.887% 4/15/2049	182,000	141,272
Banner Health 2.913% 1/1/2051	377,000	245,236
Centene Corp 2.45% 7/15/2028	1,232,000	1,124,185
Centene Corp 2.625% 8/1/2031	575,000	483,297
Centene Corp 3.375% 2/15/2030	640,000	578,814
Centene Corp 4.25% 12/15/2027	721,000	703,535
Centene Corp 4.625% 12/15/2029	1,121,000	1,074,006
Children's Hospital of Philadelphia/The 2.704% 7/1/2050	277,000	176,631
Cigna Group/The 4.375% 10/15/2028	1,489,000	1,477,635
Cigna Group/The 4.5% 2/25/2026	209,000	208,919
Cigna Group/The 4.8% 8/15/2038	1,120,000	1,046,531
Cigna Group/The 6.125% 11/15/2041	82,000	84,616
CVS Health Corp 2.875% 6/1/2026	206,000	201,862
CVS Health Corp 3% 8/15/2026	532,000	520,053
CVS Health Corp 3.25% 8/15/2029	482,000	450,078
CVS Health Corp 3.625% 4/1/2027	225,000	220,741
CVS Health Corp 3.875% 7/20/2025	128,000	127,629
CVS Health Corp 4.3% 3/25/2028	655,000	647,103
CVS Health Corp 4.78% 3/25/2038	749,000	672,040
CVS Health Corp 4.875% 7/20/2035	85,000	79,878
CVS Health Corp 5% 1/30/2029	1,255,000	1,260,844
CVS Health Corp 5.05% 3/25/2048	751,000	640,862
CVS Health Corp 5.125% 7/20/2045	242,000	210,986
CVS Health Corp 5.25% 1/30/2031	515,000	519,962
CVS Health Corp 5.3% 12/5/2043	120,000	108,028
Franciscan Missionaries of Our Lady Health System Inc 3.914% 7/1/2049	292,000	223,372
HCA Inc 3.5% 9/1/2030	6,450,000	5,981,486
HCA Inc 3.625% 3/15/2032	333,000	301,042
HCA Inc 5.25% 6/15/2049	475,000	418,003
HCA Inc 5.625% 9/1/2028	1,513,000	1,546,487
HCA Inc 5.875% 2/1/2029	1,674,000	1,724,945
Humana Inc 1.35% 2/3/2027	346,000	325,900
Humana Inc 2.15% 2/3/2032	347,000	284,935
Humana Inc 3.125% 8/15/2029	223,000	207,581
Humana Inc 3.7% 3/23/2029	333,000	319,043
Humana Inc 4.95% 10/1/2044	69,000	59,490
Integris Baptist Medical Center Inc 3.875% 8/15/2050	313,000	231,145
Kaiser Foundation Hospitals 3.266% 11/1/2049	251,000	176,271
Kaiser Foundation Hospitals 4.15% 5/1/2047	180,000	149,736
Kaiser Foundation Hospitals 4.875% 4/1/2042	49,000	45,600
Mass General Brigham Inc 4.117% 7/1/2055	96,000	75,383
Memorial Sloan-Kettering Cancer Center 4.2% 7/1/2055	82,000	66,780
MyMichigan Health 3.409% 6/1/2050	129,000	91,165
New York and Presbyterian Hospital/The 4.024% 8/1/2045	96,000	80,020
New York and Presbyterian Hospital/The 4.063% 8/1/2056	72,000	56,458
Novant Health Inc 3.168% 11/1/2051	227,000	149,951
NYU Langone Hospitals 4.784% 7/1/2044	208,000	191,420
Orlando Health Obligated Grp 3.327% 10/1/2050	208,000	148,410
Piedmont Healthcare Inc 2.719% 1/1/2042	42,000	29,510
Providence St Joseph Health Obligated Group 2.7% 10/1/2051	74,000	43,051
Sabra Health Care LP 3.2% 12/1/2031	1,175,000	1,020,414
Sutter Health 3.361% 8/15/2050	504,000	352,761
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	265,000	262,094
Trinity Health Corp 2.632% 12/1/2040	121,000	88,714
West Virginia United Health System Obligated Group 3.129% 6/1/2050	170,000	109,761
		27,765,671
Pharmaceuticals - 0.0%
Elanco Animal Health Inc 6.65% 8/28/2028 (b)	168,000	170,067
Mylan Inc 4.55% 4/15/2028	502,000	491,684
Utah Acquisition Sub Inc 3.95% 6/15/2026	240,000	236,779
		898,530
TOTAL HEALTH CARE		37,945,976

Industrials - 0.4%
Aerospace & Defense - 0.4%
Boeing Co 2.7% 2/1/2027	217,000	209,278
Boeing Co 2.95% 2/1/2030	278,000	253,219
Boeing Co 3.625% 3/1/2048	110,000	75,142
Boeing Co 3.65% 3/1/2047	76,000	52,664
Boeing Co 3.75% 2/1/2050	424,000	297,185
Boeing Co 5.04% 5/1/2027	372,000	373,692
Boeing Co 5.15% 5/1/2030	706,000	710,379
Boeing Co 5.705% 5/1/2040	1,466,000	1,425,108
Boeing Co 5.805% 5/1/2050	869,000	827,272
Boeing Co 5.93% 5/1/2060	372,000	349,925
Boeing Co 6.259% 5/1/2027	654,000	672,875
Boeing Co 6.298% 5/1/2029	838,000	878,803
Boeing Co 6.388% 5/1/2031	635,000	676,668
Boeing Co 6.528% 5/1/2034	679,000	727,539
Boeing Co 6.858% 5/1/2054	1,023,000	1,111,178
Boeing Co 6.875% 3/15/2039	90,000	98,229
Boeing Co 7.008% 5/1/2064	965,000	1,045,666
		9,784,822
Building Products - 0.0%
Carrier Global Corp 2.493% 2/15/2027	245,000	236,607
Carrier Global Corp 2.722% 2/15/2030	427,000	390,536
Carrier Global Corp 3.377% 4/5/2040	171,000	134,502
Carrier Global Corp 3.577% 4/5/2050	131,000	95,399
Carrier Global Corp 5.9% 3/15/2034	284,000	298,723
Carrier Global Corp 6.2% 3/15/2054	176,000	187,875
		1,343,642
Industrial Conglomerates - 0.0%
Trane Technologies Financing Ltd 3.8% 3/21/2029	393,000	382,814
Trane Technologies Financing Ltd 4.65% 11/1/2044	165,000	146,683
		529,497
Trading Companies & Distributors - 0.0%
Air Lease Corp 3.375% 7/1/2025	809,000	806,391
TOTAL INDUSTRIALS		12,464,352

Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC / EMC Corp 4.9% 10/1/2026	259,000	260,005
Dell International LLC / EMC Corp 5.3% 10/1/2029	690,000	702,541
Dell International LLC / EMC Corp 6.02% 6/15/2026	454,000	459,863
Dell International LLC / EMC Corp 6.1% 7/15/2027	298,000	307,310
Dell International LLC / EMC Corp 6.2% 7/15/2030	258,000	273,159
Dell International LLC / EMC Corp 8.1% 7/15/2036	287,000	342,482
Dell International LLC / EMC Corp 8.35% 7/15/2046	141,000	177,202
		2,522,562
Semiconductors & Semiconductor Equipment - 0.2%
Broadcom Corp / Broadcom Cayman Finance Ltd 3.5% 1/15/2028	192,000	186,802
Broadcom Corp / Broadcom Cayman Finance Ltd 3.875% 1/15/2027	105,000	103,828
Broadcom Inc 1.95% 2/15/2028 (d)	209,000	194,409
Broadcom Inc 2.45% 2/15/2031 (d)	2,705,000	2,379,932
Broadcom Inc 2.6% 2/15/2033 (d)	1,777,000	1,497,624
Broadcom Inc 3.469% 4/15/2034 (d)	117,000	102,989
Broadcom Inc 3.5% 2/15/2041 (d)	1,435,000	1,123,687
Broadcom Inc 4.3% 11/15/2032	344,000	328,377
Broadcom Inc 4.75% 4/15/2029	469,000	470,855
		6,388,503
Software - 0.2%
Oracle Corp 1.65% 3/25/2026	1,129,000	1,097,418
Oracle Corp 2.3% 3/25/2028	1,288,000	1,209,799
Oracle Corp 2.5% 4/1/2025	296,000	296,000
Oracle Corp 2.65% 7/15/2026	247,000	241,133
Oracle Corp 2.8% 4/1/2027	736,000	712,827
Oracle Corp 2.95% 5/15/2025	137,000	136,690
Oracle Corp 3.6% 4/1/2040	736,000	578,885
Oracle Corp 3.6% 4/1/2050	427,000	296,666
Oracle Corp 3.85% 4/1/2060	497,000	341,507
Oracle Corp 3.85% 7/15/2036	278,000	240,938
Oracle Corp 3.95% 3/25/2051	365,000	268,080
Oracle Corp 4% 11/15/2047	480,000	363,891
Oracle Corp 4% 7/15/2046	269,000	205,721
Oracle Corp 4.125% 5/15/2045	82,000	64,742
Oracle Corp 4.3% 7/8/2034	106,000	98,592
Oracle Corp 5.375% 7/15/2040	343,000	327,695
		6,480,584
TOTAL INFORMATION TECHNOLOGY		15,391,649

Materials - 0.1%
Chemicals - 0.1%
Celanese US Holdings LLC 6.6% 11/15/2028 (b)	1,512,000	1,559,579
Celanese US Holdings LLC 6.8% 11/15/2030 (b)	1,533,000	1,588,757
Celanese US Holdings LLC 6.95% 11/15/2033 (b)	895,000	935,339
		4,083,675
Real Estate - 1.2%
Diversified REITs - 0.2%
Piedmont Operating Partnership LP 2.75% 4/1/2032	184,000	148,621
Store Capital LLC 2.75% 11/18/2030	1,096,000	960,758
Store Capital LLC 4.625% 3/15/2029	225,000	219,948
VICI Properties LP 4.375% 5/15/2025	99,000	98,896
VICI Properties LP 4.75% 2/15/2028	964,000	964,065
VICI Properties LP 4.75% 4/1/2028 (e)	522,000	523,038
VICI Properties LP 4.95% 2/15/2030	1,228,000	1,217,394
VICI Properties LP 5.125% 5/15/2032	823,000	805,498
VICI Properties LP 5.75% 4/1/2034	377,000	378,969
Vornado Realty LP 2.15% 6/1/2026	237,000	228,589
WP Carey Inc 2.4% 2/1/2031	477,000	413,898
WP Carey Inc 3.85% 7/15/2029	160,000	153,852
		6,113,526
Health Care REITs - 0.4%
Alexandria Real Estate Equities Inc 2% 5/18/2032	254,000	207,034
Alexandria Real Estate Equities Inc 3% 5/18/2051	193,000	118,951
Alexandria Real Estate Equities Inc 4.85% 4/15/2049	316,000	270,715
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	523,000	520,832
Healthcare Realty Holdings LP 3.1% 2/15/2030	165,000	151,400
Healthcare Realty Holdings LP 3.5% 8/1/2026	172,000	169,172
Healthpeak OP LLC 3% 1/15/2030	343,000	315,892
Healthpeak OP LLC 3.25% 7/15/2026	72,000	70,816
Healthpeak OP LLC 3.5% 7/15/2029	82,000	77,796
Omega Healthcare Investors Inc 3.25% 4/15/2033	2,605,000	2,208,349
Omega Healthcare Investors Inc 3.375% 2/1/2031	416,000	375,194
Omega Healthcare Investors Inc 3.625% 10/1/2029	742,000	693,797
Omega Healthcare Investors Inc 4.5% 4/1/2027	2,294,000	2,283,151
Omega Healthcare Investors Inc 4.75% 1/15/2028	801,000	799,069
Omega Healthcare Investors Inc 5.25% 1/15/2026	714,000	715,281
Ventas Realty LP 3% 1/15/2030	958,000	879,730
Ventas Realty LP 3.25% 10/15/2026	96,000	94,121
Ventas Realty LP 3.85% 4/1/2027	260,000	256,435
Ventas Realty LP 4% 3/1/2028	876,000	861,131
Ventas Realty LP 4.125% 1/15/2026	235,000	233,812
Ventas Realty LP 4.375% 2/1/2045	178,000	147,528
Ventas Realty LP 4.75% 11/15/2030	1,258,000	1,251,156
Ventas Realty LP 4.875% 4/15/2049	78,000	68,394
		12,769,756
Industrial REITs - 0.0%
LXP Industrial Trust 2.375% 10/1/2031	83,000	69,219
LXP Industrial Trust 2.7% 9/15/2030	230,000	202,366
		271,585
Office REITs - 0.2%
Boston Properties LP 2.75% 10/1/2026	192,000	186,136
Boston Properties LP 3.25% 1/30/2031	1,011,000	905,503
Boston Properties LP 4.5% 12/1/2028	489,000	480,211
Boston Properties LP 6.75% 12/1/2027	1,962,000	2,051,942
COPT Defense Properties LP 2% 1/15/2029	228,000	203,611
COPT Defense Properties LP 2.25% 3/15/2026	209,000	203,642
COPT Defense Properties LP 2.75% 4/15/2031	310,000	268,598
Hudson Pacific Properties LP 4.65% 4/1/2029	972,000	734,746
		5,034,389
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP 3.95% 11/15/2027	579,000	547,361
Brandywine Operating Partnership LP 4.55% 10/1/2029	734,000	667,445
Brandywine Operating Partnership LP 8.3% 3/15/2028	2,672,000	2,767,401
CBRE Services Inc 2.5% 4/1/2031	699,000	608,484
CBRE Services Inc 4.875% 3/1/2026	156,000	155,964
Digital Realty Trust LP 3.7% 8/15/2027	219,000	215,058
Essex Portfolio LP 3% 1/15/2030	51,000	46,942
Essex Portfolio LP 4% 3/1/2029	167,000	162,410
Tanger Properties LP 2.75% 9/1/2031	551,000	475,143
Tanger Properties LP 3.125% 9/1/2026	767,000	750,869
Tanger Properties LP 3.875% 7/15/2027	170,000	166,854
		6,563,931
Residential REITs - 0.0%
American Homes 4 Rent LP 2.375% 7/15/2031	95,000	81,504
American Homes 4 Rent LP 3.625% 4/15/2032	389,000	353,180
American Homes 4 Rent LP 4.25% 2/15/2028	264,000	261,244
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	799,000	745,493
Sun Communities Operating LP 2.3% 11/1/2028	210,000	193,804
Sun Communities Operating LP 2.7% 7/15/2031	542,000	471,670
UDR Inc 2.1% 6/15/2033	446,000	353,049
		2,459,944
Retail REITs - 0.2%
Brixmor Operating Partnership LP 3.9% 3/15/2027	155,000	152,353
Brixmor Operating Partnership LP 4.05% 7/1/2030	804,000	770,168
Brixmor Operating Partnership LP 4.125% 5/15/2029	819,000	794,900
Brixmor Operating Partnership LP 4.125% 6/15/2026	791,000	785,006
Kite Realty Group Trust 4.75% 9/15/2030	1,220,000	1,203,873
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	482,000	485,900
Realty Income Corp 2.2% 6/15/2028	100,000	93,034
Realty Income Corp 2.85% 12/15/2032	123,000	105,961
Realty Income Corp 3.25% 1/15/2031	128,000	117,599
Realty Income Corp 3.4% 1/15/2028	200,000	194,165
Simon Property Group LP 2.2% 2/1/2031	731,000	633,450
Simon Property Group LP 2.45% 9/13/2029	205,000	186,987
Simon Property Group LP 3.25% 9/13/2049	320,000	215,449
		5,738,845
TOTAL REAL ESTATE		38,951,976

Utilities - 1.2%
Electric Utilities - 0.7%
Alabama Power Co 1.45% 9/15/2030	500,000	424,209
Alabama Power Co 3.05% 3/15/2032	828,000	739,796
Alabama Power Co 3.7% 12/1/2047	162,000	121,616
Alabama Power Co 3.75% 3/1/2045	27,000	20,939
Alabama Power Co 4.15% 8/15/2044	127,000	105,261
Alabama Power Co 4.3% 7/15/2048	161,000	133,186
Alabama Power Co 5.2% 6/1/2041	106,000	101,518
Appalachian Power Co 4.45% 6/1/2045	165,000	134,313
Appalachian Power Co 4.5% 3/1/2049	251,000	203,958
Baltimore Gas and Electric Co 2.9% 6/15/2050	220,000	137,573
Baltimore Gas and Electric Co 3.5% 8/15/2046	69,000	50,438
Cleco Corporate Holdings LLC 3.375% 9/15/2029	433,000	402,020
Cleco Corporate Holdings LLC 3.743% 5/1/2026	1,810,000	1,787,299
Commonwealth Edison Co 3.2% 11/15/2049	467,000	313,120
Commonwealth Edison Co 3.65% 6/15/2046	78,000	58,507
Commonwealth Edison Co 3.7% 3/1/2045	85,000	65,482
Commonwealth Edison Co 3.75% 8/15/2047	169,000	127,600
Commonwealth Edison Co 4% 3/1/2048	187,000	146,622
Commonwealth Edison Co 4% 3/1/2049	164,000	127,382
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	99,000	93,636
Consolidated Edison Co of New York Inc 3.875% 6/15/2047	78,000	60,030
Consolidated Edison Co of New York Inc 4.45% 3/15/2044	219,000	188,734
Consolidated Edison Co of New York Inc 4.5% 5/15/2058	260,000	211,173
Consolidated Edison Co of New York Inc 4.65% 12/1/2048	287,000	247,235
Consolidated Edison Co of New York Inc 5.5% 12/1/2039	69,000	68,919
Duke Energy Carolinas LLC 2.85% 3/15/2032	83,000	73,057
Duke Energy Carolinas LLC 3.2% 8/15/2049	219,000	147,828
Duke Energy Carolinas LLC 3.75% 6/1/2045	55,000	42,563
Duke Energy Carolinas LLC 3.875% 3/15/2046	107,000	83,636
Duke Energy Carolinas LLC 4% 9/30/2042	103,000	84,528
Duke Energy Corp 2.45% 6/1/2030	529,000	471,683
Duke Energy Corp 2.65% 9/1/2026	366,000	356,372
Duke Energy Corp 3.75% 9/1/2046	250,000	184,085
Duke Energy Corp 4.2% 6/15/2049	260,000	200,300
Duke Energy Corp 4.8% 12/15/2045	76,000	65,633
Duke Energy Florida LLC 3.4% 10/1/2046	69,000	49,393
Duke Energy Ohio Inc 4.3% 2/1/2049	744,000	593,302
Duke Energy Progress LLC 3.4% 4/1/2032	334,000	303,641
Duke Energy Progress LLC 4.15% 12/1/2044	49,000	40,169
Duke Energy Progress LLC 4.375% 3/30/2044	55,000	47,183
Duquesne Light Holdings Inc 2.532% 10/1/2030 (d)	166,000	146,262
Duquesne Light Holdings Inc 2.775% 1/7/2032 (d)	574,000	489,648
Entergy Corp 0.9% 9/15/2025	464,000	456,489
Entergy Corp 2.8% 6/15/2030	359,000	324,970
Entergy Corp 2.95% 9/1/2026	129,000	126,102
Entergy Corp 3.75% 6/15/2050	113,000	80,599
Entergy Louisiana LLC 4.2% 9/1/2048	87,000	69,588
Entergy Tex Inc 3.55% 9/30/2049	111,000	78,639
Entergy Tex Inc 4% 3/30/2029	485,000	475,394
Exelon Corp 2.75% 3/15/2027	183,000	177,107
Exelon Corp 3.35% 3/15/2032	222,000	200,438
Exelon Corp 3.95% 6/15/2025	539,000	538,222
Exelon Corp 4.05% 4/15/2030	218,000	211,204
Exelon Corp 5.1% 6/15/2045	30,000	27,160
FirstEnergy Corp 1.6% 1/15/2026	344,000	335,303
FirstEnergy Corp 2.25% 9/1/2030	370,000	321,761
FirstEnergy Corp 3.4% 3/1/2050	100,000	67,915
FirstEnergy Corp 3.9% 7/15/2027 (f)	233,000	229,103
FirstEnergy Corp 4.85% 7/15/2047 (f)	129,000	110,314
Interstate Power and Light Co 2.3% 6/1/2030	381,000	337,089
IPALCO Enterprises Inc 4.25% 5/1/2030	1,025,000	975,829
Pacific Gas and Electric Co 3.15% 1/1/2026	400,355	395,198
Pacific Gas and Electric Co 3.25% 6/1/2031	167,000	148,591
Pacific Gas and Electric Co 3.45% 7/1/2025	166,815	166,149
Pacific Gas and Electric Co 3.5% 6/15/2025	334,000	333,019
Pacific Gas and Electric Co 4.2% 6/1/2041	834,000	663,464
Pacific Gas and Electric Co 4.55% 7/1/2030	1,037,586	1,004,345
Pacific Gas and Electric Co 4.75% 2/15/2044	33,000	27,471
Potomac Electric Power Co 6.5% 11/15/2037	104,000	116,445
Progress Energy Inc 6% 12/1/2039	143,000	146,693
Puget Sound Energy Inc 4.3% 5/20/2045	176,000	145,953
Southern Co/The 3.25% 7/1/2026	302,000	297,244
Southern Co/The 4.4% 7/1/2046	201,000	166,266
Southern Co/The 4.85% 3/15/2035	4,500,000	4,355,234
Tampa Electric Co 4.45% 6/15/2049	321,000	266,968
Tampa Electric Co 6.15% 5/15/2037	172,000	178,412
Virginia Electric and Power Co 3.1% 5/15/2025	110,000	109,768
Virginia Electric and Power Co 3.8% 4/1/2028	409,000	401,854
Wisconsin Electric Power Co 4.25% 6/1/2044	129,000	106,324
		23,622,473
Gas Utilities - 0.0%
Southern Co Gas Capital Corp 3.95% 10/1/2046	371,000	285,023
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 1.375% 1/15/2026	4,000,000	3,890,178
AES Corp/The 2.45% 1/15/2031	807,000	689,849
AES Corp/The 3.95% 7/15/2030 (d)	941,000	882,494
		5,462,521
Multi-Utilities - 0.3%
Berkshire Hathaway Energy Co 3.25% 4/15/2028	274,000	265,408
Berkshire Hathaway Energy Co 3.7% 7/15/2030	275,000	263,930
Berkshire Hathaway Energy Co 3.8% 7/15/2048	274,000	207,292
Berkshire Hathaway Energy Co 4.05% 4/15/2025	1,561,000	1,560,491
Berkshire Hathaway Energy Co 4.25% 10/15/2050	237,000	188,611
Berkshire Hathaway Energy Co 4.5% 2/1/2045	182,000	157,416
Berkshire Hathaway Energy Co 5.15% 11/15/2043	212,000	201,438
Delmarva Power & Light Co 4% 6/1/2042	110,000	88,437
Dominion Energy Inc 3.9% 10/1/2025	354,000	352,849
NiSource Inc 0.95% 8/15/2025	374,000	369,129
NiSource Inc 1.7% 2/15/2031	444,000	371,583
NiSource Inc 2.95% 9/1/2029	1,074,000	998,521
NiSource Inc 3.49% 5/15/2027	210,000	205,671
NiSource Inc 3.6% 5/1/2030	1,800,000	1,704,528
NiSource Inc 3.95% 3/30/2048	274,000	210,756
NiSource Inc 4.375% 5/15/2047	131,000	107,776
NiSource Inc 4.8% 2/15/2044	151,000	133,732
Puget Energy Inc 3.65% 5/15/2025	221,000	220,599
Puget Energy Inc 4.1% 6/15/2030	1,710,000	1,633,211
Puget Energy Inc 4.224% 3/15/2032	756,000	703,865
		9,945,243
Water Utilities - 0.0%
American Water Capital Corp 3.45% 6/1/2029	167,000	160,035
American Water Capital Corp 6.593% 10/15/2037	179,000	197,534
		357,569
TOTAL UTILITIES		39,672,829

TOTAL UNITED STATES		615,986,298
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $756,338,742)		743,679,214

U.S. Government Agency - Mortgage Securities - 23.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 23.9%
Fannie Mae 2% 11/1/2051	1,313,246	1,050,525
Fannie Mae 2% 3/1/2052	1,584,980	1,265,916
Fannie Mae 2.5% 1/1/2052	601,207	503,243
Fannie Mae 2.5% 6/1/2052	1,422,950	1,202,201
Fannie Mae 3% 10/1/2031	56,133	54,423
Fannie Mae 3% 11/1/2047	11,027	9,753
Fannie Mae 3.5% 2/1/2045	395,257	368,930
Fannie Mae 4% 4/1/2050	15,591	14,690
Fannie Mae 5.5% 2/1/2055	6,374,369	6,367,713
Fannie Mae 6.5% 7/1/2054	292,245	305,657
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 7.48% 7/1/2034 (b)(c)	302	309
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.54%, 7.19% 11/1/2034 (b)(c)	38,113	39,286
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 7.428% 6/1/2036 (b)(c)	542	557
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.634%, 6.925% 11/1/2036 (b)(c)	6,076	6,264
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.645%, 7.02% 4/1/2041 (b)(c)	2,369	2,457
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.645%, 7.395% 5/1/2036 (b)(c)	4,225	4,353
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 7.166% 6/1/2042 (b)(c)	4,170	4,342
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.937% 7/1/2035 (b)(c)	414	427
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.788%, 6.788% 2/1/2036 (b)(c)	2,329	2,413
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 7.622% 7/1/2041 (b)(c)	1,029	1,073
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.318% 9/1/2041 (b)(c)	1,928	2,014
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.638% 7/1/2041 (b)(c)	2,618	2,733
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.82%, 6.695% 12/1/2035 (b)(c)	2,473	2,562
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 7.004% 10/1/2041 (b)(c)	1,764	1,817
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.085% 11/1/2034 (b)(c)	2,719	2,815
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.95%, 7.285% 9/1/2036 (b)(c)	4,484	4,660
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.954%, 7.704% 7/1/2037 (b)(c)	1,618	1,681
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 1.945%, 6.995% 10/1/2033 (b)(c)	6,163	6,268
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.583% 3/1/2035 (b)(c)	522	535
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.224%, 6.515% 8/1/2036 (b)(c)	7,499	7,679
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.28%, 7.241% 10/1/2033 (b)(c)	764	781
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.465%, 6.995% 5/1/2035 (b)(c)	874	896
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	847,786	751,614
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	41,025	33,956
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	65,175	57,456
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	581,656	515,673
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	554,886	491,940
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	304,602	270,048
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	13,465	11,937
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	13,149	11,658
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	646,201	569,666
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	126,856	112,228
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	119,592	105,839
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	117,963	104,470
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	104,658	92,263
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	36,599	32,378
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	39,988	33,147
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	717,849	589,284
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	1,257,492	952,323
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	863,679	654,081
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	589,502	522,630
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	40,564	33,599
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	1,213,042	918,660
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	521,721	395,109
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	125,825	111,159
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	41,792	34,564
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	42,659	35,259
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	20,682	15,650
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	762,749	676,224
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	824,338	659,425
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	18,242	14,593
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	66,494	53,254
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2030	8,705	8,292
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	325,237	296,972
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	19,626	17,921
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	13,203	12,056
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	11,746	10,681
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	61,192	52,662
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	199,798	159,827
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	77,003	62,489
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	475,712	384,558
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	417,286	338,240
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	20,223	16,146
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	56,445	45,488
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	236,157	188,175
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	230,192	184,357
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	68,934	54,928
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	49,214	39,215
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	60,701	55,122
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	163,829	141,155
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,875,428	2,311,866
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	736,962	586,535
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	572,817	464,308
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	20,541	16,368
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	487,256	474,392
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	55,750	50,801
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	39,352	35,957
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	38,304	35,011
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	20,464	18,756
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	201,185	160,685
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	18,514	14,787
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	4,894,701	3,909,375
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	125,285	100,065
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	17,910	14,349
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,594,735	2,067,537
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	831,224	669,090
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	204,186	165,124
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2035	7,314	6,685
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	73,734	63,538
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	3,635,242	2,903,451
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,705,242	1,364,100
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	835,374	667,209
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	562,852	454,120
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	24,018	19,183
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	59,148	54,045
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	2,701,469	2,320,377
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	3,187,154	2,545,564
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	64,371	58,756
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	710,128	607,945
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	53,693	46,259
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	63,448	50,676
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	266,898	243,536
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	167,471	152,812
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	519,125	445,909
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,096,448	878,811
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	72,943	58,943
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,276,361	1,021,019
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	33,975	27,210
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	18,831	15,081
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2028	6,932	6,716
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	656,915	599,413
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	175,093	159,220
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	51,610	47,092
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	13,478	12,332
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	106,334	84,895
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	54,932	43,843
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	29,795	27,094
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	26,369	23,978
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	102,490	81,858
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	59,689	47,655
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	10,462	10,055
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	6,870	6,596
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	3,782	3,631
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	690	671
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	203,360	194,544
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	70,811	68,088
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	67,682	65,247
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	13,603	13,008
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	17,692	16,792
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	10,322	9,816
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2035	82,540	77,343
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	217,118	191,657
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2047	30,552	26,175
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2047	9,789	8,386
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2050	53,887	45,241
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	4,014,584	3,398,057
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	267,865	224,719
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	430,922	359,358
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	111,305	93,377
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	198,448	189,933
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2032	34,783	33,109
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2034	28,977	27,216
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2039	39,954	35,744
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2039	5,524	4,934
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2043	8,484	7,476
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	1,124,838	951,040
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	7,774,950	6,515,335
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	153,445	128,586
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	4,204	4,070
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	2,596	2,519
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	1,478	1,425
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	138,433	132,551
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	13,895	13,360
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2034	115,955	108,909
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2035	69,546	64,711
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2039	10,092	9,016
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,218,665	1,071,119
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	494,403	434,544
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	403,416	354,574
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	369,979	325,185
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	322,615	283,556
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	114,976	101,092
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049	76,071	63,866
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,481,413	1,243,262
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,146,340	962,772
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2026	1,712	1,686
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2029	3,879	3,758
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2029	2,903	2,809
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	16,007	15,432
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	2,871	2,769
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	350,517	335,324
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	5,903	5,640
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	10,824	10,234
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051 (k)	3,010,127	2,536,569
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	534,912	448,920
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	35,948	35,208
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	2,187	2,091
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	109,017	104,384
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	65,311	61,199
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	21,696	20,330
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	19,326	18,109
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	325,051	287,683
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	999,090	882,690
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2050	33,032	27,702
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	36,640	30,624
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2032	127,247	121,672
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	17,341	16,250
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	101,340	90,206
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	146,898	130,671
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2047	88,921	74,848
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	1,024,955	859,543
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	14,184	13,804
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	2,772	2,679
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	14,286	13,717
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	392,429	370,666
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	194,613	186,340
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2040	68,458	60,948
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	304,046	268,876
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	391,575	342,086
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	57,088	50,436
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	17,237	15,193
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	671	576
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	445,020	378,624
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2029	2,620	2,545
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2029	1,217	1,183
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	38,639	36,098
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	22,414	20,940
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	238,036	211,862
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	166,836	148,065
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	129,441	114,821
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	64,987	57,363
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	24,575	21,561
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	8,994	7,722
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	3,121	2,679
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,744,501	1,463,511
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,292,877	1,092,307
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	616,315	517,044
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	163,768	137,390
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	105,344	101,054
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2033	8,528	8,108
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	504,816	471,614
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	25,336	23,670
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	253,761	225,642
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	13,430	11,510
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	12,297	10,558
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	157,799	133,516
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	43,378	36,459
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2026	1,165	1,150
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2029	2,762	2,672
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	818,171	784,464
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	278,638	260,312
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	17,629	16,426
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	15,227	14,226
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	19,699	17,506
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	210,628	185,950
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	135,217	119,607
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2045	89,995	76,090
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	84,511	72,563
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	38,020	32,645
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	10,960	9,410
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	1,474,405	1,246,135
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	15,028	14,563
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	9,157	8,866
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	7,401	7,166
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	5,903	5,716
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	4,568	4,427
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	1,097	1,063
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	8,778	8,417
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2032	11,159	10,636
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2033	7,296	6,932
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	501,845	467,584
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	217,661	202,801
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	64,639	60,387
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2039	8,491	7,595
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	15,508	13,010
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	713,760	598,125
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	574,837	481,708
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	554,632	464,777
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	170,995	142,651
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	39,062	37,821
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	22,959	22,219
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	9,176	8,897
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	8,885	8,599
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	8,387	8,131
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	4,770	4,623
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	4,248	4,115
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	4,084	3,949
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	4,060	3,935
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	2,961	2,875
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	2,677	2,592
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2034	18,285	17,174
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	415,697	366,017
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2046	5,755	4,942
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	2,976	2,938
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	2,914	2,876
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	809	798
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	11,727	11,440
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	2,696	2,631
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	2,628	2,580
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	2,000	1,954
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	886	871
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	26,261	25,534
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	20,372	19,820
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	24,518	23,758
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	2,907	2,815
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	33,861	32,715
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	479,293	458,745
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	152,648	146,057
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	22,888	20,989
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	45,891	41,604
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	26,392	23,983
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	24,334	22,148
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	20,648	18,890
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	20,008	18,155
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	16,618	15,045
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	13,352	12,094
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	10,994	9,999
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	9,824	8,996
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,995	7,302
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	6,014	5,496
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	5,928	5,388
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	4,267	3,861
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	3,251	2,915
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	25,107	22,388
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	15,320	13,661
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	2,437	2,171
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	116,499	103,409
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	88,405	78,472
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	61,699	54,767
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	56,402	50,064
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	47,290	42,051
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	39,251	34,841
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	34,036	30,212
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	8,718	7,739
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	5,332	4,733
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	4,620	4,101
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2048	11,019	9,747
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	607,922	531,446
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	713,880	624,298
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	148,183	129,218
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	45,751	39,896
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	42,778	37,303
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	37,294	32,521
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	31,258	27,257
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2027	11,644	11,467
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2027	2,206	2,171
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2029	10,924	10,660
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	16,491	16,054
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	5,504	5,361
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	3,944	3,836
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	2,929	2,852
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	2,910	2,831
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2031	15,711	15,241
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2031	4,863	4,716
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2032	46,760	45,204
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	36,387	32,832
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	18,622	16,732
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	15,077	13,599
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	13,838	12,432
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	13,558	12,219
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2044	507,399	458,588
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	521,450	465,303
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	48,704	43,308
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	42,987	38,224
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	37,104	32,993
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	33,781	30,038
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	32,939	29,289
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	23,333	20,748
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	11,628	10,340
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	11,297	10,046
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	7,126	6,336
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	5,628	5,004
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2047	14,009	12,417
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	810,939	711,205
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051 (l)	1,398,797	1,227,638
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	467,831	409,710
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	236,007	206,023
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2026	5,477	5,410
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2026	1,975	1,950
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2026	1,691	1,669
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	13,595	13,378
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	3,932	3,871
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	900	886
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	6,705	6,515
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	5,359	5,216
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	4,889	4,757
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	50,368	48,679
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	4,643	4,487
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	34,715	33,582
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	67,446	65,618
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	36,201	32,824
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	20,075	18,195
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	8,128	7,405
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	7,758	7,022
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	3,845	3,502
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	2,942	2,656
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2045	3,509	3,129
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	670,822	598,592
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	645,544	576,036
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	431,472	383,666
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	389,053	351,780
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	259,722	230,945
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	239,990	213,400
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	125,945	111,990
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	38,227	33,932
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	6,827	6,071
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	5,881	5,229
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	4,782	4,245
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	19,568	17,308
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	8,233	7,282
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2048	180,660	159,796
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	120,053	104,950
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	13,534	11,861
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	76,337	66,686
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	1,449	1,431
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	732	723
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	553	546
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	384	379
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2029	18,696	18,255
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	7,758	7,553
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	1,966	1,914
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2031	6,329	6,134
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	175,717	170,522
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	64,624	62,439
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	534,510	512,263
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	209,587	200,537
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	59,350	56,788
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	466,523	422,125
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	190,093	172,135
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	37,627	33,956
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	26,869	24,493
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	26,034	23,689
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	14,806	13,468
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	14,347	12,990
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,935	9,917
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,806	9,832
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,612	9,645
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,638	9,628
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,138	9,225
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	8,130	7,359
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	4,449	4,074
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	2,129	1,921
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	31,519	28,105
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	22,162	19,762
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	19,047	16,984
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	304,724	270,485
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	85,432	75,967
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	45,664	40,534
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	27,160	24,108
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	26,009	23,086
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	12,753	11,320
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	6,771	6,010
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	6,429	5,706
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	14,268	12,620
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	8,561	7,572
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	1,109,976	970,343
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	839,552	734,199
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	517,173	452,922
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	424,287	371,840
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	47,107	41,078
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	25,703	22,413
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	2,868	2,830
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	2,403	2,371
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	1,316	1,299
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	613	604
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2029	38,221	37,432
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2029	22,049	21,594
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	22,509	21,965
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	11,031	10,771
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	2,062	2,012
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	1,175	1,147
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	117,851	115,036
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	23,376	22,721
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	6,631	6,456
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	3,826	3,719
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2032	14,460	14,027
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	25,507	24,658
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	16,097	15,570
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	46,341	45,115
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2040	157,838	144,739
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	165,919	150,706
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	126,423	114,832
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	65,824	59,886
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	60,051	54,563
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	14,733	13,408
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	13,583	12,278
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,832	11,589
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	8,883	8,055
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	6,292	5,675
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	994	925
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045	11,936	10,684
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	44,162	39,338
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	14,856	13,233
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	11,352	10,112
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	4,718	4,202
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	216,611	192,272
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	92,750	82,329
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	64,731	57,458
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	6,900	6,124
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	9,744	8,619
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	2,667,837	2,333,060
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	232,885	203,661
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	96,064	83,859
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	45,777	39,918
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2027	6,229	6,143
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2027	2,388	2,355
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2029	27,481	26,888
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2029	1,466	1,435
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2030	7,531	7,430
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2030	2,683	2,615
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	1,158	1,130
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	36,911	35,734
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	21,981	21,287
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	9,060	8,776
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	4,731	4,583
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	25,881	25,093
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	10,159	9,797
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	8,387	8,115
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2038	14,811	13,804
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	13,466	12,240
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	6,347	5,742
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	15,244	13,713
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	12,930	11,517
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	10,520	9,371
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	10,480	9,335
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	237,547	211,970
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	14,442	12,819
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	10,518	9,336
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	7,529	6,683
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	284,194	253,594
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	27,586	24,400
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	20,314	17,968
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	13,900	12,295
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	691,901	603,347
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	7,554	7,450
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	3,443	3,397
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	1,872	1,846
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	1,841	1,816
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	2,209	2,162
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	1,756	1,719
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2030	9,959	9,712
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	10,262	9,973
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	5,893	5,717
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	5,728	5,565
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	7,193	6,964
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	7,095	6,871
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2039	4,095	3,781
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2042	157,619	143,270
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	33,223	30,206
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	27,338	24,604
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	19,312	17,456
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	14,314	12,939
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	100,359	89,741
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	4,997	4,460
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	3,639	3,248
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	2,213	1,975
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	10,460	9,317
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	7,628	6,795
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	4,454	3,967
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	3,216	2,864
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	3,093	2,755
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	2,920	2,601
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	2,278	2,029
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	42,455	37,512
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	40,485	35,810
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	1,487	1,466
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	949	936
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	892	879
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	695	686
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	26,872	26,106
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	12,546	12,190
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	3,023	2,935
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	10,623	10,278
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	5,662	5,482
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	4,425	4,281
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	4,182	4,049
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	361,583	326,868
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	126,179	113,780
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	63,265	57,027
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	62,385	56,457
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	42,789	38,571
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	40,290	36,433
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	12,471	11,325
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	12,489	11,289
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	9,961	9,040
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	8,997	8,165
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	4,426	3,999
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	30,784	27,479
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	17,329	15,495
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	213,161	190,342
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	22,638	20,165
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	21,992	19,590
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	9,186	8,182
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	4,928	4,390
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	4,130	3,679
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	49,556	43,415
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	74,931	65,599
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	1,990,207	1,740,463
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	224,978	195,340
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	7,022	6,920
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	5,527	5,449
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2028	2,660	2,622
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	13,142	12,866
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	6,009	5,874
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	5,294	5,182
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	2,324	2,274
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	17,633	17,183
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	16,633	16,220
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2031	21,342	20,740
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2042	71,125	64,483
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	266,083	240,677
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	59,111	53,433
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	50,901	45,916
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	26,577	23,980
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	15,554	14,038
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	11,866	10,724
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	11,721	10,659
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	9,811	8,930
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	9,647	8,715
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	8,131	7,337
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	7,479	6,755
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	5,553	5,011
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	23,673	21,132
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	14,075	12,564
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	6,770	6,054
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2046	44,203	39,305
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2047	7,907	7,019
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2048	136,191	120,335
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	817,643	716,062
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	1,599,999	1,389,221
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2027	4,368	4,308
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2027	3,824	3,771
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	11,069	10,827
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	8,669	8,477
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	4,850	4,744
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	4,699	4,591
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	4,966	4,842
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	4,678	4,559
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	3,866	3,771
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	46,956	45,432
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	6,776	6,560
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	62,932	60,855
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	136,423	132,900
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2039	87,929	80,769
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	248,517	224,329
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	37,290	33,661
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	37,135	33,578
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	33,389	30,141
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	26,821	24,175
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	26,246	23,723
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	25,613	23,120
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	22,056	19,928
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	15,721	14,176
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	12,010	10,866
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	8,683	7,880
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	7,860	7,115
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	7,821	7,053
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	7,249	6,536
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	4,065	3,667
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	2,905	2,626
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	2,451	2,201
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	8,411	7,521
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	7,522	6,726
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	7,717	6,862
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	5,177	4,603
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	32,118	28,509
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	26,357	23,395
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	17,388	15,412
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	41,881	36,691
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	999,900	868,802
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	22,729	19,848
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2026	1,635	1,617
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2027	1,105	1,089
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	13,235	12,941
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	12,485	12,197
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	4,240	4,142
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	4,063	3,971
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	3,663	3,575
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	3,520	3,439
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	3,444	3,364
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	390	381
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2030	2,421	2,358
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2031	5,893	5,719
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	270,167	261,329
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	11,312	10,971
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	7,280	7,038
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2039	10,380	9,535
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	78,265	70,833
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	32,293	29,109
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	16,092	14,526
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	14,551	13,157
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	13,483	12,162
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	10,017	9,033
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	8,981	8,108
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	8,916	8,038
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	8,444	7,609
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	359,707	321,089
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	38,312	34,259
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	16,104	14,401
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	5,319	4,753
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	10,898	9,724
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	9,229	8,206
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	8,414	7,482
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	5,199	4,623
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	1,144,827	1,006,175
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	138,014	120,911
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	103,573	90,738
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	16,863	14,657
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	69,652	60,803
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	1,038	1,022
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	775	764
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	766	756
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	599	590
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	582	572
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	13,530	13,172
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	2,550	2,482
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	2,468	2,403
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	1,331	1,296
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	40,244	38,917
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	27,565	26,827
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	16,910	16,366
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	7,539	7,272
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	6,014	5,801
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	3,729	3,605
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	3,677	3,549
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	3,123	3,014
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	284,778	276,442
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	137,458	124,232
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	107,138	96,670
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	17,325	15,657
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	10,875	9,825
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	679,967	604,628
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	126,795	112,746
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	12,374	11,003
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	9,543	8,486
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	6,639	5,903
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	5,329	4,738
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2047	63,287	56,097
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2047	12,829	11,348
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	20,545	18,268
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	77,122	67,565
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	51,740	45,312
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	46,771	40,829
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2053	948,388	822,487
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2034	19,392	18,909
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2035	63,922	62,149
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	1,514	1,410
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	167,680	156,491
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	31,212	29,117
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	26,048	24,239
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	11,279	10,506
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	10,264	9,564
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	3,555	3,308
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	3,542	3,285
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2044	12,504	11,672
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	157,803	146,224
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	131,499	121,649
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	7,885	7,295
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	5,966	5,537
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	5,928	5,485
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	4,643	4,282
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	3,910	3,616
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	37,155	34,193
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	16,884	15,522
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	13,584	12,488
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	7,773	7,153
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	226,357	208,309
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	208,604	191,777
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	79,072	72,693
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	43,359	39,861
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	28,782	26,379
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	28,460	26,164
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	26,408	24,278
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	6,450	5,930
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	304,751	281,787
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	82,611	74,888
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	77,844	70,932
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	2,521	2,461
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	80,085	74,712
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	36,460	34,073
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	22,407	20,897
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	21,443	19,979
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	15,294	14,199
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	3,926	3,663
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	2,956	2,746
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	5,231	4,855
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	132,923	121,141
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	73,247	67,407
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	19,053	17,534
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	8,142	7,544
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	269,276	248,059
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	27,758	25,519
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	286,023	264,470
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	9,936	9,100
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	405,473	372,638
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2050	2,409,404	2,190,949
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2041	32,227	30,089
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	12,230	11,369
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	8,721	8,127
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	7,192	6,708
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	5,855	5,462
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	2,303	2,146
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2043	25,502	23,775
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2043	21,461	20,031
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	527,494	485,437
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	116,669	107,367
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	4,085	3,760
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	11,165	10,264
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	348,940	316,539
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	201,155	182,477
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2034	13,210	12,844
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2035	1,740,343	1,696,946
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	241,733	226,157
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	96,195	89,916
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	39,947	37,302
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	21,871	20,304
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	10,458	9,766
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	10,245	9,560
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	9,867	9,168
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	9,000	8,359
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	4,346	4,043
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	2,769	2,571
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	2,067	1,940
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	855	804
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	69,978	64,399
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	12,369	11,382
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	7,411	6,820
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	76,659	71,434
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2034	9,607	9,367
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	78,433	76,477
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2042	16,099	15,021
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	30,300	28,184
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	29,060	27,107
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	16,726	15,573
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	10,298	9,551
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	65,135	60,215
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	7,787	7,196
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	6,549	6,058
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	6,556	6,057
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	41,055	37,744
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	18,319	16,842
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	165,656	150,429
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2031	2,672	2,629
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2034	5,923	5,775
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	32,275	30,137
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2045	13,247	12,235
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	912,511	850,101
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	118,588	110,570
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	228,855	207,247
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2034	10,935	10,663
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2034	5,341	5,208
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2039	10,963	10,363
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	102,247	95,437
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	36,457	34,039
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	23,841	22,208
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	8,956	8,375
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	6,811	6,372
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	155,750	143,673
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	133,874	123,493
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	89,253	82,053
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2028	2,266	2,239
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2039	14,842	14,029
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	84,417	78,959
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	66,807	62,410
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	13,744	12,853
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	8,546	7,951
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	2,684	2,527
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	46,010	42,299
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	19,580	18,000
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2034	3,250	3,162
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2035	75,533	73,649
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2041	48,474	44,640
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	7,087	6,613
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	48,252	44,811
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2044	5,259	4,927
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	88,647	81,635
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	14,755	13,588
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	11,704	10,778
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	3,244	2,987
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	234,435	215,304
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2051	931,616	845,402
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2039	12,978	12,247
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	35,578	33,273
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	18,203	17,013
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	10,689	9,975
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	10,165	9,515
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	9,924	9,259
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	7,877	7,394
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	7,807	7,261
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	7,694	7,244
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	7,615	7,095
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	6,413	5,986
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	2,238	2,090
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	38,443	35,342
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	29,741	27,342
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	25,827	23,743
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	24,640	22,652
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	1,483,020	1,381,917
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	789,742	733,072
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	433,045	395,405
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	10,834	10,578
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	13,433	13,098
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2037	9,404	8,989
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2039	5,820	5,493
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	152,201	142,079
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	84,427	78,812
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	14,655	13,661
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	5,189	4,849
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	3,886	3,620
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	2,092	1,966
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	1,509	1,405
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	441,601	411,752
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	37,328	34,870
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	32,608	30,029
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	39,412	36,233
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	37,854	34,800
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2039	32,048	30,244
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	68,619	64,133
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	62,645	58,416
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	21,554	20,241
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	15,655	14,602
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	14,554	13,581
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	10,594	9,905
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	9,600	8,932
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	9,341	8,712
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	7,882	7,330
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	7,806	7,272
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	2,887	2,681
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	2,642	2,473
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	1,477	1,394
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	3,295	3,032
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	22,323	20,522
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	182,668	168,960
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2033	11,739	11,592
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,517	3,387
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	22,546	21,624
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	26,855	25,330
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	19,706	18,586
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	2,505	2,363
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2050	17,589	16,579
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2050	8,177	7,707
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	17,609	16,457
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	57,592	54,037
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	27,691	26,267
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2033	8,313	8,185
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2034	27,799	27,337
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2038	50,120	48,463
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	4,599	4,440
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	3,661	3,528
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	67,190	64,584
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	17,982	17,302
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	3,096	2,968
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	37,810	36,330
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	129,269	123,136
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	310,510	293,450
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	28,401	26,841
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	199,919	188,685
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2049	35,654	33,618
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2033	13,590	13,406
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2039	2,526	2,448
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	450,234	433,432
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	67,195	64,603
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	7,523	7,229
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	17,121	16,143
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	36,698	34,811
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	8,396	8,057
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	3,914	3,759
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	13,466	12,850
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	28,132	26,569
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	20,700	19,518
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	10,615	10,006
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2050	28,476	26,751
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	22,548	21,389
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2033	32,440	32,033
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	35,740	34,349
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	3,603	3,477
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	2,337	2,247
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	19,753	18,766
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	5,046	4,813
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	335,287	318,647
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	12,864	12,189
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	483,168	455,716
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	64,773	61,093
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	32,857	30,991
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	4,897	4,618
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	122,035	115,559
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	11,934	11,253
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	10,726	10,110
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	7,350	6,927
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2051	14,545	13,700
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	18,467	17,517
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2032	19,525	19,361
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	10,924	10,484
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	7,014	6,731
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	6,548	6,294
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	211,345	201,795
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	34,881	33,052
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	537,764	507,546
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	25,344	23,904
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	4,505	4,249
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	131,372	123,867
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	91,395	86,116
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	8,434	7,955
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	6,167	5,813
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2051	17,590	16,590
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	54,643	52,490
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	15,150	14,559
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	8,212	7,892
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	6,240	5,987
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	33,389	31,928
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	61,195	57,948
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	45,834	43,430
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	20,827	19,735
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	82,209	78,027
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	29,068	27,453
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	19,323	18,310
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	18,894	17,903
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	418,587	394,804
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	131,854	124,050
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	45,823	43,219
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2050	9,800	9,234
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	35,789	34,114
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	88,445	83,945
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	28,168	26,653
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	205,651	194,866
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	120,221	113,766
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	34,161	32,370
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	20,558	19,454
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	16,457	15,543
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	11,786	11,131
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	10,751	10,147
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	5,747	5,421
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	5,633	5,298
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	2,764	2,607
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	57,233	53,982
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	19,052	17,946
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	18,004	16,959
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2034	18,702	18,415
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	11,374	10,950
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	23,625	22,371
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	104,434	98,631
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	41,690	39,374
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	11,779	11,146
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	8,200	7,681
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	4,920	4,609
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2049	88,392	83,370
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2049	6,987	6,590
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2050	41,424	39,018
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2030	3,534	3,496
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	118,123	112,519
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	7,183	6,826
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	46,205	43,854
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	67,444	63,696
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	45,053	42,550
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	61,164	57,689
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	13,859	13,071
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	6,898	6,506
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	1,036	995
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	520	500
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	10,064	9,611
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	37,229	35,463
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	101,256	95,882
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	21,301	20,104
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	63,865	60,237
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	30,724	28,979
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	17,081	16,111
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2050	48,641	45,847
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2051	22,492	21,161
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	2,100	2,031
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	38,385	36,919
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	5,818	5,578
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	1,419	1,363
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	1,259	1,212
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	64,715	61,739
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	139,065	132,468
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	4,381	4,163
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	785,703	742,044
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	490,634	462,758
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	36,323	34,259
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	4,027	3,798
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2050	103,441	97,563
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	29,299	27,792
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	11,137	10,568
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	44,729	42,401
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	5,500	5,441
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	1,074	1,062
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2042	1,350	1,333
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2043	131,394	129,935
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	6,629	6,511
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	5,897	5,792
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	5,785	5,683
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	3,121	3,065
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2045	12,154	11,911
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	47,295	46,114
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	4,039	3,942
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	11,650	11,333
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	523	508
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	22,419	21,726
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	217,892	211,361
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	11,847	11,480
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	4,470	4,332
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	58,070	57,505
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	7,389	7,327
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	2,786	2,759
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	7,683	7,566
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	10,355	10,149
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	3,820	3,747
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	3,514	3,447
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	2,904	2,846
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	2,832	2,778
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	69,924	69,167
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	6,306	6,155
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	3,399	3,321
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	13,967	13,588
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	7,717	7,507
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	5,980	5,818
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	1,716	1,670
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	112,686	109,308
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	51,884	50,329
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	20,718	20,097
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2049	22,655	21,961
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2050	10,606	10,272
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	40,009	39,579
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	15,550	15,385
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	4,142	4,099
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	27,180	26,886
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	11,920	11,742
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	1,898	1,868
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	25,663	25,150
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	3,409	3,341
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	3,319	3,253
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	2,466	2,417
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	1,834	1,798
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	7,112	6,959
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2046	29,590	28,879
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	19,463	18,935
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	47,195	45,780
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	42,841	41,529
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	16,997	16,514
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	6,005	5,825
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	2,022	1,959
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2049	36,533	35,415
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	3,169	3,151
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	25,252	25,006
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	82,869	81,951
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	29,638	29,111
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	1,380	1,356
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	12,785	12,530
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	9,503	9,313
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	3,357	3,290
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	2,959	2,901
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	2,778	2,722
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	660	647
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2045	6,224	6,090
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	6,845	6,674
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	5,829	5,683
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	193,405	188,334
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	37,576	36,450
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	14,877	14,431
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	9,970	9,671
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	9,046	8,775
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	1,837	1,789
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	1,346	1,306
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2050	12,258	11,879
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2040	2,115	2,093
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	9,732	9,634
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	1,534	1,516
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	17,858	17,541
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	6,944	6,820
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	5,420	5,323
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	3,354	3,294
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	3,297	3,231
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	984	969
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	249,319	244,573
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	17,682	17,240
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	14,528	14,165
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	6,290	6,133
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	2,089	2,036
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	10,275	9,989
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	187,378	181,703
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	15,428	14,961
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	9,510	9,216
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	5,373	5,210
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	3,529	3,422
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	3,387	3,285
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	3,190	3,080
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2050	120,539	116,813
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	13,117	12,966
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	2,244	2,220
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	1,657	1,637
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	1,644	1,624
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	1,429	1,417
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	6,259	6,148
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	5,527	5,429
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	4,257	4,182
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	3,502	3,440
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	3,206	3,145
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	1,276	1,253
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	39,484	38,782
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	4,367	4,267
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	19,069	18,593
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	19,541	18,998
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	29,360	28,471
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	13,675	13,261
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	5,834	5,658
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2050	7,959	7,711
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2025	7	6
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2035	92	92
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	310,127	308,102
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	53,589	53,260
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	52,397	51,783
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	11,082	10,945
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	2,542	2,515
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	21,719	21,333
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	10,116	9,936
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	8,820	8,663
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	5,384	5,289
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	3,079	3,024
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	2,184	2,145
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	6,675	6,536
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	10,927	10,655
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	11,238	10,929
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	11,498	11,149
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	7,020	6,807
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2050	53,928	52,244
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2050	4,911	4,759
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2025	71	71
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2025	10	9
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2035	136	135
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	2,329	2,307
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	3,860	3,821
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	18,750	18,416
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	5,711	5,609
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	4,442	4,358
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	2,761	2,709
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	2,405	2,362
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2045	3,490	3,417
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2046	2,151	2,102
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	5,908	5,753
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	14,160	13,731
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	11,195	10,856
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2025	45	45
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2025	9	8
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2042	2,427	2,395
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	12,650	12,410
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	4,306	4,224
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	77,780	75,813
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	13,548	13,193
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	5,870	5,716
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	3,167	3,084
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	2,625	2,549
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	1,448	1,398
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	160,096	155,248
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	7,071	6,857
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	3,281	3,181
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2050	39,585	38,349
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2025	44	44
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2038	11,530	11,412
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	67,037	66,385
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	24,794	24,547
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,770	1,754
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	3,670	3,632
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	3,393	3,322
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	63,399	61,796
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	14,398	14,020
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	8,186	7,972
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	3,559	3,465
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	12,732	12,362
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	23,639	22,916
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2027	150	149
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	14,531	14,445
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,586	5,553
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,613	2,598
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	1,850	1,840
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	25,977	25,720
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	22,690	22,461
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,479	2,456
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,816	1,798
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,742	1,725
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	818	810
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	3,853	3,814
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	11,836	11,710
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	5,622	5,560
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	2,780	2,748
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	2,256	2,231
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	1,624	1,605
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	1,501	1,483
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	10,974	10,765
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	9,218	9,043
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	4,838	4,746
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	4,771	4,680
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	4,688	4,598
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	2,513	2,465
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	96,782	95,060
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	39,693	38,739
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	26,758	25,956
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	217,934	211,333
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	140,379	136,083
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	4,836	4,689
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2050	11,903	11,531
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2029	390	389
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	14,015	13,931
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	6,522	6,482
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	5,146	5,115
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	2,937	2,919
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	29,286	29,081
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	42,132	41,725
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	21,541	21,312
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	33,113	32,712
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	5,200	5,136
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	2,769	2,729
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	14,069	13,802
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2046	3,403	3,321
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	3,971	3,864
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	1,819	1,770
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	50,960	49,432
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2037	1,746	1,766
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2038	1,484	1,502
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2040	1,421	1,440
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2041	2,462	2,495
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	4,232	4,273
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	3,793	3,830
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	2,306	2,329
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	19,494	19,445
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	7,442	7,423
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2051	236,024	235,438
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2035	19,102	19,319
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	69,497	70,427
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	11,332	11,485
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2043	4,925	4,985
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2043	2,445	2,474
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2044	3,976	4,010
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2045	14,144	14,332
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	130,459	132,577
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	13,376	13,138
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2049	48,607	48,426
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2050	23,302	23,215
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	970,088	962,831
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	960,306	952,222
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2033	30,439	30,764
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2034	8,913	9,014
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2035	3,187	3,226
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2039	9,365	9,483
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2039	427	433
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2040	4,615	4,676
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2043	12,385	12,534
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	9,928	10,062
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	1,199	1,210
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2048	9,676	9,667
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	24,435	24,343
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	560,554	556,360
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	345,599	342,581
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2029	1,833	1,849
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2039	2,395	2,427
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2039	986	999
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2043	7,558	7,654
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2043	4,589	4,645
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	42,692	42,653
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	33,418	33,387
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	10,083	9,904
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	9,833	9,824
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	5,635	5,630
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	60,522	60,296
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	18,209	18,130
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	14,200	14,165
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2050	10,702	10,506
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	393,422	390,355
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	5,640	5,702
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2037	27,527	27,843
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2041	159	161
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2047	2,166	2,176
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	79,697	79,624
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	22,055	22,000
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2030	3,873	3,907
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	2,625	2,651
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	1,632	1,652
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	922	934
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2040	1,649	1,670
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2041	3,982	4,036
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2042	2,808	2,842
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	4,061	4,101
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	2,488	2,512
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	2,409	2,432
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	34,498	34,412
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	3,332	3,323
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2050	8,292	8,261
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	18,804	19,026
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	5,492	5,557
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	2,738	2,771
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2038	1,894	1,918
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	16,630	16,850
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	4,606	4,666
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	437	443
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	18,340	18,587
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	9,497	9,622
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	9,309	9,432
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	5,685	5,762
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	5,132	5,201
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	4,933	5,000
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	1,512	1,532
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2042	77,469	78,514
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2047	4,449	4,466
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2048	28,871	28,772
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2049	4,817	4,805
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2049	2,876	2,869
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2030	453	457
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2036	1,291	1,307
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2038	498	504
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2039	471	477
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	1,290	1,307
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	9,472	9,599
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	2,496	2,529
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	4,130	4,182
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2047	2,314	2,323
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048	26,892	26,636
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048	11,356	11,399
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048	10,070	10,077
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2049	67,252	67,085
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2050	18,489	18,408
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	1,509	1,526
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	471	476
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2036	579	587
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2038	350	354
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	35,217	35,601
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	1,631	1,652
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	2,934	2,974
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	15,829	16,042
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	6,392	6,476
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	5,062	5,131
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	25,455	25,006
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	14,546	14,556
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	2,445	2,447
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2049	13,846	13,794
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2030	2,807	2,835
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2034	56,593	57,231
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2034	1,995	2,017
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	38,497	38,926
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	22,391	22,649
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2037	1,837	1,856
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2039	1,618	1,639
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	5,794	5,872
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	3,300	3,344
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	3,408	3,439
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2047	4,632	4,650
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2047	2,698	2,708
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	29,221	29,240
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	4,720	4,716
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2030	908	918
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2033	5,405	5,462
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2039	1,930	1,955
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	3,551	3,596
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	2,628	2,663
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2043	5,015	5,076
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	4,468	4,509
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2047	14,900	14,957
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	157,480	157,335
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	18,340	18,323
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	5,963	5,957
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2049	37,489	37,396
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2025	10	9
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2035	3,512	3,551
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2041	2,608	2,643
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2041	2,197	2,226
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2043	30,012	30,376
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	17,649	17,632
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	15,630	15,615
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	2,982	2,977
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2049	16,200	16,185
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2034	121	125
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	1,162	1,204
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	642	667
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	641	666
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	1,288	1,336
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	1,188	1,233
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	827	860
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	407	423
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2039	587	610
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2039	424	441
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2040	7,993	8,306
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2041	11,709	12,160
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	30,687	31,287
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	20,953	21,364
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	13,339	13,642
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	697	722
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	363	376
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2036	323	335
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2037	2,403	2,491
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	587,814	588,854
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2033	1,456	1,501
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2033	368	379
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2035	187	194
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	27,398	28,412
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	16,547	17,149
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	7,681	7,959
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	907	941
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	345	358
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2038	21,576	22,369
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2039	1,550	1,608
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	3,749,997	3,747,487
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2034	336	347
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	9,432	9,775
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	5,961	6,178
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	1,946	2,017
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	364	377
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2036	13,660	14,174
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037	2,568	2,663
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037	743	771
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2038	808	838
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2038	194	201
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	6,599	6,858
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	5,675	5,899
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	5,571	5,791
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2041	2,467	2,559
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2048	12,104	12,413
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2048	3,566	3,647
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	1,319,715	1,322,049
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2033	532	548
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2034	19,430	20,046
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2034	570	589
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	7,818	8,089
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	4,591	4,749
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	2,613	2,702
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	1,931	2,001
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	6,471	6,715
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	1,208	1,254
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	1,088	1,129
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	4,717	4,891
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	4,160	4,312
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	1,089	1,126
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	876	908
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2039	23,858	24,714
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2041	1,601	1,660
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	11,984	12,448
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	10,975	11,381
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	3,427	3,558
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2049	17,673	18,019
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2035	825	854
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2036	826	856
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	28,903	30,004
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	941	978
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	762	791
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2039	3,258	3,385
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2040	8,579	8,861
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2033	161	166
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2034	14,112	14,574
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2034	675	697
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2036	1,797	1,864
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2038	762	793
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2039	10,266	10,645
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2040	3,674	3,819
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	4,614,880	4,624,482
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2033	4,894	5,041
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2033	2,234	2,301
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2034	3,927	4,051
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2034	907	933
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2035	38,061	39,393
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2036	2,122	2,198
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2037	3,132	3,250
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	5,826	6,056
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	2,713	2,820
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	890	925
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	878	912
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	577	598
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	268	278
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2039	5,268	5,475
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2040	27,114	28,118
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2040	11,495	11,921
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2044	60,721	62,859
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2049	11,401	11,625
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	1,051,023	1,059,779
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2027	1,578	1,589
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	5,504	5,670
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	5,063	5,217
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	2,157	2,213
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2036	144	149
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2037	2,182	2,267
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	7,536	7,828
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	2,000	2,076
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	1,852	1,921
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	333	346
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	4,452	4,628
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	1,173	1,218
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2041	2,526	2,620
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2041	2,314	2,400
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2049	3,081	3,134
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	161,286	163,234
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	1,211,051	1,213,571
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	2,510	2,589
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	1,224	1,261
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	937	966
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	686	707
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2034	38,374	39,650
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2035	13,001	13,467
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2036	3,550	3,672
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	763	791
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	551	572
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2038	369	384
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2039	1,904	1,972
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2039	1,163	1,206
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2041	2,641	2,739
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	768,692	774,855
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2029	2,434	2,478
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	3,638	3,770
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	661	684
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	646	668
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	562	582
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2039	4,677	4,858
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2039	389	404
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2040	2,252	2,337
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	545,408	551,826
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	294,332	294,944
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2034	990	1,023
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2036	10,337	10,657
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	5,408	5,615
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	1,744	1,808
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	816	848
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2038	850	883
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2039	20,433	21,226
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2040	6,797	7,049
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	45,546	47,094
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	14,916	15,500
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	2,873	2,987
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	2,366,545	2,370,729
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.313%, 5.938% 5/1/2034 (b)(c)	2,418	2,448
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.42%, 5.998% 9/1/2033 (b)(c)	6,176	6,243
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.754% 10/1/2033 (b)(c)	293	298
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.369% 7/1/2035 (b)(c)	334	341
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	15,345	16,180
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	15,126	15,977
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	1,339	1,413
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	1,387	1,466
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2033	19,176	19,967
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	5,762	6,017
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	15,564	16,389
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	10,668	11,254
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	250	264
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2032	19,623	20,377
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2032	3,278	3,404
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	8,889	9,287
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	7,234	7,552
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2036	3,966	4,177
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	147	155
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	7,006	7,386
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	4,789	5,056
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,422,906	1,455,091
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,301,983	1,342,987
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	489,028	505,805
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	194,931	201,862
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	6,048	6,381
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	9,425	9,828
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	8,303	8,738
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	5,826	6,136
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	353	371
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	2,701	2,848
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2039	438	463
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	1,240,460	1,277,298
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	3,550	3,702
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2037	717	753
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	5,590	5,905
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	2,082	2,197
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	531,082	541,501
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	702,056	724,441
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	21,563	22,562
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	21,574	22,528
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2036	5,364	5,639
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2039	569	600
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2040	8,750	9,238
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2040	3,942	4,160
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	113,224	118,667
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	21,564	22,750
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2041	2,650	2,795
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	1,898,529	1,935,776
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	9,620	9,990
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2037	2,425	2,556
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2040	4,887	5,162
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2040	4,819	5,088
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	1,106,403	1,138,481
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	785,798	807,108
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	2,222,498	2,265,406
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2037	939	990
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	3,299	3,483
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	2,453	2,591
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	359	379
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	56,343	59,486
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,665,733	1,706,220
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,436,999	1,481,807
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,342,295	1,368,209
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	24,739	25,797
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2039	525	553
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	2,327,149	2,372,077
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2036	11,184	11,758
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	5,546	5,833
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	2,560	2,700
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	1,412	1,489
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	5,051	5,326
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	8,324	8,779
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	3,108	3,281
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	2,597	2,738
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2052	1,006,471	1,029,676
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	397,956	408,002
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	2,651,128	2,702,311
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	778,020	805,198
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2033	728	762
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	2,754	2,871
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2037	651	692
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	294,411	309,610
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2032	634	664
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2036	2,027	2,151
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	19,585	20,767
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	325	346
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	282	300
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2038	359	384
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2039	6,913	7,354
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2036	338	359
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2037	4,229	4,503
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	930,150	970,540
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	3,985	4,155
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	167	174
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2034	2,978	3,136
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	14,000	14,636
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	1,856	1,970
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	895	953
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	230,559	241,464
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	589	623
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	176	187
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	405,484	419,132
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2035	893	943
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2031	159	165
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2038	538	573
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2039	610	648
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	3,263,807	3,393,801
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	1,501,915	1,561,735
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	1,005,989	1,052,815
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2035	3,947	4,156
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2035	2,756	2,894
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2036	367	389
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	745,328	770,239
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	3,914	4,081
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	2,867	2,989
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	1,423	1,486
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	5,658	5,925
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	4,377	4,597
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	1,337	1,410
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2036	632	672
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	1,039,293	1,074,029
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2031	237	246
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2032	206	215
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2032	177	185
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	11,824	12,346
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	11,799	12,330
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	9,308	9,723
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	2,196	2,295
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2037	750	797
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	433,726	454,484
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2032	2,314	2,413
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2032	264	275
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2036	2,206	2,337
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2036	239	248
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	123	129
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	107	112
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	37	39
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	27	29
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	16	16
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	83	87
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	3	2
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	22	22
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	16	15
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	149	156
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2027	33	35
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	19	20
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	1,678	1,754
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	9	8
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	127	127
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	68	71
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	19	20
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	51	53
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	51	51
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	15	14
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	3	2
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2026	237	248
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	7	6
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	16	15
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	9	8
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	132	135
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	125	127
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	23	24
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	114	117
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	43	44
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	58	60
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	1,009	1,062
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	38	39
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	35	37
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2026	11	10
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	77	78
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	21	22
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	25	26
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	24	25
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	10	9
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	20	20
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	263	271
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	24	25
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	569	583
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	102	105
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	17	17
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2028	635	647
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	133	134
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	230	240
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	177	185
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	49	50
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	47	49
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	18	19
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	12	11
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2025	8	7
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	1,691	1,769
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	115	121
Freddie Mac Gold Pool 1.5% 1/1/2036	657,465	582,883
Freddie Mac Gold Pool 1.5% 1/1/2037	30,405	26,908
Freddie Mac Gold Pool 1.5% 10/1/2035	1,106,042	980,574
Freddie Mac Gold Pool 1.5% 10/1/2036	35,287	31,229
Freddie Mac Gold Pool 1.5% 10/1/2036	29,025	25,587
Freddie Mac Gold Pool 1.5% 11/1/2035	2,809,645	2,490,923
Freddie Mac Gold Pool 1.5% 11/1/2035	28,686	25,432
Freddie Mac Gold Pool 1.5% 11/1/2036	93,773	82,989
Freddie Mac Gold Pool 1.5% 11/1/2036	25,569	22,541
Freddie Mac Gold Pool 1.5% 11/1/2036	25,316	22,397
Freddie Mac Gold Pool 1.5% 11/1/2036	21,163	18,769
Freddie Mac Gold Pool 1.5% 12/1/2035	582,035	516,010
Freddie Mac Gold Pool 1.5% 12/1/2036	92,509	81,870
Freddie Mac Gold Pool 1.5% 12/1/2040	24,622	20,394
Freddie Mac Gold Pool 1.5% 12/1/2050	491,545	372,256
Freddie Mac Gold Pool 1.5% 2/1/2036	645,646	572,405
Freddie Mac Gold Pool 1.5% 2/1/2041	42,095	34,812
Freddie Mac Gold Pool 1.5% 3/1/2036	257,804	227,753
Freddie Mac Gold Pool 1.5% 3/1/2041	42,796	35,365
Freddie Mac Gold Pool 1.5% 4/1/2041	43,433	35,866
Freddie Mac Gold Pool 1.5% 5/1/2036	24,161	21,300
Freddie Mac Gold Pool 1.5% 7/1/2035	81,085	72,064
Freddie Mac Gold Pool 1.5% 8/1/2035	2,382,397	2,117,352
Freddie Mac Gold Pool 1.5% 9/1/2050	1,072,447	812,184
Freddie Mac Gold Pool 2% 1/1/2036	17,848	16,207
Freddie Mac Gold Pool 2% 1/1/2051	18,020	14,415
Freddie Mac Gold Pool 2% 1/1/2052	81,928	65,282
Freddie Mac Gold Pool 2% 1/1/2052	67,685	53,932
Freddie Mac Gold Pool 2% 10/1/2035	13,305	12,149
Freddie Mac Gold Pool 2% 10/1/2050	195,092	156,063
Freddie Mac Gold Pool 2% 10/1/2051	552,699	444,893
Freddie Mac Gold Pool 2% 10/1/2051	212,239	171,570
Freddie Mac Gold Pool 2% 11/1/2041	99,588	84,947
Freddie Mac Gold Pool 2% 11/1/2050	363,955	291,144
Freddie Mac Gold Pool 2% 11/1/2050	18,152	14,521
Freddie Mac Gold Pool 2% 11/1/2050	17,091	13,672
Freddie Mac Gold Pool 2% 11/1/2051	410,371	328,659
Freddie Mac Gold Pool 2% 11/1/2051	321,557	258,434
Freddie Mac Gold Pool 2% 11/1/2051	179,358	142,916
Freddie Mac Gold Pool 2% 11/1/2051	60,811	48,455
Freddie Mac Gold Pool 2% 11/1/2051	24,316	19,376
Freddie Mac Gold Pool 2% 12/1/2035	494,637	449,176
Freddie Mac Gold Pool 2% 12/1/2035	69,512	63,124
Freddie Mac Gold Pool 2% 12/1/2035	54,639	49,942
Freddie Mac Gold Pool 2% 12/1/2051	481,289	383,501
Freddie Mac Gold Pool 2% 12/1/2051	53,565	42,899
Freddie Mac Gold Pool 2% 12/1/2051	40,012	31,882
Freddie Mac Gold Pool 2% 2/1/2035	11,984	10,968
Freddie Mac Gold Pool 2% 2/1/2036	72,493	65,921
Freddie Mac Gold Pool 2% 2/1/2036	53,317	48,717
Freddie Mac Gold Pool 2% 2/1/2036	18,989	17,321
Freddie Mac Gold Pool 2% 2/1/2042	110,433	93,655
Freddie Mac Gold Pool 2% 2/1/2051	1,137,589	910,009
Freddie Mac Gold Pool 2% 2/1/2051	29,226	23,379
Freddie Mac Gold Pool 2% 2/1/2052	2,056,563	1,638,711
Freddie Mac Gold Pool 2% 3/1/2041	173,736	149,829
Freddie Mac Gold Pool 2% 3/1/2051	1,900,099	1,517,600
Freddie Mac Gold Pool 2% 3/1/2051	503,631	402,877
Freddie Mac Gold Pool 2% 3/1/2051	100,929	80,611
Freddie Mac Gold Pool 2% 4/1/2042	1,491,311	1,280,230
Freddie Mac Gold Pool 2% 4/1/2051	378,283	302,132
Freddie Mac Gold Pool 2% 4/1/2051	118,597	94,723
Freddie Mac Gold Pool 2% 4/1/2052	994,472	799,252
Freddie Mac Gold Pool 2% 4/1/2052	187,624	150,851
Freddie Mac Gold Pool 2% 5/1/2051	1,908,322	1,524,168
Freddie Mac Gold Pool 2% 5/1/2051	195,221	156,349
Freddie Mac Gold Pool 2% 5/1/2051	176,614	141,061
Freddie Mac Gold Pool 2% 5/1/2051	82,294	65,908
Freddie Mac Gold Pool 2% 5/1/2051	44,274	35,721
Freddie Mac Gold Pool 2% 6/1/2035	38,537	35,224
Freddie Mac Gold Pool 2% 6/1/2040	28,409	24,487
Freddie Mac Gold Pool 2% 6/1/2050	15,254,977	12,226,981
Freddie Mac Gold Pool 2% 6/1/2052	143,065	114,266
Freddie Mac Gold Pool 2% 7/1/2041	1,918,183	1,649,108
Freddie Mac Gold Pool 2% 7/1/2050	21,936	17,582
Freddie Mac Gold Pool 2% 7/1/2050	13,441	10,773
Freddie Mac Gold Pool 2% 7/1/2051	25,127	20,273
Freddie Mac Gold Pool 2% 8/1/2036	41,818	37,909
Freddie Mac Gold Pool 2% 8/1/2051	156,980	125,575
Freddie Mac Gold Pool 2% 8/1/2051	54,247	43,310
Freddie Mac Gold Pool 2% 8/1/2052	214,430	170,863
Freddie Mac Gold Pool 2% 9/1/2050	1,600,150	1,280,032
Freddie Mac Gold Pool 2% 9/1/2050	36,154	28,921
Freddie Mac Gold Pool 2% 9/1/2051	396,034	320,271
Freddie Mac Gold Pool 2.5% 1/1/2031	21,577	20,761
Freddie Mac Gold Pool 2.5% 1/1/2035	23,333	21,864
Freddie Mac Gold Pool 2.5% 1/1/2040	62,811	56,040
Freddie Mac Gold Pool 2.5% 1/1/2042	481,388	422,354
Freddie Mac Gold Pool 2.5% 1/1/2051	24,255	20,636
Freddie Mac Gold Pool 2.5% 1/1/2052	1,338,531	1,123,350
Freddie Mac Gold Pool 2.5% 10/1/2029	14,584	14,136
Freddie Mac Gold Pool 2.5% 10/1/2029	8,182	7,934
Freddie Mac Gold Pool 2.5% 10/1/2032	62,792	59,893
Freddie Mac Gold Pool 2.5% 10/1/2034	19,316	18,142
Freddie Mac Gold Pool 2.5% 10/1/2041	237,662	208,887
Freddie Mac Gold Pool 2.5% 10/1/2049	34,552	29,009
Freddie Mac Gold Pool 2.5% 10/1/2050	3,023,907	2,558,576
Freddie Mac Gold Pool 2.5% 11/1/2031	164,897	157,814
Freddie Mac Gold Pool 2.5% 11/1/2034	10,186	9,567
Freddie Mac Gold Pool 2.5% 11/1/2041 (j)	1,977,830	1,740,843
Freddie Mac Gold Pool 2.5% 11/1/2041	158,825	139,646
Freddie Mac Gold Pool 2.5% 11/1/2041	111,209	97,883
Freddie Mac Gold Pool 2.5% 11/1/2049	17,796	14,941
Freddie Mac Gold Pool 2.5% 11/1/2050	2,453,665	2,072,250
Freddie Mac Gold Pool 2.5% 11/1/2050	213,863	180,886
Freddie Mac Gold Pool 2.5% 12/1/2029	19,276	18,675
Freddie Mac Gold Pool 2.5% 12/1/2032	48,626	46,285
Freddie Mac Gold Pool 2.5% 12/1/2034	5,710	5,363
Freddie Mac Gold Pool 2.5% 12/1/2049	748,311	628,247
Freddie Mac Gold Pool 2.5% 12/1/2049	70,208	58,944
Freddie Mac Gold Pool 2.5% 12/1/2050	191,235	161,747
Freddie Mac Gold Pool 2.5% 12/1/2051	402,155	337,505
Freddie Mac Gold Pool 2.5% 12/1/2051	386,208	322,070
Freddie Mac Gold Pool 2.5% 2/1/2030	29,350	28,425
Freddie Mac Gold Pool 2.5% 2/1/2032	9,797	9,382
Freddie Mac Gold Pool 2.5% 2/1/2033	64,543	61,477
Freddie Mac Gold Pool 2.5% 2/1/2035	53,499	50,131
Freddie Mac Gold Pool 2.5% 2/1/2042	375,500	332,971
Freddie Mac Gold Pool 2.5% 2/1/2051	474,204	397,823
Freddie Mac Gold Pool 2.5% 2/1/2051	225,630	190,839
Freddie Mac Gold Pool 2.5% 3/1/2028	28,050	27,434
Freddie Mac Gold Pool 2.5% 3/1/2032	325,567	311,383
Freddie Mac Gold Pool 2.5% 3/1/2033	85,610	81,540
Freddie Mac Gold Pool 2.5% 3/1/2033	7,745	7,384
Freddie Mac Gold Pool 2.5% 3/1/2035	20,453	19,165
Freddie Mac Gold Pool 2.5% 3/1/2050	597,709	501,248
Freddie Mac Gold Pool 2.5% 3/1/2051	450,139	377,634
Freddie Mac Gold Pool 2.5% 3/1/2052	26,640	22,374
Freddie Mac Gold Pool 2.5% 4/1/2031	80,128	76,986
Freddie Mac Gold Pool 2.5% 4/1/2033	29,246	27,816
Freddie Mac Gold Pool 2.5% 4/1/2035	19,971	18,658
Freddie Mac Gold Pool 2.5% 4/1/2040	104,316	92,871
Freddie Mac Gold Pool 2.5% 4/1/2042	103,613	91,004
Freddie Mac Gold Pool 2.5% 4/1/2047	904,213	761,113
Freddie Mac Gold Pool 2.5% 5/1/2035	164,311	153,504
Freddie Mac Gold Pool 2.5% 5/1/2041	803,926	714,478
Freddie Mac Gold Pool 2.5% 5/1/2051	216,995	183,332
Freddie Mac Gold Pool 2.5% 6/1/2030	12,615	12,187
Freddie Mac Gold Pool 2.5% 6/1/2040	186,067	165,447
Freddie Mac Gold Pool 2.5% 6/1/2041	122,412	107,859
Freddie Mac Gold Pool 2.5% 6/1/2050	179,961	151,256
Freddie Mac Gold Pool 2.5% 6/1/2050	105,930	89,033
Freddie Mac Gold Pool 2.5% 6/1/2050	86,036	72,313
Freddie Mac Gold Pool 2.5% 7/1/2030	228,689	220,822
Freddie Mac Gold Pool 2.5% 7/1/2031	5,012	4,813
Freddie Mac Gold Pool 2.5% 7/1/2035	58,289	54,455
Freddie Mac Gold Pool 2.5% 7/1/2040	27,378	24,329
Freddie Mac Gold Pool 2.5% 8/1/2031	67,847	65,096
Freddie Mac Gold Pool 2.5% 8/1/2031	8,436	8,094
Freddie Mac Gold Pool 2.5% 8/1/2035	672,301	626,403
Freddie Mac Gold Pool 2.5% 8/1/2041	93,757	82,611
Freddie Mac Gold Pool 2.5% 8/1/2050	937,473	790,574
Freddie Mac Gold Pool 2.5% 8/1/2050	230,933	195,396
Freddie Mac Gold Pool 2.5% 9/1/2031	46,979	45,053
Freddie Mac Gold Pool 2.5% 9/1/2035	670,428	624,658
Freddie Mac Gold Pool 2.5% 9/1/2041	202,868	179,955
Freddie Mac Gold Pool 3% 1/1/2027	2,650	2,617
Freddie Mac Gold Pool 3% 1/1/2028	1,866	1,838
Freddie Mac Gold Pool 3% 1/1/2031	1,400	1,364
Freddie Mac Gold Pool 3% 1/1/2033	31,693	30,611
Freddie Mac Gold Pool 3% 1/1/2033	11,501	11,096
Freddie Mac Gold Pool 3% 1/1/2034	19,368	18,632
Freddie Mac Gold Pool 3% 1/1/2040	29,106	26,691
Freddie Mac Gold Pool 3% 1/1/2043	41,920	38,009
Freddie Mac Gold Pool 3% 1/1/2043	24,162	21,982
Freddie Mac Gold Pool 3% 1/1/2043	5,368	4,857
Freddie Mac Gold Pool 3% 1/1/2044	75,566	68,415
Freddie Mac Gold Pool 3% 1/1/2045	36,847	33,049
Freddie Mac Gold Pool 3% 1/1/2047	1,576,222	1,403,389
Freddie Mac Gold Pool 3% 1/1/2048	32,996	29,223
Freddie Mac Gold Pool 3% 1/1/2051	65,341	57,203
Freddie Mac Gold Pool 3% 1/1/2052	366,573	320,573
Freddie Mac Gold Pool 3% 1/1/2052	301,366	262,795
Freddie Mac Gold Pool 3% 1/1/2052	137,279	120,052
Freddie Mac Gold Pool 3% 1/1/2052	36,662	31,969
Freddie Mac Gold Pool 3% 1/1/2052	34,750	30,140
Freddie Mac Gold Pool 3% 10/1/2026	1,169	1,154
Freddie Mac Gold Pool 3% 10/1/2027	1,242	1,223
Freddie Mac Gold Pool 3% 10/1/2028	34,995	34,334
Freddie Mac Gold Pool 3% 10/1/2028	27,094	26,582
Freddie Mac Gold Pool 3% 10/1/2028	4,191	4,106
Freddie Mac Gold Pool 3% 10/1/2028	3,844	3,788
Freddie Mac Gold Pool 3% 10/1/2028	460	453
Freddie Mac Gold Pool 3% 10/1/2029	4,743	4,638
Freddie Mac Gold Pool 3% 10/1/2029	3,412	3,338
Freddie Mac Gold Pool 3% 10/1/2030	18,624	18,153
Freddie Mac Gold Pool 3% 10/1/2030	8,219	7,998
Freddie Mac Gold Pool 3% 10/1/2030	5,349	5,207
Freddie Mac Gold Pool 3% 10/1/2032	4,057	3,926
Freddie Mac Gold Pool 3% 10/1/2039	9,699	8,994
Freddie Mac Gold Pool 3% 10/1/2039	9,521	8,746
Freddie Mac Gold Pool 3% 10/1/2042	36,729	33,299
Freddie Mac Gold Pool 3% 10/1/2042	21,448	19,435
Freddie Mac Gold Pool 3% 10/1/2042	3,857	3,501
Freddie Mac Gold Pool 3% 10/1/2043	35,751	32,419
Freddie Mac Gold Pool 3% 10/1/2047	42,446	37,672
Freddie Mac Gold Pool 3% 10/1/2048	20,449	18,049
Freddie Mac Gold Pool 3% 10/1/2049	330,605	289,945
Freddie Mac Gold Pool 3% 10/1/2050	322,841	282,833
Freddie Mac Gold Pool 3% 10/1/2051	65,004	56,847
Freddie Mac Gold Pool 3% 11/1/2030	50,654	49,642
Freddie Mac Gold Pool 3% 11/1/2032	11,433	11,077
Freddie Mac Gold Pool 3% 11/1/2032	4,335	4,194
Freddie Mac Gold Pool 3% 11/1/2042	29,740	27,353
Freddie Mac Gold Pool 3% 11/1/2042	7,589	6,858
Freddie Mac Gold Pool 3% 11/1/2042	7,146	6,501
Freddie Mac Gold Pool 3% 11/1/2042	5,125	4,656
Freddie Mac Gold Pool 3% 11/1/2048	70,582	62,298
Freddie Mac Gold Pool 3% 11/1/2050	79,268	69,296
Freddie Mac Gold Pool 3% 11/1/2051	281,674	246,328
Freddie Mac Gold Pool 3% 11/1/2051	60,735	53,018
Freddie Mac Gold Pool 3% 11/1/2051	20,054	17,537
Freddie Mac Gold Pool 3% 12/1/2029	51,245	50,089
Freddie Mac Gold Pool 3% 12/1/2030	34,301	33,361
Freddie Mac Gold Pool 3% 12/1/2032	28,448	27,499
Freddie Mac Gold Pool 3% 12/1/2032	24,408	23,622
Freddie Mac Gold Pool 3% 12/1/2032	23,520	22,750
Freddie Mac Gold Pool 3% 12/1/2032	5,765	5,575
Freddie Mac Gold Pool 3% 12/1/2042	759,584	692,258
Freddie Mac Gold Pool 3% 12/1/2042	5,306	4,813
Freddie Mac Gold Pool 3% 12/1/2044	5,685	5,076
Freddie Mac Gold Pool 3% 12/1/2046	496,088	441,692
Freddie Mac Gold Pool 3% 12/1/2047	9,193	8,142
Freddie Mac Gold Pool 3% 12/1/2050	650,429	568,606
Freddie Mac Gold Pool 3% 2/1/2027	1,835	1,812
Freddie Mac Gold Pool 3% 2/1/2030	4,228	4,132
Freddie Mac Gold Pool 3% 2/1/2030	3,702	3,619
Freddie Mac Gold Pool 3% 2/1/2030	2,894	2,834
Freddie Mac Gold Pool 3% 2/1/2033	66,924	64,733
Freddie Mac Gold Pool 3% 2/1/2033	33,106	32,230
Freddie Mac Gold Pool 3% 2/1/2038	22,175	20,667
Freddie Mac Gold Pool 3% 2/1/2040	185,714	170,303
Freddie Mac Gold Pool 3% 2/1/2043	69,046	62,965
Freddie Mac Gold Pool 3% 2/1/2043	39,061	35,355
Freddie Mac Gold Pool 3% 2/1/2043	30,716	27,947
Freddie Mac Gold Pool 3% 2/1/2043	21,268	19,271
Freddie Mac Gold Pool 3% 2/1/2043	13,719	12,548
Freddie Mac Gold Pool 3% 2/1/2043	11,128	10,084
Freddie Mac Gold Pool 3% 2/1/2043	6,926	6,309
Freddie Mac Gold Pool 3% 2/1/2043	5,509	5,004
Freddie Mac Gold Pool 3% 2/1/2047	145,366	129,200
Freddie Mac Gold Pool 3% 2/1/2047	140,243	124,646
Freddie Mac Gold Pool 3% 2/1/2049	10,854	9,566
Freddie Mac Gold Pool 3% 3/1/2027	6,374	6,290
Freddie Mac Gold Pool 3% 3/1/2027	1,714	1,691
Freddie Mac Gold Pool 3% 3/1/2032	101,854	98,775
Freddie Mac Gold Pool 3% 3/1/2033	19,840	19,179
Freddie Mac Gold Pool 3% 3/1/2033	5,359	5,184
Freddie Mac Gold Pool 3% 3/1/2040	106,821	97,956
Freddie Mac Gold Pool 3% 3/1/2040	10,596	9,717
Freddie Mac Gold Pool 3% 3/1/2043	19,686	17,954
Freddie Mac Gold Pool 3% 3/1/2043	18,864	17,122
Freddie Mac Gold Pool 3% 3/1/2043	11,786	10,668
Freddie Mac Gold Pool 3% 3/1/2043	3,553	3,217
Freddie Mac Gold Pool 3% 3/1/2045	30,634	27,380
Freddie Mac Gold Pool 3% 3/1/2045	29,863	26,692
Freddie Mac Gold Pool 3% 3/1/2045	17,792	15,903
Freddie Mac Gold Pool 3% 3/1/2047	322,281	286,439
Freddie Mac Gold Pool 3% 3/1/2048	7,228	6,393
Freddie Mac Gold Pool 3% 3/1/2050	599,296	525,029
Freddie Mac Gold Pool 3% 3/1/2052	183,107	159,672
Freddie Mac Gold Pool 3% 4/1/2027	2,016	1,989
Freddie Mac Gold Pool 3% 4/1/2027	635	626
Freddie Mac Gold Pool 3% 4/1/2028	4,416	4,341
Freddie Mac Gold Pool 3% 4/1/2030	4,669	4,557
Freddie Mac Gold Pool 3% 4/1/2033	9,347	9,033
Freddie Mac Gold Pool 3% 4/1/2034	48,567	46,660
Freddie Mac Gold Pool 3% 4/1/2039	14,657	13,532
Freddie Mac Gold Pool 3% 4/1/2040	19,775	18,097
Freddie Mac Gold Pool 3% 4/1/2043	65,916	59,748
Freddie Mac Gold Pool 3% 4/1/2045	22,650	20,322
Freddie Mac Gold Pool 3% 4/1/2046	8,519	7,617
Freddie Mac Gold Pool 3% 4/1/2046	7,063	6,315
Freddie Mac Gold Pool 3% 4/1/2047	9,373	8,331
Freddie Mac Gold Pool 3% 4/1/2050	599,412	525,130
Freddie Mac Gold Pool 3% 4/1/2051	124,046	107,705
Freddie Mac Gold Pool 3% 5/1/2028	1,625	1,597
Freddie Mac Gold Pool 3% 5/1/2029	1,078	1,061
Freddie Mac Gold Pool 3% 5/1/2032	109,800	106,417
Freddie Mac Gold Pool 3% 5/1/2043	164,097	148,446
Freddie Mac Gold Pool 3% 5/1/2043	24,826	22,469
Freddie Mac Gold Pool 3% 5/1/2043	23,819	21,636
Freddie Mac Gold Pool 3% 5/1/2043	13,371	12,104
Freddie Mac Gold Pool 3% 5/1/2043	8,013	7,217
Freddie Mac Gold Pool 3% 5/1/2043	7,230	6,565
Freddie Mac Gold Pool 3% 5/1/2045	54,656	48,851
Freddie Mac Gold Pool 3% 5/1/2045	4,633	4,148
Freddie Mac Gold Pool 3% 5/1/2046	132,274	118,266
Freddie Mac Gold Pool 3% 5/1/2046	21,217	18,970
Freddie Mac Gold Pool 3% 5/1/2048	22,608	19,976
Freddie Mac Gold Pool 3% 5/1/2051	272,803	238,825
Freddie Mac Gold Pool 3% 5/1/2051	24,998	21,869
Freddie Mac Gold Pool 3% 5/1/2052	1,012,945	882,036
Freddie Mac Gold Pool 3% 6/1/2027	1,309	1,290
Freddie Mac Gold Pool 3% 6/1/2028	3,876	3,811
Freddie Mac Gold Pool 3% 6/1/2028	1,985	1,948
Freddie Mac Gold Pool 3% 6/1/2030	24,352	23,758
Freddie Mac Gold Pool 3% 6/1/2031	9,111	8,861
Freddie Mac Gold Pool 3% 6/1/2043	81,887	74,246
Freddie Mac Gold Pool 3% 6/1/2043	14,357	13,073
Freddie Mac Gold Pool 3% 6/1/2043	14,304	12,963
Freddie Mac Gold Pool 3% 6/1/2043	10,278	9,320
Freddie Mac Gold Pool 3% 6/1/2043	9,906	8,962
Freddie Mac Gold Pool 3% 6/1/2043	6,710	6,066
Freddie Mac Gold Pool 3% 6/1/2045	145,291	129,859
Freddie Mac Gold Pool 3% 6/1/2045	15,266	13,731
Freddie Mac Gold Pool 3% 6/1/2045	6,352	5,697
Freddie Mac Gold Pool 3% 6/1/2046	129,924	116,165
Freddie Mac Gold Pool 3% 6/1/2052	607,027	529,336
Freddie Mac Gold Pool 3% 7/1/2029	16,011	15,678
Freddie Mac Gold Pool 3% 7/1/2032	49,459	48,090
Freddie Mac Gold Pool 3% 7/1/2032	21,046	20,367
Freddie Mac Gold Pool 3% 7/1/2042	45,461	41,315
Freddie Mac Gold Pool 3% 7/1/2043	327,457	296,006
Freddie Mac Gold Pool 3% 7/1/2043	19,015	17,208
Freddie Mac Gold Pool 3% 7/1/2043	18,645	16,944
Freddie Mac Gold Pool 3% 7/1/2043	16,830	15,233
Freddie Mac Gold Pool 3% 7/1/2043	8,192	7,381
Freddie Mac Gold Pool 3% 7/1/2043	6,149	5,571
Freddie Mac Gold Pool 3% 7/1/2045	232,415	207,729
Freddie Mac Gold Pool 3% 7/1/2045	10,522	9,421
Freddie Mac Gold Pool 3% 7/1/2045	4,835	4,329
Freddie Mac Gold Pool 3% 7/1/2048	16,886	14,920
Freddie Mac Gold Pool 3% 8/1/2028	2,421	2,376
Freddie Mac Gold Pool 3% 8/1/2030	40,243	39,248
Freddie Mac Gold Pool 3% 8/1/2032	80,523	77,973
Freddie Mac Gold Pool 3% 8/1/2042	3,091	2,801
Freddie Mac Gold Pool 3% 8/1/2043	9,966	8,997
Freddie Mac Gold Pool 3% 8/1/2045	7,540	6,763
Freddie Mac Gold Pool 3% 8/1/2047	5,136	4,558
Freddie Mac Gold Pool 3% 9/1/2028	3,183	3,124
Freddie Mac Gold Pool 3% 9/1/2028	1,540	1,511
Freddie Mac Gold Pool 3% 9/1/2029	2,571	2,511
Freddie Mac Gold Pool 3% 9/1/2030	23,360	22,767
Freddie Mac Gold Pool 3% 9/1/2032	12,199	11,789
Freddie Mac Gold Pool 3% 9/1/2042	6,279	5,701
Freddie Mac Gold Pool 3% 9/1/2043	33,937	30,653
Freddie Mac Gold Pool 3% 9/1/2043	9,706	8,741
Freddie Mac Gold Pool 3% 9/1/2043	7,974	7,203
Freddie Mac Gold Pool 3% 9/1/2043	6,109	5,532
Freddie Mac Gold Pool 3% 9/1/2043	3,796	3,421
Freddie Mac Gold Pool 3% 9/1/2046	117,515	105,989
Freddie Mac Gold Pool 3% 9/1/2050	71,061	62,255
Freddie Mac Gold Pool 3% 9/1/2051	243,752	213,469
Freddie Mac Gold Pool 3% 9/1/2051	200,000	173,902
Freddie Mac Gold Pool 3% 9/1/2051	21,395	18,710
Freddie Mac Gold Pool 3.5% 1/1/2029	2,373	2,343
Freddie Mac Gold Pool 3.5% 1/1/2031	3,748	3,687
Freddie Mac Gold Pool 3.5% 1/1/2044	273,011	254,679
Freddie Mac Gold Pool 3.5% 1/1/2044	48,008	44,835
Freddie Mac Gold Pool 3.5% 1/1/2045	15,715	14,603
Freddie Mac Gold Pool 3.5% 1/1/2046	7,704	7,099
Freddie Mac Gold Pool 3.5% 10/1/2033	60,563	59,195
Freddie Mac Gold Pool 3.5% 10/1/2040	4,465	4,143
Freddie Mac Gold Pool 3.5% 10/1/2042	27,128	25,336
Freddie Mac Gold Pool 3.5% 10/1/2042	9,152	8,538
Freddie Mac Gold Pool 3.5% 10/1/2042	4,751	4,441
Freddie Mac Gold Pool 3.5% 10/1/2045	147,889	136,274
Freddie Mac Gold Pool 3.5% 10/1/2047	9,543	8,728
Freddie Mac Gold Pool 3.5% 10/1/2047	9,070	8,386
Freddie Mac Gold Pool 3.5% 10/1/2049	427,467	391,515
Freddie Mac Gold Pool 3.5% 11/1/2033	4,985	4,856
Freddie Mac Gold Pool 3.5% 11/1/2040	9,348	8,672
Freddie Mac Gold Pool 3.5% 11/1/2044	10,446	9,684
Freddie Mac Gold Pool 3.5% 11/1/2045	222,692	205,689
Freddie Mac Gold Pool 3.5% 11/1/2047	61,883	57,220
Freddie Mac Gold Pool 3.5% 11/1/2047	6,261	5,726
Freddie Mac Gold Pool 3.5% 11/1/2048	5,933	5,432
Freddie Mac Gold Pool 3.5% 12/1/2033	41,241	40,215
Freddie Mac Gold Pool 3.5% 12/1/2040	9,143	8,482
Freddie Mac Gold Pool 3.5% 12/1/2042	6,575	6,131
Freddie Mac Gold Pool 3.5% 12/1/2042	4,160	3,884
Freddie Mac Gold Pool 3.5% 12/1/2044	52,338	48,905
Freddie Mac Gold Pool 3.5% 12/1/2045	72,934	67,206
Freddie Mac Gold Pool 3.5% 12/1/2046	17,130	15,720
Freddie Mac Gold Pool 3.5% 12/1/2047	90,383	82,663
Freddie Mac Gold Pool 3.5% 12/1/2047	35,350	32,331
Freddie Mac Gold Pool 3.5% 12/1/2047	15,774	14,586
Freddie Mac Gold Pool 3.5% 2/1/2034	1,113,232	1,086,102
Freddie Mac Gold Pool 3.5% 2/1/2034	55,967	54,309
Freddie Mac Gold Pool 3.5% 2/1/2042	101,377	94,830
Freddie Mac Gold Pool 3.5% 2/1/2043	408,924	381,671
Freddie Mac Gold Pool 3.5% 2/1/2043	46,262	42,956
Freddie Mac Gold Pool 3.5% 2/1/2043	23,312	21,810
Freddie Mac Gold Pool 3.5% 2/1/2043	9,561	8,993
Freddie Mac Gold Pool 3.5% 2/1/2043	5,112	4,783
Freddie Mac Gold Pool 3.5% 2/1/2044	34,431	32,084
Freddie Mac Gold Pool 3.5% 2/1/2044	21,987	20,523
Freddie Mac Gold Pool 3.5% 2/1/2045	191,705	177,567
Freddie Mac Gold Pool 3.5% 2/1/2045	34,682	32,093
Freddie Mac Gold Pool 3.5% 2/1/2052	140,712	128,174
Freddie Mac Gold Pool 3.5% 3/1/2032	106,838	104,637
Freddie Mac Gold Pool 3.5% 3/1/2032	3,026	2,968
Freddie Mac Gold Pool 3.5% 3/1/2045	39,265	36,206
Freddie Mac Gold Pool 3.5% 3/1/2045	13,920	12,891
Freddie Mac Gold Pool 3.5% 3/1/2045	3,772	3,484
Freddie Mac Gold Pool 3.5% 3/1/2046	252,742	232,655
Freddie Mac Gold Pool 3.5% 3/1/2050	1,496,549	1,375,826
Freddie Mac Gold Pool 3.5% 3/1/2050	15,579	14,176
Freddie Mac Gold Pool 3.5% 3/1/2052	191,142	173,572
Freddie Mac Gold Pool 3.5% 4/1/2028	4,247	4,197
Freddie Mac Gold Pool 3.5% 4/1/2033	5,968	5,837
Freddie Mac Gold Pool 3.5% 4/1/2034	3,863	3,766
Freddie Mac Gold Pool 3.5% 4/1/2040	11,081	10,287
Freddie Mac Gold Pool 3.5% 4/1/2042	187,238	175,122
Freddie Mac Gold Pool 3.5% 4/1/2042	10,180	9,534
Freddie Mac Gold Pool 3.5% 4/1/2042	4,135	3,867
Freddie Mac Gold Pool 3.5% 4/1/2043	178,548	166,502
Freddie Mac Gold Pool 3.5% 4/1/2043	39,164	36,534
Freddie Mac Gold Pool 3.5% 4/1/2043	19,175	17,900
Freddie Mac Gold Pool 3.5% 4/1/2046	168,830	155,412
Freddie Mac Gold Pool 3.5% 4/1/2046	109,399	101,046
Freddie Mac Gold Pool 3.5% 4/1/2046	59,000	54,311
Freddie Mac Gold Pool 3.5% 4/1/2052	414,148	379,575
Freddie Mac Gold Pool 3.5% 5/1/2032	20,213	19,886
Freddie Mac Gold Pool 3.5% 5/1/2034	48,531	47,259
Freddie Mac Gold Pool 3.5% 5/1/2039	7,225	6,830
Freddie Mac Gold Pool 3.5% 5/1/2040	22,933	21,289
Freddie Mac Gold Pool 3.5% 5/1/2042	6,726	6,280
Freddie Mac Gold Pool 3.5% 5/1/2043	73,576	68,383
Freddie Mac Gold Pool 3.5% 5/1/2043	70,039	65,175
Freddie Mac Gold Pool 3.5% 5/1/2043	7,563	7,045
Freddie Mac Gold Pool 3.5% 5/1/2043	7,222	6,722
Freddie Mac Gold Pool 3.5% 5/1/2045	148,189	136,643
Freddie Mac Gold Pool 3.5% 5/1/2045	91,865	84,708
Freddie Mac Gold Pool 3.5% 5/1/2046	97,530	90,114
Freddie Mac Gold Pool 3.5% 5/1/2046	68,528	63,295
Freddie Mac Gold Pool 3.5% 5/1/2046	8,900	8,193
Freddie Mac Gold Pool 3.5% 5/1/2048	3,580	3,284
Freddie Mac Gold Pool 3.5% 6/1/2032	507,057	496,316
Freddie Mac Gold Pool 3.5% 6/1/2038	3,779	3,588
Freddie Mac Gold Pool 3.5% 6/1/2039	63,020	59,571
Freddie Mac Gold Pool 3.5% 6/1/2040	19,854	18,431
Freddie Mac Gold Pool 3.5% 6/1/2045	177,821	163,966
Freddie Mac Gold Pool 3.5% 6/1/2045	28,269	26,066
Freddie Mac Gold Pool 3.5% 6/1/2048	2,772	2,535
Freddie Mac Gold Pool 3.5% 7/1/2029	27,787	27,435
Freddie Mac Gold Pool 3.5% 7/1/2032	24,749	24,236
Freddie Mac Gold Pool 3.5% 7/1/2034	5,269	5,126
Freddie Mac Gold Pool 3.5% 7/1/2039	11,347	10,708
Freddie Mac Gold Pool 3.5% 7/1/2040	2,853	2,648
Freddie Mac Gold Pool 3.5% 7/1/2042	509,795	475,875
Freddie Mac Gold Pool 3.5% 7/1/2042	13,416	12,559
Freddie Mac Gold Pool 3.5% 7/1/2045	267,553	246,707
Freddie Mac Gold Pool 3.5% 7/1/2046	937,298	867,840
Freddie Mac Gold Pool 3.5% 7/1/2047	151,441	140,076
Freddie Mac Gold Pool 3.5% 7/1/2051	323,631	293,681
Freddie Mac Gold Pool 3.5% 8/1/2032	50,837	49,783
Freddie Mac Gold Pool 3.5% 8/1/2034	81,367	79,201
Freddie Mac Gold Pool 3.5% 8/1/2034	37,724	36,700
Freddie Mac Gold Pool 3.5% 8/1/2039	20,098	18,966
Freddie Mac Gold Pool 3.5% 8/1/2040	12,984	12,054
Freddie Mac Gold Pool 3.5% 8/1/2042	80,216	74,933
Freddie Mac Gold Pool 3.5% 8/1/2042	6,985	6,511
Freddie Mac Gold Pool 3.5% 8/1/2042	2,111	1,973
Freddie Mac Gold Pool 3.5% 8/1/2043	27,704	25,795
Freddie Mac Gold Pool 3.5% 8/1/2043	9,641	8,975
Freddie Mac Gold Pool 3.5% 8/1/2043	3,072	2,850
Freddie Mac Gold Pool 3.5% 8/1/2045	137,182	126,407
Freddie Mac Gold Pool 3.5% 8/1/2045	3,214	2,961
Freddie Mac Gold Pool 3.5% 8/1/2046	289,316	265,960
Freddie Mac Gold Pool 3.5% 8/1/2047	232,023	214,612
Freddie Mac Gold Pool 3.5% 8/1/2047	27,379	25,324
Freddie Mac Gold Pool 3.5% 8/1/2047	18,456	17,071
Freddie Mac Gold Pool 3.5% 8/1/2047	4,993	4,582
Freddie Mac Gold Pool 3.5% 9/1/2033	14,626	14,295
Freddie Mac Gold Pool 3.5% 9/1/2040	9,781	9,012
Freddie Mac Gold Pool 3.5% 9/1/2042	652,091	608,055
Freddie Mac Gold Pool 3.5% 9/1/2042	583,567	544,429
Freddie Mac Gold Pool 3.5% 9/1/2043	29,411	27,399
Freddie Mac Gold Pool 3.5% 9/1/2043	12,707	11,802
Freddie Mac Gold Pool 3.5% 9/1/2043	8,523	7,913
Freddie Mac Gold Pool 3.5% 9/1/2045	62,902	57,961
Freddie Mac Gold Pool 3.5% 9/1/2045	2,761	2,544
Freddie Mac Gold Pool 3.5% 9/1/2046	58,759	54,016
Freddie Mac Gold Pool 3.5% 9/1/2046	41,127	37,987
Freddie Mac Gold Pool 3.5% 9/1/2047	218,083	200,954
Freddie Mac Gold Pool 3.5% 9/1/2047	6,514	6,026
Freddie Mac Gold Pool 3.5% 9/1/2047	6,108	5,650
Freddie Mac Gold Pool 4% 1/1/2039	6,662	6,442
Freddie Mac Gold Pool 4% 1/1/2049	27,270	25,720
Freddie Mac Gold Pool 4% 1/1/2049	20,313	19,158
Freddie Mac Gold Pool 4% 1/1/2052	25,591	23,995
Freddie Mac Gold Pool 4% 10/1/2033	2,624	2,583
Freddie Mac Gold Pool 4% 10/1/2034	8,854	8,713
Freddie Mac Gold Pool 4% 10/1/2041	84,122	80,963
Freddie Mac Gold Pool 4% 10/1/2048	12,981	12,252
Freddie Mac Gold Pool 4% 10/1/2051	14,184	13,309
Freddie Mac Gold Pool 4% 11/1/2043	48,417	46,423
Freddie Mac Gold Pool 4% 12/1/2038	44,556	43,083
Freddie Mac Gold Pool 4% 12/1/2049	6,114	5,747
Freddie Mac Gold Pool 4% 12/1/2049	5,260	4,959
Freddie Mac Gold Pool 4% 2/1/2043	2,351	2,249
Freddie Mac Gold Pool 4% 2/1/2045	75,034	71,735
Freddie Mac Gold Pool 4% 2/1/2049	23,248	21,927
Freddie Mac Gold Pool 4% 3/1/2049	79,385	74,875
Freddie Mac Gold Pool 4% 3/1/2049	6,606	6,230
Freddie Mac Gold Pool 4% 3/1/2049	3,434	3,239
Freddie Mac Gold Pool 4% 4/1/2035	41,940	41,204
Freddie Mac Gold Pool 4% 4/1/2043	3,816	3,664
Freddie Mac Gold Pool 4% 4/1/2046	24,806	23,590
Freddie Mac Gold Pool 4% 4/1/2049	11,166	10,532
Freddie Mac Gold Pool 4% 4/1/2050	10,601	9,996
Freddie Mac Gold Pool 4% 4/1/2052	19,844	18,823
Freddie Mac Gold Pool 4% 5/1/2037	310,234	301,893
Freddie Mac Gold Pool 4% 5/1/2048	175,656	166,225
Freddie Mac Gold Pool 4% 5/1/2048	119,062	112,962
Freddie Mac Gold Pool 4% 5/1/2049	5,443	5,134
Freddie Mac Gold Pool 4% 5/1/2049	3,936	3,712
Freddie Mac Gold Pool 4% 5/1/2050	64,075	60,375
Freddie Mac Gold Pool 4% 5/1/2051	8,878	8,297
Freddie Mac Gold Pool 4% 6/1/2044	2,982	2,894
Freddie Mac Gold Pool 4% 6/1/2049	6,049	5,706
Freddie Mac Gold Pool 4% 7/1/2048	11,160	10,540
Freddie Mac Gold Pool 4% 7/1/2049	11,778	11,109
Freddie Mac Gold Pool 4% 7/1/2049	7,397	6,977
Freddie Mac Gold Pool 4% 8/1/2033	3,724	3,667
Freddie Mac Gold Pool 4% 8/1/2048	13,337	12,596
Freddie Mac Gold Pool 4% 8/1/2049	315,992	298,038
Freddie Mac Gold Pool 4% 8/1/2049	82,344	77,666
Freddie Mac Gold Pool 4% 9/1/2041	8,880	8,548
Freddie Mac Gold Pool 4% 9/1/2048	20,667	19,569
Freddie Mac Gold Pool 4% 9/1/2049	40,071	37,794
Freddie Mac Gold Pool 4% 9/1/2051	14,865	14,105
Freddie Mac Gold Pool 4.5% 1/1/2041	16,843	16,689
Freddie Mac Gold Pool 4.5% 1/1/2041	3,437	3,409
Freddie Mac Gold Pool 4.5% 1/1/2042	149,971	148,553
Freddie Mac Gold Pool 4.5% 1/1/2044	41,026	40,348
Freddie Mac Gold Pool 4.5% 1/1/2049	101,198	98,133
Freddie Mac Gold Pool 4.5% 1/1/2049	30,679	29,789
Freddie Mac Gold Pool 4.5% 1/1/2049	5,454	5,289
Freddie Mac Gold Pool 4.5% 1/1/2049	2,490	2,417
Freddie Mac Gold Pool 4.5% 10/1/2039	3,862	3,831
Freddie Mac Gold Pool 4.5% 10/1/2040	8,635	8,544
Freddie Mac Gold Pool 4.5% 10/1/2041	78,501	77,660
Freddie Mac Gold Pool 4.5% 10/1/2041	1,899	1,884
Freddie Mac Gold Pool 4.5% 10/1/2043	11,862	11,695
Freddie Mac Gold Pool 4.5% 10/1/2048	260,183	253,848
Freddie Mac Gold Pool 4.5% 10/1/2048	12,549	12,188
Freddie Mac Gold Pool 4.5% 10/1/2048	8,693	8,432
Freddie Mac Gold Pool 4.5% 10/1/2048	4,781	4,644
Freddie Mac Gold Pool 4.5% 10/1/2049	28,811	27,929
Freddie Mac Gold Pool 4.5% 11/1/2039	66,900	66,322
Freddie Mac Gold Pool 4.5% 11/1/2041	43,710	43,259
Freddie Mac Gold Pool 4.5% 11/1/2044	1,097	1,077
Freddie Mac Gold Pool 4.5% 11/1/2047	21,146	20,598
Freddie Mac Gold Pool 4.5% 11/1/2047	18,116	17,646
Freddie Mac Gold Pool 4.5% 11/1/2048	2,453	2,383
Freddie Mac Gold Pool 4.5% 11/1/2049	28,499	27,627
Freddie Mac Gold Pool 4.5% 11/1/2049	3,046	2,952
Freddie Mac Gold Pool 4.5% 12/1/2040	9,951	9,862
Freddie Mac Gold Pool 4.5% 12/1/2043	42,899	42,190
Freddie Mac Gold Pool 4.5% 12/1/2044	2,372	2,328
Freddie Mac Gold Pool 4.5% 12/1/2045	10,507	10,419
Freddie Mac Gold Pool 4.5% 12/1/2046	4,534	4,427
Freddie Mac Gold Pool 4.5% 12/1/2047	73,158	71,263
Freddie Mac Gold Pool 4.5% 12/1/2048	25,834	25,133
Freddie Mac Gold Pool 4.5% 12/1/2048	15,980	15,502
Freddie Mac Gold Pool 4.5% 12/1/2048	4,741	4,597
Freddie Mac Gold Pool 4.5% 2/1/2041	8,128	8,039
Freddie Mac Gold Pool 4.5% 2/1/2041	6,397	6,337
Freddie Mac Gold Pool 4.5% 2/1/2041	6,395	6,334
Freddie Mac Gold Pool 4.5% 2/1/2041	4,686	4,644
Freddie Mac Gold Pool 4.5% 2/1/2041	3,966	3,931
Freddie Mac Gold Pool 4.5% 2/1/2041	2,714	2,686
Freddie Mac Gold Pool 4.5% 2/1/2044	24,032	23,634
Freddie Mac Gold Pool 4.5% 2/1/2047	16,782	16,384
Freddie Mac Gold Pool 4.5% 2/1/2047	4,782	4,669
Freddie Mac Gold Pool 4.5% 2/1/2048	4,774	4,648
Freddie Mac Gold Pool 4.5% 2/1/2049	101,834	98,750
Freddie Mac Gold Pool 4.5% 2/1/2049	5,115	4,968
Freddie Mac Gold Pool 4.5% 2/1/2049	1,806	1,753
Freddie Mac Gold Pool 4.5% 2/1/2050	6,793	6,583
Freddie Mac Gold Pool 4.5% 3/1/2041	26,537	26,288
Freddie Mac Gold Pool 4.5% 3/1/2041	6,133	6,075
Freddie Mac Gold Pool 4.5% 3/1/2041	4,384	4,339
Freddie Mac Gold Pool 4.5% 3/1/2044	24,382	23,979
Freddie Mac Gold Pool 4.5% 3/1/2044	21,438	21,083
Freddie Mac Gold Pool 4.5% 3/1/2044	14,454	14,215
Freddie Mac Gold Pool 4.5% 3/1/2044	8,741	8,597
Freddie Mac Gold Pool 4.5% 3/1/2049	87,029	84,394
Freddie Mac Gold Pool 4.5% 3/1/2049	1,035	1,005
Freddie Mac Gold Pool 4.5% 3/1/2050	21,989	21,310
Freddie Mac Gold Pool 4.5% 4/1/2041	42,572	42,163
Freddie Mac Gold Pool 4.5% 4/1/2041	11,054	10,932
Freddie Mac Gold Pool 4.5% 4/1/2041	10,849	10,737
Freddie Mac Gold Pool 4.5% 4/1/2044	16,912	16,632
Freddie Mac Gold Pool 4.5% 4/1/2044	1,897	1,865
Freddie Mac Gold Pool 4.5% 4/1/2047	12,038	11,731
Freddie Mac Gold Pool 4.5% 4/1/2048	40,888	39,816
Freddie Mac Gold Pool 4.5% 4/1/2048	14,517	14,123
Freddie Mac Gold Pool 4.5% 4/1/2048	13,362	13,012
Freddie Mac Gold Pool 4.5% 4/1/2048	13,080	12,737
Freddie Mac Gold Pool 4.5% 4/1/2048	3,946	3,839
Freddie Mac Gold Pool 4.5% 4/1/2049	26,693	25,884
Freddie Mac Gold Pool 4.5% 4/1/2049	15,440	14,972
Freddie Mac Gold Pool 4.5% 4/1/2049	2,186	2,122
Freddie Mac Gold Pool 4.5% 4/1/2050	51,782	50,181
Freddie Mac Gold Pool 4.5% 5/1/2039	42,103	41,765
Freddie Mac Gold Pool 4.5% 5/1/2041	11,781	11,657
Freddie Mac Gold Pool 4.5% 5/1/2041	11,538	11,411
Freddie Mac Gold Pool 4.5% 5/1/2044	6,261	6,157
Freddie Mac Gold Pool 4.5% 5/1/2047	42,328	41,311
Freddie Mac Gold Pool 4.5% 5/1/2047	31,560	30,812
Freddie Mac Gold Pool 4.5% 5/1/2047	13,690	13,365
Freddie Mac Gold Pool 4.5% 5/1/2048	123,608	120,251
Freddie Mac Gold Pool 4.5% 5/1/2048	26,676	25,959
Freddie Mac Gold Pool 4.5% 5/1/2049	50,419	48,892
Freddie Mac Gold Pool 4.5% 6/1/2025	42	42
Freddie Mac Gold Pool 4.5% 6/1/2041	12,414	12,305
Freddie Mac Gold Pool 4.5% 6/1/2041	9,076	8,976
Freddie Mac Gold Pool 4.5% 6/1/2041	7,730	7,664
Freddie Mac Gold Pool 4.5% 6/1/2041	3,720	3,691
Freddie Mac Gold Pool 4.5% 6/1/2047	60,472	59,019
Freddie Mac Gold Pool 4.5% 6/1/2047	18,930	18,493
Freddie Mac Gold Pool 4.5% 6/1/2047	9,900	9,653
Freddie Mac Gold Pool 4.5% 6/1/2048	20,198	19,637
Freddie Mac Gold Pool 4.5% 6/1/2048	6,030	5,863
Freddie Mac Gold Pool 4.5% 6/1/2049	10,731	10,402
Freddie Mac Gold Pool 4.5% 6/1/2049	8,922	8,652
Freddie Mac Gold Pool 4.5% 7/1/2025	501	500
Freddie Mac Gold Pool 4.5% 7/1/2030	661	661
Freddie Mac Gold Pool 4.5% 7/1/2039	25,998	25,781
Freddie Mac Gold Pool 4.5% 7/1/2041	151,462	149,711
Freddie Mac Gold Pool 4.5% 7/1/2041	17,924	17,731
Freddie Mac Gold Pool 4.5% 7/1/2047	39,777	38,784
Freddie Mac Gold Pool 4.5% 7/1/2047	33,404	32,633
Freddie Mac Gold Pool 4.5% 7/1/2047	25,387	24,777
Freddie Mac Gold Pool 4.5% 7/1/2047	14,663	14,324
Freddie Mac Gold Pool 4.5% 7/1/2047	12,476	12,113
Freddie Mac Gold Pool 4.5% 7/1/2048	4,065	3,947
Freddie Mac Gold Pool 4.5% 7/1/2049	6,016	5,832
Freddie Mac Gold Pool 4.5% 7/1/2050	8,967	8,687
Freddie Mac Gold Pool 4.5% 8/1/2039	5,346	5,301
Freddie Mac Gold Pool 4.5% 8/1/2040	1,099	1,089
Freddie Mac Gold Pool 4.5% 8/1/2041	13,494	13,363
Freddie Mac Gold Pool 4.5% 8/1/2041	970	961
Freddie Mac Gold Pool 4.5% 8/1/2047	108,340	105,634
Freddie Mac Gold Pool 4.5% 8/1/2048	71,097	69,055
Freddie Mac Gold Pool 4.5% 8/1/2049	5,679	5,506
Freddie Mac Gold Pool 4.5% 9/1/2025	7	7
Freddie Mac Gold Pool 4.5% 9/1/2041	100,426	99,448
Freddie Mac Gold Pool 4.5% 9/1/2041	17,958	17,787
Freddie Mac Gold Pool 4.5% 9/1/2046	4,228	4,132
Freddie Mac Gold Pool 4.5% 9/1/2047	14,148	13,786
Freddie Mac Gold Pool 4.5% 9/1/2047	9,960	9,705
Freddie Mac Gold Pool 4.5% 9/1/2048	66,257	64,354
Freddie Mac Gold Pool 4.5% 9/1/2048	39,099	37,976
Freddie Mac Gold Pool 4.5% 9/1/2049	6,939	6,726
Freddie Mac Gold Pool 4.5% 9/1/2050	10,818	10,481
Freddie Mac Gold Pool 5% 1/1/2039	306	310
Freddie Mac Gold Pool 5% 1/1/2040	15,595	15,819
Freddie Mac Gold Pool 5% 1/1/2049	14,941	14,904
Freddie Mac Gold Pool 5% 1/1/2049	3,544	3,536
Freddie Mac Gold Pool 5% 1/1/2053	637,337	630,776
Freddie Mac Gold Pool 5% 10/1/2038	574	582
Freddie Mac Gold Pool 5% 10/1/2048	12,864	12,852
Freddie Mac Gold Pool 5% 10/1/2048	3,676	3,673
Freddie Mac Gold Pool 5% 11/1/2038	1,378	1,397
Freddie Mac Gold Pool 5% 11/1/2038	1,120	1,136
Freddie Mac Gold Pool 5% 11/1/2048	13,624	13,611
Freddie Mac Gold Pool 5% 11/1/2052	1,450,344	1,439,040
Freddie Mac Gold Pool 5% 11/1/2052	436,046	433,601
Freddie Mac Gold Pool 5% 12/1/2036	1,667	1,689
Freddie Mac Gold Pool 5% 12/1/2038	13,053	13,233
Freddie Mac Gold Pool 5% 12/1/2038	383	389
Freddie Mac Gold Pool 5% 12/1/2048	39,378	39,342
Freddie Mac Gold Pool 5% 12/1/2048	19,568	19,550
Freddie Mac Gold Pool 5% 12/1/2052	1,932,135	1,917,077
Freddie Mac Gold Pool 5% 12/1/2052	1,771,241	1,755,777
Freddie Mac Gold Pool 5% 12/1/2052	186,718	185,088
Freddie Mac Gold Pool 5% 2/1/2037	987	1,001
Freddie Mac Gold Pool 5% 2/1/2038	18,689	18,928
Freddie Mac Gold Pool 5% 2/1/2038	3,366	3,414
Freddie Mac Gold Pool 5% 2/1/2038	359	364
Freddie Mac Gold Pool 5% 2/1/2039	12,678	12,858
Freddie Mac Gold Pool 5% 2/1/2039	360	365
Freddie Mac Gold Pool 5% 2/1/2049	66,859	66,778
Freddie Mac Gold Pool 5% 2/1/2049	9,415	9,391
Freddie Mac Gold Pool 5% 2/1/2049	6,542	6,526
Freddie Mac Gold Pool 5% 2/1/2050	13,557	13,498
Freddie Mac Gold Pool 5% 3/1/2038	1,260	1,277
Freddie Mac Gold Pool 5% 3/1/2039	477	484
Freddie Mac Gold Pool 5% 4/1/2038	6,709	6,802
Freddie Mac Gold Pool 5% 4/1/2038	5,252	5,327
Freddie Mac Gold Pool 5% 4/1/2038	418	424
Freddie Mac Gold Pool 5% 4/1/2040	24,390	24,747
Freddie Mac Gold Pool 5% 4/1/2049	9,588	9,564
Freddie Mac Gold Pool 5% 5/1/2028	540	543
Freddie Mac Gold Pool 5% 5/1/2035	14,875	15,073
Freddie Mac Gold Pool 5% 5/1/2040	2,329	2,363
Freddie Mac Gold Pool 5% 5/1/2050	59,107	58,849
Freddie Mac Gold Pool 5% 6/1/2037	293	297
Freddie Mac Gold Pool 5% 6/1/2038	8,739	8,862
Freddie Mac Gold Pool 5% 6/1/2038	2,097	2,126
Freddie Mac Gold Pool 5% 6/1/2038	693	703
Freddie Mac Gold Pool 5% 6/1/2040	8,371	8,493
Freddie Mac Gold Pool 5% 6/1/2041	41,896	42,516
Freddie Mac Gold Pool 5% 6/1/2052	181,933	181,084
Freddie Mac Gold Pool 5% 7/1/2040	5,999	6,084
Freddie Mac Gold Pool 5% 7/1/2048	16,730	16,435
Freddie Mac Gold Pool 5% 7/1/2048	14,259	14,007
Freddie Mac Gold Pool 5% 8/1/2037	668	677
Freddie Mac Gold Pool 5% 8/1/2038	1,657	1,680
Freddie Mac Gold Pool 5% 8/1/2038	1,633	1,656
Freddie Mac Gold Pool 5% 8/1/2040	40,597	41,191
Freddie Mac Gold Pool 5% 8/1/2040	27,787	28,181
Freddie Mac Gold Pool 5% 8/1/2040	1,537	1,560
Freddie Mac Gold Pool 5% 8/1/2048	29,759	29,731
Freddie Mac Gold Pool 5% 8/1/2049	3,819	3,805
Freddie Mac Gold Pool 5% 9/1/2038	27,558	27,944
Freddie Mac Gold Pool 5% 9/1/2039	24,347	24,688
Freddie Mac Gold Pool 5% 9/1/2039	18,459	18,719
Freddie Mac Gold Pool 5% 9/1/2039	554	562
Freddie Mac Gold Pool 5% 9/1/2049	11,289	11,247
Freddie Mac Gold Pool 5.5% 1/1/2036	4,333	4,499
Freddie Mac Gold Pool 5.5% 1/1/2037	576	598
Freddie Mac Gold Pool 5.5% 1/1/2037	450	468
Freddie Mac Gold Pool 5.5% 1/1/2038	1,847	1,918
Freddie Mac Gold Pool 5.5% 1/1/2038	730	757
Freddie Mac Gold Pool 5.5% 1/1/2039	9,282	9,610
Freddie Mac Gold Pool 5.5% 1/1/2039	847	882
Freddie Mac Gold Pool 5.5% 1/1/2041	1,683	1,747
Freddie Mac Gold Pool 5.5% 1/1/2055	1,600,137	1,623,968
Freddie Mac Gold Pool 5.5% 10/1/2033	268	277
Freddie Mac Gold Pool 5.5% 10/1/2035	1,969	2,044
Freddie Mac Gold Pool 5.5% 10/1/2054	523,095	527,943
Freddie Mac Gold Pool 5.5% 11/1/2028	367	372
Freddie Mac Gold Pool 5.5% 11/1/2037	1,582	1,642
Freddie Mac Gold Pool 5.5% 11/1/2038	342	355
Freddie Mac Gold Pool 5.5% 11/1/2054	492,973	499,545
Freddie Mac Gold Pool 5.5% 12/1/2037	125	130
Freddie Mac Gold Pool 5.5% 12/1/2039	4,206	4,368
Freddie Mac Gold Pool 5.5% 2/1/2038	347	362
Freddie Mac Gold Pool 5.5% 2/1/2039	469	488
Freddie Mac Gold Pool 5.5% 2/1/2054	444,587	445,651
Freddie Mac Gold Pool 5.5% 3/1/2034	20,287	20,965
Freddie Mac Gold Pool 5.5% 3/1/2037	169	176
Freddie Mac Gold Pool 5.5% 3/1/2038	634	659
Freddie Mac Gold Pool 5.5% 3/1/2039	41,176	42,860
Freddie Mac Gold Pool 5.5% 3/1/2039	1,167	1,213
Freddie Mac Gold Pool 5.5% 3/1/2053 (i)	1,686,771	1,711,365
Freddie Mac Gold Pool 5.5% 4/1/2027	20	20
Freddie Mac Gold Pool 5.5% 4/1/2038	3,812	3,957
Freddie Mac Gold Pool 5.5% 4/1/2038	629	654
Freddie Mac Gold Pool 5.5% 4/1/2038	318	331
Freddie Mac Gold Pool 5.5% 4/1/2038	271	282
Freddie Mac Gold Pool 5.5% 4/1/2039	3,046	3,163
Freddie Mac Gold Pool 5.5% 4/1/2040	9,642	10,016
Freddie Mac Gold Pool 5.5% 5/1/2028	179	181
Freddie Mac Gold Pool 5.5% 5/1/2036	335	348
Freddie Mac Gold Pool 5.5% 5/1/2037	12,103	12,569
Freddie Mac Gold Pool 5.5% 5/1/2037	334	348
Freddie Mac Gold Pool 5.5% 5/1/2037	95	98
Freddie Mac Gold Pool 5.5% 5/1/2038	6,601	6,856
Freddie Mac Gold Pool 5.5% 5/1/2038	285	295
Freddie Mac Gold Pool 5.5% 5/1/2038	256	266
Freddie Mac Gold Pool 5.5% 5/1/2038	253	262
Freddie Mac Gold Pool 5.5% 5/1/2053	968,200	976,266
Freddie Mac Gold Pool 5.5% 6/1/2027	437	441
Freddie Mac Gold Pool 5.5% 6/1/2038	3,052	3,169
Freddie Mac Gold Pool 5.5% 6/1/2038	819	850
Freddie Mac Gold Pool 5.5% 6/1/2038	468	486
Freddie Mac Gold Pool 5.5% 6/1/2038	386	401
Freddie Mac Gold Pool 5.5% 6/1/2041	22,157	22,913
Freddie Mac Gold Pool 5.5% 6/1/2041	14,041	14,605
Freddie Mac Gold Pool 5.5% 6/1/2041	7,192	7,459
Freddie Mac Gold Pool 5.5% 6/1/2049	110,286	112,446
Freddie Mac Gold Pool 5.5% 7/1/2028	181	183
Freddie Mac Gold Pool 5.5% 7/1/2035	12,803	13,225
Freddie Mac Gold Pool 5.5% 7/1/2036	6,057	6,288
Freddie Mac Gold Pool 5.5% 7/1/2038	317	330
Freddie Mac Gold Pool 5.5% 7/1/2038	208	216
Freddie Mac Gold Pool 5.5% 8/1/2038	739	767
Freddie Mac Gold Pool 5.5% 8/1/2038	525	545
Freddie Mac Gold Pool 5.5% 8/1/2038	309	321
Freddie Mac Gold Pool 5.5% 8/1/2039	4,890	5,086
Freddie Mac Gold Pool 5.5% 8/1/2040	1,251	1,299
Freddie Mac Gold Pool 5.5% 9/1/2038	4,485	4,658
Freddie Mac Gold Pool 5.5% 9/1/2038	610	633
Freddie Mac Gold Pool 5.5% 9/1/2038	320	333
Freddie Mac Gold Pool 5.5% 9/1/2040	19,588	20,382
Freddie Mac Gold Pool 6% 11/1/2053	267,906	274,669
Freddie Mac Gold Pool 6% 4/1/2032	20,095	20,866
Freddie Mac Gold Pool 6% 4/1/2054	1,259,383	1,297,865
Freddie Mac Gold Pool 6% 5/1/2033	4,556	4,714
Freddie Mac Gold Pool 6% 5/1/2054	1,269,270	1,310,831
Freddie Mac Gold Pool 6% 7/1/2037	717	757
Freddie Mac Gold Pool 6% 7/1/2039	3,252,757	3,344,115
Freddie Mac Gold Pool 6% 8/1/2037	8,344	8,793
Freddie Mac Gold Pool 6.5% 1/1/2054	1,496,873	1,564,678
Freddie Mac Gold Pool 6.5% 1/1/2054	577,463	603,801
Freddie Mac Gold Pool 6.5% 10/1/2037	384	409
Freddie Mac Gold Pool 6.5% 10/1/2053	436,697	455,523
Freddie Mac Gold Pool 6.5% 10/1/2053	425,634	444,781
Freddie Mac Gold Pool 6.5% 11/1/2036	194	206
Freddie Mac Gold Pool 6.5% 12/1/2037	321	342
Freddie Mac Gold Pool 6.5% 12/1/2053	217,814	228,117
Freddie Mac Gold Pool 6.5% 6/1/2054	1,483,454	1,553,433
Freddie Mac Gold Pool 6.5% 6/1/2054	278,799	293,345
Freddie Mac Gold Pool 6.5% 9/1/2037	231	244
Freddie Mac Gold Pool 6.5% 9/1/2053	335,353	351,068
Freddie Mac Gold Pool 6.5% 9/1/2053	324,168	338,143
Freddie Mac Gold Pool 6.5% 9/1/2054	2,741,403	2,892,997
Freddie Mac Gold Pool 6.5% 9/1/2054	325,509	342,899
Freddie Mac Gold Pool 7.5% 1/1/2027	27	28
Freddie Mac Gold Pool 7.5% 10/1/2027	6	5
Freddie Mac Gold Pool 7.5% 11/1/2029	277	290
Freddie Mac Gold Pool 7.5% 2/1/2028	15	16
Freddie Mac Gold Pool 7.5% 8/1/2026	4	3
Freddie Mac Gold Pool 7.5% 9/1/2031	533	565
Freddie Mac Gold Pool 8% 5/1/2027	10	10
Freddie Mac Gold Pool 8.5% 1/1/2028	27	27
Freddie Mac Gold Pool 8.5% 5/1/2027	7	7
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	535,372	551,438
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	268,692	282,144
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	251,185	264,310
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	80,761	85,661
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 6.382% 3/1/2036 (b)(c)	3,819	3,899
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.255% 4/1/2041 (b)(c)	363	378
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.601% 9/1/2041 (b)(c)	2,773	2,893
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.896%, 7.499% 9/1/2037 (b)(c)	1,518	1,574
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.157% 5/1/2041 (b)(c)	5,243	5,474
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.484% 5/1/2041 (b)(c)	3,583	3,735
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.628% 6/1/2041 (b)(c)	5,019	5,231
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.785% 6/1/2041 (b)(c)	1,435	1,495
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 7.658% 3/1/2033 (b)(c)	54	55
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.16%, 6.785% 11/1/2035 (b)(c)	275	286
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 1.7%, 6.023% 3/1/2036 (b)(c)	29,207	29,565
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.231%, 6.617% 12/1/2035 (b)(c)	12,715	12,987
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.247%, 6.496% 1/1/2035 (b)(c)	419	427
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.25%, 6.445% 3/1/2035 (b)(c)	6,635	6,776
Freddie Mac Non Gold Pool 4.5% 9/1/2040	24,276	24,025
Freddie Mac Non Gold Pool 5% 8/1/2053	452,269	445,776
Freddie Mac Non Gold Pool 5% 9/1/2040	4,079	4,139
Freddie Mac Non Gold Pool 5.5% 8/1/2053	886,798	895,849
Freddie Mac Non Gold Pool 5.5% 8/1/2053	557,950	563,645
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.655%, 6.906% 4/1/2035 (b)(c)	3,849	3,926
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.181%, 8.681% 10/1/2035 (b)(c)	123	128
Freddie Mac Non Gold Pool 6% 6/1/2053	620,779	638,778
Freddie Mac Non Gold Pool 6% 6/1/2053	613,255	629,886
Freddie Mac Non Gold Pool 6% 6/1/2053	524,703	538,932
Freddie Mac Non Gold Pool 6% 7/1/2053	536,543	552,099
Freddie Mac Non Gold Pool 6% 7/1/2053	475,730	488,631
Freddie Mac Non Gold Pool 6% 9/1/2053	493,886	506,354
Freddie Mac Non Gold Pool 6.5% 1/1/2055	517,040	540,623
Freddie Mac Non Gold Pool 6.5% 1/1/2055	319,716	337,820
Freddie Mac Non Gold Pool 6.5% 11/1/2054	146,330	154,570
Freddie Mac Non Gold Pool 6.5% 2/1/2055	366,444	387,308
Ginnie Mae I Pool 2.5% 1/20/2052	702,663	593,424
Ginnie Mae I Pool 2.5% 12/20/2051	1,091,603	921,898
Ginnie Mae I Pool 2.5% 12/20/2051	569,638	481,080
Ginnie Mae I Pool 2.5% 8/20/2051	4,065,852	3,437,571
Ginnie Mae I Pool 2.5% 8/20/2051	1,061,776	897,704
Ginnie Mae I Pool 2.5% 9/20/2051	1,266,372	1,070,684
Ginnie Mae I Pool 2.5% 9/20/2051	1,046,113	884,461
Ginnie Mae I Pool 3% 1/15/2043	6,354	5,726
Ginnie Mae I Pool 3% 10/20/2042	369,042	336,682
Ginnie Mae I Pool 3% 12/20/2042	257,233	234,720
Ginnie Mae I Pool 3% 2/15/2045	8,089	7,251
Ginnie Mae I Pool 3% 2/15/2045	3,697	3,313
Ginnie Mae I Pool 3% 2/20/2046	6,286	5,650
Ginnie Mae I Pool 3% 3/15/2045	19,898	17,812
Ginnie Mae I Pool 3% 3/15/2045	9,849	8,808
Ginnie Mae I Pool 3% 3/15/2045	9,340	8,389
Ginnie Mae I Pool 3% 3/15/2045	7,620	6,824
Ginnie Mae I Pool 3% 3/15/2045	7,000	6,291
Ginnie Mae I Pool 3% 3/15/2045	4,685	4,197
Ginnie Mae I Pool 3% 3/15/2045	3,250	2,920
Ginnie Mae I Pool 3% 3/15/2045	2,977	2,662
Ginnie Mae I Pool 3% 3/15/2045	1,822	1,654
Ginnie Mae I Pool 3% 3/20/2043	171,294	156,322
Ginnie Mae I Pool 3% 3/20/2043	71,666	65,446
Ginnie Mae I Pool 3% 5/15/2045	5,095	4,568
Ginnie Mae I Pool 3% 6/15/2043	51,966	46,879
Ginnie Mae I Pool 3% 6/15/2043	9,428	8,476
Ginnie Mae I Pool 3% 6/15/2043	8,338	7,540
Ginnie Mae I Pool 3% 6/15/2045	5,205	4,667
Ginnie Mae I Pool 3% 7/15/2042	2,398	2,192
Ginnie Mae I Pool 3% 7/15/2043	14,276	12,888
Ginnie Mae I Pool 3% 7/15/2045	12,444	11,155
Ginnie Mae I Pool 3% 7/15/2045	6,059	5,432
Ginnie Mae I Pool 3% 7/15/2045	5,706	5,116
Ginnie Mae I Pool 3% 7/15/2045	2,531	2,269
Ginnie Mae I Pool 3% 7/15/2045	2,194	1,967
Ginnie Mae I Pool 3.5% 1/15/2041	12,054	11,307
Ginnie Mae I Pool 3.5% 1/15/2041	2,071	1,937
Ginnie Mae I Pool 3.5% 1/15/2041	1,976	1,855
Ginnie Mae I Pool 3.5% 1/15/2042	5,028	4,679
Ginnie Mae I Pool 3.5% 1/20/2050	77,362	70,656
Ginnie Mae I Pool 3.5% 1/20/2050	39,486	36,286
Ginnie Mae I Pool 3.5% 1/20/2050	38,530	35,311
Ginnie Mae I Pool 3.5% 1/20/2050	21,890	20,061
Ginnie Mae I Pool 3.5% 11/15/2041	14,738	13,751
Ginnie Mae I Pool 3.5% 11/15/2042	44,668	41,606
Ginnie Mae I Pool 3.5% 12/15/2040	2,258	2,115
Ginnie Mae I Pool 3.5% 12/20/2049	9,838	9,016
Ginnie Mae I Pool 3.5% 12/20/2049	4,478	4,090
Ginnie Mae I Pool 3.5% 12/20/2049	3,471	3,190
Ginnie Mae I Pool 3.5% 12/20/2049	1,037	946
Ginnie Mae I Pool 3.5% 2/15/2041	21,345	19,941
Ginnie Mae I Pool 3.5% 2/15/2042	19,427	18,109
Ginnie Mae I Pool 3.5% 2/15/2042	11,780	10,994
Ginnie Mae I Pool 3.5% 2/15/2042	9,612	8,962
Ginnie Mae I Pool 3.5% 2/15/2042	2,581	2,402
Ginnie Mae I Pool 3.5% 2/15/2043	7,174	6,673
Ginnie Mae I Pool 3.5% 2/15/2043	4,326	4,015
Ginnie Mae I Pool 3.5% 3/15/2042	3,687	3,447
Ginnie Mae I Pool 3.5% 3/15/2042	1,475	1,376
Ginnie Mae I Pool 3.5% 3/15/2043	21,058	19,525
Ginnie Mae I Pool 3.5% 4/15/2042	3,266	3,048
Ginnie Mae I Pool 3.5% 5/15/2042	53,596	50,057
Ginnie Mae I Pool 3.5% 5/15/2042	35,279	32,933
Ginnie Mae I Pool 3.5% 5/15/2042	14,465	13,464
Ginnie Mae I Pool 3.5% 5/15/2042	8,335	7,771
Ginnie Mae I Pool 3.5% 5/15/2042	1,870	1,745
Ginnie Mae I Pool 3.5% 5/15/2043	11,197	10,435
Ginnie Mae I Pool 3.5% 5/15/2043	7,930	7,366
Ginnie Mae I Pool 3.5% 5/15/2043	3,885	3,609
Ginnie Mae I Pool 3.5% 5/15/2043	2,683	2,493
Ginnie Mae I Pool 3.5% 6/15/2042	13,339	12,449
Ginnie Mae I Pool 3.5% 6/15/2043	12,915	11,996
Ginnie Mae I Pool 3.5% 6/15/2043	4,237	3,945
Ginnie Mae I Pool 3.5% 6/20/2042	66,101	62,018
Ginnie Mae I Pool 3.5% 7/15/2042	27,614	25,734
Ginnie Mae I Pool 3.5% 7/15/2043	30,988	28,707
Ginnie Mae I Pool 3.5% 8/15/2042	88,169	82,106
Ginnie Mae I Pool 3.5% 8/15/2042	24,436	22,789
Ginnie Mae I Pool 3.5% 8/15/2042	1,159	1,079
Ginnie Mae I Pool 3.5% 9/15/2041	3,430	3,210
Ginnie Mae I Pool 3.5% 9/15/2043	797	749
Ginnie Mae I Pool 4% 1/15/2041	31,234	30,124
Ginnie Mae I Pool 4% 1/15/2041	15,144	14,610
Ginnie Mae I Pool 4% 10/15/2040	20,702	19,982
Ginnie Mae I Pool 4% 10/15/2040	5,085	4,909
Ginnie Mae I Pool 4% 10/15/2041	56,225	54,208
Ginnie Mae I Pool 4% 10/15/2041	42,763	41,187
Ginnie Mae I Pool 4% 10/15/2041	33,397	32,162
Ginnie Mae I Pool 4% 10/15/2041	30,354	29,276
Ginnie Mae I Pool 4% 10/15/2041	9,666	9,332
Ginnie Mae I Pool 4% 10/15/2041	6,516	6,280
Ginnie Mae I Pool 4% 10/15/2041	5,089	4,908
Ginnie Mae I Pool 4% 10/15/2041	5,079	4,898
Ginnie Mae I Pool 4% 11/15/2040	12,070	11,631
Ginnie Mae I Pool 4% 11/15/2040	7,538	7,270
Ginnie Mae I Pool 4% 11/15/2040	2,451	2,364
Ginnie Mae I Pool 4% 11/15/2041	13,484	12,999
Ginnie Mae I Pool 4% 12/15/2040	1,877	1,811
Ginnie Mae I Pool 4% 12/15/2040	1,028	993
Ginnie Mae I Pool 4% 12/15/2041	29,000	27,942
Ginnie Mae I Pool 4% 12/15/2041	16,243	15,649
Ginnie Mae I Pool 4% 12/15/2041	6,737	6,494
Ginnie Mae I Pool 4% 12/15/2041	4,173	4,020
Ginnie Mae I Pool 4% 2/15/2041	5,419	5,231
Ginnie Mae I Pool 4% 3/15/2040	16,121	15,595
Ginnie Mae I Pool 4% 3/15/2041	6,195	5,981
Ginnie Mae I Pool 4% 3/15/2042	7,093	6,831
Ginnie Mae I Pool 4% 3/15/2044	2,012	1,939
Ginnie Mae I Pool 4% 3/20/2047	238,891	227,236
Ginnie Mae I Pool 4% 4/15/2040	8,049	7,771
Ginnie Mae I Pool 4% 4/15/2045	5,334	5,119
Ginnie Mae I Pool 4% 4/15/2046	180,888	173,430
Ginnie Mae I Pool 4% 4/20/2047	70,368	66,561
Ginnie Mae I Pool 4% 4/20/2047	67,852	64,181
Ginnie Mae I Pool 4% 4/20/2048	56,818	53,620
Ginnie Mae I Pool 4% 4/20/2048	52,100	49,167
Ginnie Mae I Pool 4% 5/15/2040	10,383	10,015
Ginnie Mae I Pool 4% 6/15/2039	24,742	23,922
Ginnie Mae I Pool 4% 6/15/2045	41,814	40,112
Ginnie Mae I Pool 4% 7/15/2040	5,996	5,796
Ginnie Mae I Pool 4% 7/15/2041	17,907	17,238
Ginnie Mae I Pool 4% 7/15/2041	3,738	3,604
Ginnie Mae I Pool 4% 8/15/2041	56,803	54,752
Ginnie Mae I Pool 4% 8/15/2041	5,577	5,377
Ginnie Mae I Pool 4% 9/15/2025	70	70
Ginnie Mae I Pool 4% 9/15/2040	2,666	2,573
Ginnie Mae I Pool 4% 9/15/2041	6,562	6,324
Ginnie Mae I Pool 4% 9/15/2041	5,220	5,033
Ginnie Mae I Pool 4% 9/15/2041	5,059	4,882
Ginnie Mae I Pool 4.5% 2/15/2039	3,207	3,165
Ginnie Mae I Pool 4.5% 2/15/2040	4,842	4,776
Ginnie Mae I Pool 4.5% 3/15/2041	97,456	95,964
Ginnie Mae I Pool 4.5% 3/15/2041	73,954	72,913
Ginnie Mae I Pool 4.5% 3/15/2041	50,247	49,546
Ginnie Mae I Pool 4.5% 3/15/2041	1,101	1,086
Ginnie Mae I Pool 4.5% 4/15/2041	10,234	10,079
Ginnie Mae I Pool 4.5% 4/20/2053	731,293	704,445
Ginnie Mae I Pool 4.5% 5/15/2039	1,621	1,599
Ginnie Mae I Pool 4.5% 5/15/2040	9,485	9,334
Ginnie Mae I Pool 4.5% 6/15/2040	30,838	30,408
Ginnie Mae I Pool 4.5% 6/15/2040	13,510	13,324
Ginnie Mae I Pool 4.5% 6/15/2040	9,406	9,278
Ginnie Mae I Pool 4.5% 6/15/2040	2,278	2,248
Ginnie Mae I Pool 4.5% 7/15/2040	20,822	20,533
Ginnie Mae I Pool 4.5% 7/15/2040	11,391	11,232
Ginnie Mae I Pool 4.5% 7/15/2040	8,330	8,211
Ginnie Mae I Pool 4.5% 7/15/2040	2,584	2,547
Ginnie Mae I Pool 4.5% 7/15/2040	939	925
Ginnie Mae I Pool 4.5% 7/20/2041	113,534	111,925
Ginnie Mae I Pool 4.5% 8/15/2039	16,920	16,695
Ginnie Mae I Pool 4.5% 8/15/2040	6,239	6,152
Ginnie Mae I Pool 4.5% 8/15/2040	1,297	1,281
Ginnie Mae I Pool 4.5% 9/15/2040	1,183	1,165
Ginnie Mae I Pool 5% 10/15/2039	4,931	4,971
Ginnie Mae I Pool 5% 10/15/2039	2,124	2,141
Ginnie Mae I Pool 5% 11/15/2039	8,923	8,996
Ginnie Mae I Pool 5% 11/15/2040	4,345	4,380
Ginnie Mae I Pool 5% 11/15/2040	1,733	1,747
Ginnie Mae I Pool 5% 12/15/2039	5,953	6,001
Ginnie Mae I Pool 5% 2/20/2041	2,492	2,524
Ginnie Mae I Pool 5% 3/15/2039	2,879	2,902
Ginnie Mae I Pool 5% 3/15/2044	13,515	13,624
Ginnie Mae I Pool 5% 4/15/2039	10,063	10,144
Ginnie Mae I Pool 5% 4/15/2039	2,624	2,644
Ginnie Mae I Pool 5% 4/15/2040	4,508	4,544
Ginnie Mae I Pool 5% 4/15/2041	831	838
Ginnie Mae I Pool 5% 4/20/2048	150,174	151,446
Ginnie Mae I Pool 5% 5/15/2039	11,614	11,709
Ginnie Mae I Pool 5% 5/15/2039	4,529	4,566
Ginnie Mae I Pool 5% 5/15/2040	4,998	5,039
Ginnie Mae I Pool 5% 5/15/2040	2,123	2,140
Ginnie Mae I Pool 5% 6/15/2040	6,237	6,288
Ginnie Mae I Pool 5% 6/15/2040	3,762	3,793
Ginnie Mae I Pool 5% 7/15/2040	24,214	24,410
Ginnie Mae I Pool 5% 7/15/2040	22,659	22,845
Ginnie Mae I Pool 5% 7/15/2040	17,991	18,137
Ginnie Mae I Pool 5% 7/15/2040	13,605	13,716
Ginnie Mae I Pool 5% 7/15/2040	13,458	13,567
Ginnie Mae I Pool 5% 7/15/2040	12,671	12,773
Ginnie Mae I Pool 5% 7/15/2040	12,393	12,495
Ginnie Mae I Pool 5% 7/15/2040	5,508	5,553
Ginnie Mae I Pool 5% 7/15/2040	5,309	5,352
Ginnie Mae I Pool 5% 7/15/2040	4,034	4,067
Ginnie Mae I Pool 5% 7/15/2040	3,884	3,915
Ginnie Mae I Pool 5% 7/15/2040	3,275	3,302
Ginnie Mae I Pool 5% 7/20/2041	1,983	2,009
Ginnie Mae I Pool 5% 8/15/2039	12,882	12,986
Ginnie Mae I Pool 5% 8/15/2039	7,933	7,997
Ginnie Mae I Pool 5% 8/15/2039	5,926	5,974
Ginnie Mae I Pool 5% 8/15/2039	4,882	4,921
Ginnie Mae I Pool 5% 8/15/2039	1,413	1,424
Ginnie Mae I Pool 5% 8/15/2040	9,370	9,446
Ginnie Mae I Pool 5% 8/15/2040	7,750	7,813
Ginnie Mae I Pool 5% 9/15/2039	18,250	18,397
Ginnie Mae I Pool 5% 9/15/2039	17,729	17,871
Ginnie Mae I Pool 5% 9/15/2039	6,554	6,608
Ginnie Mae I Pool 5% 9/15/2039	6,269	6,320
Ginnie Mae I Pool 5% 9/15/2039	3,807	3,837
Ginnie Mae I Pool 5% 9/15/2040	5,737	5,784
Ginnie Mae I Pool 5% 9/15/2040	3,448	3,476
Ginnie Mae I Pool 5% 9/15/2041	71,000	71,574
Ginnie Mae I Pool 5.5% 1/15/2038	1,047	1,068
Ginnie Mae I Pool 5.5% 10/15/2035	12,332	12,557
Ginnie Mae I Pool 5.5% 10/15/2038	399	407
Ginnie Mae I Pool 5.5% 11/15/2038	4,182	4,270
Ginnie Mae I Pool 5.5% 11/15/2038	1,754	1,791
Ginnie Mae I Pool 5.5% 11/15/2038	223	228
Ginnie Mae I Pool 5.5% 12/15/2038	10,772	10,991
Ginnie Mae I Pool 5.5% 12/20/2041	4,254	4,386
Ginnie Mae I Pool 5.5% 2/15/2038	897	916
Ginnie Mae I Pool 5.5% 2/15/2039	7,570	7,733
Ginnie Mae I Pool 5.5% 2/15/2039	1,842	1,882
Ginnie Mae I Pool 5.5% 3/15/2039	22,272	22,738
Ginnie Mae I Pool 5.5% 3/15/2039	5,492	5,607
Ginnie Mae I Pool 5.5% 3/20/2054	1,110,388	1,122,320
Ginnie Mae I Pool 5.5% 4/15/2039	7,994	8,166
Ginnie Mae I Pool 5.5% 4/15/2041	880	898
Ginnie Mae I Pool 5.5% 5/15/2039	10,285	10,505
Ginnie Mae I Pool 5.5% 5/15/2039	4,082	4,171
Ginnie Mae I Pool 5.5% 5/20/2045	11,618	11,968
Ginnie Mae I Pool 5.5% 6/15/2038	1,300	1,327
Ginnie Mae I Pool 5.5% 6/15/2038	199	204
Ginnie Mae I Pool 5.5% 8/15/2039	3,482	3,557
Ginnie Mae I Pool 5.5% 9/15/2034	401	408
Ginnie Mae I Pool 5.5% 9/15/2038	640	653
Ginnie Mae I Pool 5.5% 9/15/2039	15,470	15,807
Ginnie Mae I Pool 6% 1/15/2038	2,255	2,337
Ginnie Mae I Pool 6% 1/15/2038	513	532
Ginnie Mae I Pool 6% 10/15/2039	933	972
Ginnie Mae I Pool 6% 11/15/2034	8,642	8,903
Ginnie Mae I Pool 6% 11/15/2039	2,664	2,775
Ginnie Mae I Pool 6% 11/15/2039	2,639	2,742
Ginnie Mae I Pool 6% 11/15/2039	1,015	1,056
Ginnie Mae I Pool 6% 12/15/2040	2,447	2,541
Ginnie Mae I Pool 6% 6/15/2036	16,940	17,514
Ginnie Mae I Pool 6% 8/15/2037	522	543
Ginnie Mae I Pool 6.5% 1/15/2039	7,112	7,417
Ginnie Mae I Pool 6.5% 11/15/2035	1,019	1,058
Ginnie Mae I Pool 6.5% 2/15/2038	1,600	1,667
Ginnie Mae I Pool 6.5% 4/15/2035	1,324	1,372
Ginnie Mae I Pool 6.5% 9/15/2035	3,002	3,106
Ginnie Mae I Pool 7% 1/15/2028	207	210
Ginnie Mae I Pool 7% 10/15/2031	827	851
Ginnie Mae I Pool 7% 12/15/2028	60	61
Ginnie Mae I Pool 7% 12/15/2030	1,287	1,323
Ginnie Mae I Pool 7% 2/15/2028	965	975
Ginnie Mae I Pool 7% 2/15/2032	2,750	2,831
Ginnie Mae I Pool 7% 2/15/2032	85	88
Ginnie Mae I Pool 7% 3/15/2028	60	60
Ginnie Mae I Pool 7% 3/15/2029	386	394
Ginnie Mae I Pool 7% 3/15/2032	1,498	1,538
Ginnie Mae I Pool 7% 3/15/2032	1,412	1,449
Ginnie Mae I Pool 7% 4/15/2028	126	128
Ginnie Mae I Pool 7% 4/15/2029	456	465
Ginnie Mae I Pool 7% 4/15/2029	177	180
Ginnie Mae I Pool 7% 4/15/2031	230	235
Ginnie Mae I Pool 7% 4/15/2032	3,788	3,913
Ginnie Mae I Pool 7% 4/15/2032	424	437
Ginnie Mae I Pool 7% 4/15/2032	288	296
Ginnie Mae I Pool 7% 5/15/2029	398	406
Ginnie Mae I Pool 7% 6/15/2028	630	634
Ginnie Mae I Pool 7% 6/15/2028	149	151
Ginnie Mae I Pool 7% 6/15/2032	1,110	1,146
Ginnie Mae I Pool 7% 6/15/2032	410	421
Ginnie Mae I Pool 7% 6/15/2032	33	34
Ginnie Mae I Pool 7% 6/15/2032	30	31
Ginnie Mae I Pool 7% 7/15/2028	215	216
Ginnie Mae I Pool 7% 7/15/2031	612	630
Ginnie Mae I Pool 7% 7/15/2031	263	270
Ginnie Mae I Pool 7% 7/15/2031	135	139
Ginnie Mae I Pool 7% 7/15/2032	430	439
Ginnie Mae I Pool 7% 7/15/2032	144	148
Ginnie Mae I Pool 7% 8/15/2031	594	602
Ginnie Mae I Pool 7% 8/15/2031	379	390
Ginnie Mae I Pool 7% 8/15/2031	43	43
Ginnie Mae I Pool 7% 9/15/2031	502	515
Ginnie Mae I Pool 7.5% 10/15/2027	71	72
Ginnie Mae I Pool 7.5% 10/15/2027	12	11
Ginnie Mae I Pool 7.5% 10/15/2028	785	805
Ginnie Mae I Pool 7.5% 12/15/2025	3	2
Ginnie Mae I Pool 7.5% 12/15/2027	160	164
Ginnie Mae I Pool 7.5% 2/15/2027	44	44
Ginnie Mae I Pool 7.5% 3/15/2028	522	533
Ginnie Mae I Pool 7.5% 4/15/2027	217	219
Ginnie Mae I Pool 7.5% 4/15/2027	174	176
Ginnie Mae I Pool 7.5% 4/15/2027	79	80
Ginnie Mae I Pool 7.5% 4/15/2027	35	35
Ginnie Mae I Pool 7.5% 4/15/2027	23	23
Ginnie Mae I Pool 7.5% 4/15/2027	18	18
Ginnie Mae I Pool 7.5% 4/15/2027	15	14
Ginnie Mae I Pool 7.5% 5/15/2027	14	13
Ginnie Mae I Pool 7.5% 6/15/2027	69	70
Ginnie Mae I Pool 7.5% 7/15/2027	113	113
Ginnie Mae I Pool 7.5% 8/15/2028	96	97
Ginnie Mae I Pool 8% 3/15/2030	258	266
Ginnie Mae I Pool 8% 5/15/2030	133	137
Ginnie Mae I Pool 8% 9/15/2030	265	273
Ginnie Mae II Pool 1.5% 12/20/2051	46,872	36,616
Ginnie Mae II Pool 1.5% 3/20/2051	21,725	16,999
Ginnie Mae II Pool 1.5% 4/20/2051	65,837	51,515
Ginnie Mae II Pool 1.5% 5/20/2051	126,255	98,789
Ginnie Mae II Pool 2% 1/20/2051	14,878,704	12,170,576
Ginnie Mae II Pool 2% 11/20/2050	1,306,092	1,069,131
Ginnie Mae II Pool 2% 2/20/2051	646,206	528,765
Ginnie Mae II Pool 2% 2/20/2052	2,892,938	2,366,270
Ginnie Mae II Pool 2% 4/1/2055 (e)	36,500,000	29,848,798
Ginnie Mae II Pool 2% 5/1/2055 (e)	6,400,000	5,233,512
Ginnie Mae II Pool 2% 9/20/2051	493,796	404,053
Ginnie Mae II Pool 2.5% 1/20/2047	33,439	28,888
Ginnie Mae II Pool 2.5% 1/20/2051	649,407	554,333
Ginnie Mae II Pool 2.5% 10/20/2043	6,183	5,478
Ginnie Mae II Pool 2.5% 10/20/2050	1,578,667	1,350,508
Ginnie Mae II Pool 2.5% 10/20/2051	200,463	170,990
Ginnie Mae II Pool 2.5% 11/20/2046	19,651	17,101
Ginnie Mae II Pool 2.5% 11/20/2050	51,353	43,931
Ginnie Mae II Pool 2.5% 11/20/2051	433,122	369,442
Ginnie Mae II Pool 2.5% 12/20/2046	14,020	12,112
Ginnie Mae II Pool 2.5% 12/20/2047	8,310	7,171
Ginnie Mae II Pool 2.5% 12/20/2049	6,655	5,703
Ginnie Mae II Pool 2.5% 12/20/2050	883,140	754,031
Ginnie Mae II Pool 2.5% 12/20/2051	1,514,141	1,291,995
Ginnie Mae II Pool 2.5% 2/20/2047	15,406	13,309
Ginnie Mae II Pool 2.5% 2/20/2050	587,367	503,394
Ginnie Mae II Pool 2.5% 2/20/2051	121,012	103,296
Ginnie Mae II Pool 2.5% 3/20/2050	494,200	423,547
Ginnie Mae II Pool 2.5% 3/20/2051	210,475	179,661
Ginnie Mae II Pool 2.5% 4/1/2055 (e)	7,075,000	6,033,107
Ginnie Mae II Pool 2.5% 4/20/2045	5,006	4,385
Ginnie Mae II Pool 2.5% 4/20/2050	398,716	341,091
Ginnie Mae II Pool 2.5% 5/20/2050	2,138,522	1,829,449
Ginnie Mae II Pool 2.5% 6/20/2050	251,620	215,254
Ginnie Mae II Pool 2.5% 7/20/2043	23,763	21,019
Ginnie Mae II Pool 2.5% 7/20/2046	9,560	8,349
Ginnie Mae II Pool 2.5% 7/20/2050	761,817	651,714
Ginnie Mae II Pool 2.5% 8/20/2050	404,541	345,737
Ginnie Mae II Pool 2.5% 9/20/2046	14,338	12,482
Ginnie Mae II Pool 2.5% 9/20/2049	135,506	116,388
Ginnie Mae II Pool 2.5% 9/20/2050	1,381,596	1,181,919
Ginnie Mae II Pool 3% 1/20/2044	14,613	13,295
Ginnie Mae II Pool 3% 1/20/2045	25,001	22,594
Ginnie Mae II Pool 3% 1/20/2047	203,979	183,150
Ginnie Mae II Pool 3% 1/20/2048	122,757	110,029
Ginnie Mae II Pool 3% 1/20/2051	16,484	14,646
Ginnie Mae II Pool 3% 10/20/2045	23,168	20,875
Ginnie Mae II Pool 3% 10/20/2046	75,839	68,166
Ginnie Mae II Pool 3% 10/20/2047	89,477	80,200
Ginnie Mae II Pool 3% 10/20/2049	142,291	126,827
Ginnie Mae II Pool 3% 11/20/2046	702,855	631,083
Ginnie Mae II Pool 3% 11/20/2047	65,482	58,693
Ginnie Mae II Pool 3% 12/20/2044	7,978	7,216
Ginnie Mae II Pool 3% 12/20/2045	138,751	125,016
Ginnie Mae II Pool 3% 12/20/2046	166,033	149,078
Ginnie Mae II Pool 3% 12/20/2047	256,802	230,178
Ginnie Mae II Pool 3% 2/20/2044	22,477	20,429
Ginnie Mae II Pool 3% 2/20/2045	185,594	167,728
Ginnie Mae II Pool 3% 2/20/2046	816,607	733,984
Ginnie Mae II Pool 3% 2/20/2047	184,730	165,866
Ginnie Mae II Pool 3% 2/20/2048	27,176	24,358
Ginnie Mae II Pool 3% 2/20/2051	930,172	826,467
Ginnie Mae II Pool 3% 3/20/2043	15,318	13,959
Ginnie Mae II Pool 3% 3/20/2045	2,774	2,507
Ginnie Mae II Pool 3% 3/20/2046	22,395	20,129
Ginnie Mae II Pool 3% 3/20/2047	9,528	8,555
Ginnie Mae II Pool 3% 3/20/2048	30,203	27,072
Ginnie Mae II Pool 3% 3/20/2050	344,373	306,625
Ginnie Mae II Pool 3% 3/20/2051	160,987	143,038
Ginnie Mae II Pool 3% 4/1/2055 (e)	13,050,000	11,558,850
Ginnie Mae II Pool 3% 4/20/2043	90,582	82,494
Ginnie Mae II Pool 3% 4/20/2047	60,847	54,634
Ginnie Mae II Pool 3% 4/20/2048	24,746	22,180
Ginnie Mae II Pool 3% 4/20/2049	32,972	29,554
Ginnie Mae II Pool 3% 4/20/2051	242,294	215,507
Ginnie Mae II Pool 3% 5/20/2045	78,480	70,711
Ginnie Mae II Pool 3% 5/20/2047	30,044	26,976
Ginnie Mae II Pool 3% 5/20/2051	297,754	263,999
Ginnie Mae II Pool 3% 6/20/2045	111,326	100,306
Ginnie Mae II Pool 3% 6/20/2046	84,642	76,078
Ginnie Mae II Pool 3% 6/20/2051	774,836	686,754
Ginnie Mae II Pool 3% 7/20/2042	51,453	46,957
Ginnie Mae II Pool 3% 7/20/2044	18,604	16,866
Ginnie Mae II Pool 3% 7/20/2045	105,877	95,397
Ginnie Mae II Pool 3% 7/20/2046	365,700	328,699
Ginnie Mae II Pool 3% 7/20/2049	308,789	275,520
Ginnie Mae II Pool 3% 8/20/2042	622,120	567,816
Ginnie Mae II Pool 3% 8/20/2043	5,472	4,978
Ginnie Mae II Pool 3% 8/20/2044	10,837	9,842
Ginnie Mae II Pool 3% 8/20/2045	23,988	21,613
Ginnie Mae II Pool 3% 8/20/2046	892,806	802,473
Ginnie Mae II Pool 3% 8/20/2047	27,982	25,099
Ginnie Mae II Pool 3% 8/20/2049	6,089	5,427
Ginnie Mae II Pool 3% 9/20/2043	107,639	97,866
Ginnie Mae II Pool 3% 9/20/2046	220,272	197,985
Ginnie Mae II Pool 3% 9/20/2047	184,557	165,538
Ginnie Mae II Pool 3% 9/20/2049	159,583	142,240
Ginnie Mae II Pool 3.5% 1/20/2045	102,113	95,070
Ginnie Mae II Pool 3.5% 1/20/2046	117,874	109,388
Ginnie Mae II Pool 3.5% 1/20/2048	237,203	219,312
Ginnie Mae II Pool 3.5% 1/20/2050	847,776	782,772
Ginnie Mae II Pool 3.5% 10/20/2045	103,170	95,743
Ginnie Mae II Pool 3.5% 10/20/2046	47,394	43,864
Ginnie Mae II Pool 3.5% 10/20/2047	61,380	56,750
Ginnie Mae II Pool 3.5% 10/20/2048	82,417	76,175
Ginnie Mae II Pool 3.5% 11/20/2042	243,265	227,988
Ginnie Mae II Pool 3.5% 11/20/2045	80,593	74,791
Ginnie Mae II Pool 3.5% 11/20/2047	214,125	197,974
Ginnie Mae II Pool 3.5% 12/20/2040	21,597	20,344
Ginnie Mae II Pool 3.5% 12/20/2041	82,630	77,644
Ginnie Mae II Pool 3.5% 12/20/2042	120,295	112,740
Ginnie Mae II Pool 3.5% 12/20/2043	9,692	9,053
Ginnie Mae II Pool 3.5% 12/20/2045	30,121	27,953
Ginnie Mae II Pool 3.5% 12/20/2047	44,560	41,199
Ginnie Mae II Pool 3.5% 12/20/2048	3,479	3,216
Ginnie Mae II Pool 3.5% 12/20/2049	344,629	318,205
Ginnie Mae II Pool 3.5% 12/20/2050	10,775	9,942
Ginnie Mae II Pool 3.5% 2/20/2043	151,238	141,675
Ginnie Mae II Pool 3.5% 2/20/2044	9,373	8,751
Ginnie Mae II Pool 3.5% 2/20/2045	65,385	60,875
Ginnie Mae II Pool 3.5% 2/20/2046	546,945	507,058
Ginnie Mae II Pool 3.5% 2/20/2051	240,903	222,431
Ginnie Mae II Pool 3.5% 3/20/2043	124,690	116,782
Ginnie Mae II Pool 3.5% 3/20/2046	144,418	133,886
Ginnie Mae II Pool 3.5% 3/20/2048	13,002	12,021
Ginnie Mae II Pool 3.5% 3/20/2049	757,508	700,135
Ginnie Mae II Pool 3.5% 3/20/2050	400,377	369,677
Ginnie Mae II Pool 3.5% 4/1/2055 (e)	6,100,000	5,581,440
Ginnie Mae II Pool 3.5% 4/20/2042	80,634	75,704
Ginnie Mae II Pool 3.5% 4/20/2043	231,327	216,612
Ginnie Mae II Pool 3.5% 4/20/2045	69,801	64,936
Ginnie Mae II Pool 3.5% 4/20/2046	474,341	439,749
Ginnie Mae II Pool 3.5% 4/20/2047	10,908	10,089
Ginnie Mae II Pool 3.5% 4/20/2049	154,513	142,762
Ginnie Mae II Pool 3.5% 5/1/2055 (e)	4,750,000	4,334,328
Ginnie Mae II Pool 3.5% 5/20/2042	234,270	219,897
Ginnie Mae II Pool 3.5% 5/20/2043	193,441	180,304
Ginnie Mae II Pool 3.5% 5/20/2045	16,706	15,503
Ginnie Mae II Pool 3.5% 5/20/2046	104,025	96,439
Ginnie Mae II Pool 3.5% 5/20/2047	851,061	787,135
Ginnie Mae II Pool 3.5% 5/20/2048	138,308	127,876
Ginnie Mae II Pool 3.5% 5/20/2051	184,269	169,679
Ginnie Mae II Pool 3.5% 6/20/2043	9,438	8,833
Ginnie Mae II Pool 3.5% 6/20/2045	91,770	85,164
Ginnie Mae II Pool 3.5% 6/20/2046	265,770	246,389
Ginnie Mae II Pool 3.5% 6/20/2047	65,541	60,618
Ginnie Mae II Pool 3.5% 6/20/2051	16,525	15,216
Ginnie Mae II Pool 3.5% 7/20/2042	86,021	80,690
Ginnie Mae II Pool 3.5% 7/20/2043	54,758	51,214
Ginnie Mae II Pool 3.5% 7/20/2045	230,895	214,273
Ginnie Mae II Pool 3.5% 7/20/2046	171,390	158,623
Ginnie Mae II Pool 3.5% 7/20/2047	186,053	172,078
Ginnie Mae II Pool 3.5% 8/20/2042	29,635	27,793
Ginnie Mae II Pool 3.5% 8/20/2043	11,698	10,939
Ginnie Mae II Pool 3.5% 8/20/2045	142,616	132,349
Ginnie Mae II Pool 3.5% 8/20/2046	94,222	87,204
Ginnie Mae II Pool 3.5% 8/20/2047	305,283	282,352
Ginnie Mae II Pool 3.5% 8/20/2048	121,189	112,011
Ginnie Mae II Pool 3.5% 8/20/2049	21,982	20,310
Ginnie Mae II Pool 3.5% 9/20/2043	269,085	251,499
Ginnie Mae II Pool 3.5% 9/20/2045	8,007	7,430
Ginnie Mae II Pool 3.5% 9/20/2046	64,957	60,118
Ginnie Mae II Pool 3.5% 9/20/2047	23,538	21,770
Ginnie Mae II Pool 3.5% 9/20/2048	21,792	20,149
Ginnie Mae II Pool 4% 1/20/2041	149,904	145,045
Ginnie Mae II Pool 4% 1/20/2042	242,701	234,521
Ginnie Mae II Pool 4% 1/20/2046	30,849	29,450
Ginnie Mae II Pool 4% 10/20/2040	81,616	78,985
Ginnie Mae II Pool 4% 10/20/2044	25,852	24,881
Ginnie Mae II Pool 4% 10/20/2045	70,800	67,589
Ginnie Mae II Pool 4% 10/20/2048	268,644	254,445
Ginnie Mae II Pool 4% 11/20/2039	3,068	2,972
Ginnie Mae II Pool 4% 11/20/2040	202,969	196,409
Ginnie Mae II Pool 4% 11/20/2044	53,955	51,924
Ginnie Mae II Pool 4% 11/20/2045	30,090	28,725
Ginnie Mae II Pool 4% 12/20/2041	18,260	17,646
Ginnie Mae II Pool 4% 12/20/2045	59,190	56,505
Ginnie Mae II Pool 4% 12/20/2054	4,870,441	4,559,754
Ginnie Mae II Pool 4% 2/20/2041	10,921	10,566
Ginnie Mae II Pool 4% 2/20/2044	2,685	2,586
Ginnie Mae II Pool 4% 2/20/2046	57,242	54,646
Ginnie Mae II Pool 4% 3/20/2045	184,752	177,818
Ginnie Mae II Pool 4% 3/20/2046	53,574	51,144
Ginnie Mae II Pool 4% 3/20/2047	36,332	34,559
Ginnie Mae II Pool 4% 4/20/2045	141,440	136,087
Ginnie Mae II Pool 4% 4/20/2046	77,543	74,026
Ginnie Mae II Pool 4% 4/20/2047	359,026	341,509
Ginnie Mae II Pool 4% 5/20/2046	203,742	194,310
Ginnie Mae II Pool 4% 6/20/2045	23,185	22,296
Ginnie Mae II Pool 4% 7/20/2043	32,540	31,407
Ginnie Mae II Pool 4% 7/20/2045	97,090	92,808
Ginnie Mae II Pool 4% 8/20/2040	3,606	3,490
Ginnie Mae II Pool 4% 8/20/2041	61,283	59,239
Ginnie Mae II Pool 4% 8/20/2043	8,612	8,303
Ginnie Mae II Pool 4% 8/20/2044	3,487	3,357
Ginnie Mae II Pool 4% 8/20/2045	181,472	173,468
Ginnie Mae II Pool 4% 9/20/2040	58,953	57,051
Ginnie Mae II Pool 4% 9/20/2041	196,940	190,354
Ginnie Mae II Pool 4% 9/20/2044	22,857	22,003
Ginnie Mae II Pool 4% 9/20/2045	34,426	32,908
Ginnie Mae II Pool 4% 9/20/2046	13,798	13,159
Ginnie Mae II Pool 4.5% 1/20/2041	11,020	10,868
Ginnie Mae II Pool 4.5% 1/20/2042	2,137	2,107
Ginnie Mae II Pool 4.5% 1/20/2045	5,334	5,232
Ginnie Mae II Pool 4.5% 1/20/2046	13,864	13,598
Ginnie Mae II Pool 4.5% 1/20/2047	59,839	58,633
Ginnie Mae II Pool 4.5% 1/20/2050	21,507	20,932
Ginnie Mae II Pool 4.5% 10/20/2047	43,929	42,920
Ginnie Mae II Pool 4.5% 10/20/2048	80,695	78,690
Ginnie Mae II Pool 4.5% 10/20/2049	39,010	38,041
Ginnie Mae II Pool 4.5% 11/20/2033	724	718
Ginnie Mae II Pool 4.5% 11/20/2040	34,899	34,417
Ginnie Mae II Pool 4.5% 11/20/2044	5,524	5,418
Ginnie Mae II Pool 4.5% 11/20/2048	70,508	68,669
Ginnie Mae II Pool 4.5% 11/20/2054	4,272,924	4,100,694
Ginnie Mae II Pool 4.5% 12/20/2050	25,963	25,269
Ginnie Mae II Pool 4.5% 2/20/2041	14,284	14,085
Ginnie Mae II Pool 4.5% 2/20/2046	33,063	32,428
Ginnie Mae II Pool 4.5% 2/20/2050	44,938	43,765
Ginnie Mae II Pool 4.5% 3/20/2034	799	792
Ginnie Mae II Pool 4.5% 3/20/2041	35,823	35,325
Ginnie Mae II Pool 4.5% 3/20/2045	14,691	14,461
Ginnie Mae II Pool 4.5% 3/20/2046	2,902	2,847
Ginnie Mae II Pool 4.5% 3/20/2047	75,889	74,288
Ginnie Mae II Pool 4.5% 3/20/2050	62,346	60,680
Ginnie Mae II Pool 4.5% 4/1/2055 (e)	1,300,000	1,247,418
Ginnie Mae II Pool 4.5% 4/20/2041	3,135	3,092
Ginnie Mae II Pool 4.5% 4/20/2045	18,771	18,477
Ginnie Mae II Pool 4.5% 4/20/2046	6,923	6,790
Ginnie Mae II Pool 4.5% 4/20/2047	35,351	34,606
Ginnie Mae II Pool 4.5% 4/20/2050	43,102	41,950
Ginnie Mae II Pool 4.5% 5/20/2034	960	952
Ginnie Mae II Pool 4.5% 5/20/2040	36,265	35,777
Ginnie Mae II Pool 4.5% 5/20/2041	315,461	311,040
Ginnie Mae II Pool 4.5% 5/20/2044	2,818	2,774
Ginnie Mae II Pool 4.5% 5/20/2045	9,842	9,653
Ginnie Mae II Pool 4.5% 5/20/2046	4,947	4,852
Ginnie Mae II Pool 4.5% 5/20/2049	74,967	72,964
Ginnie Mae II Pool 4.5% 5/20/2051	89,352	86,693
Ginnie Mae II Pool 4.5% 6/20/2045	65,126	64,090
Ginnie Mae II Pool 4.5% 6/20/2046	23,395	22,945
Ginnie Mae II Pool 4.5% 7/20/2040	16,013	15,795
Ginnie Mae II Pool 4.5% 7/20/2042	1,723	1,698
Ginnie Mae II Pool 4.5% 7/20/2045	2,155	2,114
Ginnie Mae II Pool 4.5% 7/20/2046	13,495	13,235
Ginnie Mae II Pool 4.5% 7/20/2049	10,553	10,271
Ginnie Mae II Pool 4.5% 8/20/2041	4,950	4,879
Ginnie Mae II Pool 4.5% 8/20/2046	36,504	35,802
Ginnie Mae II Pool 4.5% 8/20/2048	554,845	541,237
Ginnie Mae II Pool 4.5% 9/20/2040	72,945	71,946
Ginnie Mae II Pool 4.5% 9/20/2042	1,963	1,935
Ginnie Mae II Pool 4.5% 9/20/2046	19,936	19,636
Ginnie Mae II Pool 4.5% 9/20/2047	54,852	53,592
Ginnie Mae II Pool 4.5% 9/20/2049	20,991	20,443
Ginnie Mae II Pool 5% 1/20/2039	1,014	1,027
Ginnie Mae II Pool 5% 1/20/2047	12,288	12,446
Ginnie Mae II Pool 5% 1/20/2049	15,464	15,445
Ginnie Mae II Pool 5% 1/20/2055	10,659,173	10,488,796
Ginnie Mae II Pool 5% 10/20/2039	23,285	23,582
Ginnie Mae II Pool 5% 10/20/2046	2,462	2,494
Ginnie Mae II Pool 5% 10/20/2047	4,039	4,073
Ginnie Mae II Pool 5% 11/20/2044	9,470	9,596
Ginnie Mae II Pool 5% 11/20/2047	14,030	14,149
Ginnie Mae II Pool 5% 11/20/2048	24,311	24,289
Ginnie Mae II Pool 5% 12/20/2044	3,998	4,051
Ginnie Mae II Pool 5% 12/20/2047	15,090	15,204
Ginnie Mae II Pool 5% 12/20/2054	869,001	855,111
Ginnie Mae II Pool 5% 2/20/2045	7,210	7,305
Ginnie Mae II Pool 5% 2/20/2048	3,211	3,231
Ginnie Mae II Pool 5% 2/20/2049	16,420	16,400
Ginnie Mae II Pool 5% 3/20/2044	9,040	9,159
Ginnie Mae II Pool 5% 3/20/2046	4,716	4,778
Ginnie Mae II Pool 5% 3/20/2048	31,445	31,633
Ginnie Mae II Pool 5% 3/20/2049	11,588	11,574
Ginnie Mae II Pool 5% 4/1/2055 (e)	4,400,000	4,328,550
Ginnie Mae II Pool 5% 4/20/2040	2,133	2,160
Ginnie Mae II Pool 5% 4/20/2044	7,175	7,270
Ginnie Mae II Pool 5% 4/20/2046	2,527	2,561
Ginnie Mae II Pool 5% 4/20/2047	10,014	10,150
Ginnie Mae II Pool 5% 4/20/2048	44,127	44,307
Ginnie Mae II Pool 5% 4/20/2049	5,796	5,791
Ginnie Mae II Pool 5% 5/20/2044	17,525	17,753
Ginnie Mae II Pool 5% 5/20/2046	3,782	3,832
Ginnie Mae II Pool 5% 5/20/2047	5,218	5,262
Ginnie Mae II Pool 5% 5/20/2048	8,638	8,658
Ginnie Mae II Pool 5% 6/20/2040	7,875	7,977
Ginnie Mae II Pool 5% 6/20/2045	3,551	3,598
Ginnie Mae II Pool 5% 6/20/2048	44,924	44,925
Ginnie Mae II Pool 5% 7/20/2040	4,141	4,194
Ginnie Mae II Pool 5% 7/20/2045	4,275	4,332
Ginnie Mae II Pool 5% 7/20/2048	85,668	85,671
Ginnie Mae II Pool 5% 8/20/2040	6,435	6,519
Ginnie Mae II Pool 5% 8/20/2046	9,946	10,077
Ginnie Mae II Pool 5% 9/20/2045	3,395	3,440
Ginnie Mae II Pool 5% 9/20/2048	47,535	47,492
Ginnie Mae II Pool 5.5% 1/20/2033	6,499	6,642
Ginnie Mae II Pool 5.5% 1/20/2055	890,425	898,881
Ginnie Mae II Pool 5.5% 11/20/2033	678	694
Ginnie Mae II Pool 5.5% 11/20/2046	5,265	5,423
Ginnie Mae II Pool 5.5% 12/20/2032	891	911
Ginnie Mae II Pool 5.5% 12/20/2043	1,641	1,686
Ginnie Mae II Pool 5.5% 12/20/2048	4,498	4,615
Ginnie Mae II Pool 5.5% 12/20/2054	1,093,521	1,107,323
Ginnie Mae II Pool 5.5% 12/20/2054	299,348	300,133
Ginnie Mae II Pool 5.5% 2/20/2033	3,495	3,573
Ginnie Mae II Pool 5.5% 3/20/2045	2,052	2,114
Ginnie Mae II Pool 5.5% 4/1/2055 (e)	6,550,000	6,564,360
Ginnie Mae II Pool 5.5% 4/20/2045	9,150	9,422
Ginnie Mae II Pool 5.5% 5/1/2055 (e)	3,850,000	3,853,929
Ginnie Mae II Pool 5.5% 5/20/2044	2,192	2,255
Ginnie Mae II Pool 5.5% 5/20/2046	2,978	3,069
Ginnie Mae II Pool 5.5% 6/20/2033	770	788
Ginnie Mae II Pool 5.5% 6/20/2045	3,986	4,108
Ginnie Mae II Pool 5.5% 7/20/2038	4,636	4,774
Ginnie Mae II Pool 5.5% 7/20/2048	9,423	9,707
Ginnie Mae II Pool 5.5% 8/20/2044	2,864	2,951
Ginnie Mae II Pool 5.5% 9/20/2048	9,224	9,493
Ginnie Mae II Pool 6% 1/20/2037	500	520
Ginnie Mae II Pool 6% 1/20/2055	1,143,063	1,161,614
Ginnie Mae II Pool 6% 10/20/2035	2,106	2,186
Ginnie Mae II Pool 6% 10/20/2037	3,627	3,780
Ginnie Mae II Pool 6% 11/20/2037	12,997	13,548
Ginnie Mae II Pool 6% 12/20/2036	1,633	1,699
Ginnie Mae II Pool 6% 12/20/2037	4,259	4,441
Ginnie Mae II Pool 6% 12/20/2054	2,285,972	2,323,786
Ginnie Mae II Pool 6% 4/1/2055 (e)	23,450,000	23,799,919
Ginnie Mae II Pool 6% 4/20/2037	862	898
Ginnie Mae II Pool 6% 5/1/2055 (e)	20,450,000	20,735,981
Ginnie Mae II Pool 6% 5/20/2034	1,108	1,146
Ginnie Mae II Pool 6% 7/20/2036	2,534	2,634
Ginnie Mae II Pool 6% 9/20/2037	3,658	3,813
Ginnie Mae II Pool 6% 9/20/2038	585	609
Ginnie Mae II Pool 6.5% 3/20/2038	3,933	4,134
Ginnie Mae II Pool 6.5% 8/20/2036	1,559	1,633
Uniform Mortgage Backed Securities 2% 4/1/2055 (e)	137,125,000	109,073,298
Uniform Mortgage Backed Securities 2% 5/1/2055 (e)	54,050,000	42,999,305
Uniform Mortgage Backed Securities 2.5% 4/1/2055 (e)	19,100,000	15,882,844
Uniform Mortgage Backed Securities 2.5% 5/1/2055 (e)	11,250,000	9,354,638
Uniform Mortgage Backed Securities 3% 4/1/2040 (e)	1,600,000	1,514,812
Uniform Mortgage Backed Securities 3% 4/1/2055 (e)	4,500,000	3,900,762
Uniform Mortgage Backed Securities 3.5% 4/1/2055 (e)	6,150,000	5,547,973
Uniform Mortgage Backed Securities 4% 4/1/2055 (e)	200,000	186,460
Uniform Mortgage Backed Securities 4.5% 4/1/2055 (e)	1,300,000	1,244,090
Uniform Mortgage Backed Securities 5% 4/1/2040 (e)	1,900,000	1,910,019
Uniform Mortgage Backed Securities 5% 4/1/2055 (e)	4,400,000	4,312,516
Uniform Mortgage Backed Securities 6% 4/1/2055 (e)	12,475,000	12,669,922
Uniform Mortgage Backed Securities 6% 5/1/2055 (e)	5,350,000	5,428,369
TOTAL UNITED STATES		758,272,554
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $767,790,409)		758,272,554

U.S. Treasury Obligations - 45.1%
	Yield (%) (m)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	3.16	15,985,600	10,115,263
US Treasury Bonds 1.75% 8/15/2041	3.21	23,171,800	15,703,420
US Treasury Bonds 1.875% 11/15/2051	3.02	14,846,000	8,539,350
US Treasury Bonds 2% 8/15/2051	3.03	12,427,600	7,401,218
US Treasury Bonds 2.25% 2/15/2052	3.00	11,359,700	7,166,373
US Treasury Bonds 2.875% 5/15/2052	2.95 to 3.37	15,000,000	10,890,820
US Treasury Bonds 3% 8/15/2052	3.23	57,000,000	42,444,961
US Treasury Bonds 3.375% 8/15/2042	3.49 to 4.52	78,200,000	67,041,228
US Treasury Bonds 3.625% 2/15/2053	3.72 to 3.88	31,000,000	26,109,023
US Treasury Bonds 3.625% 5/15/2053	3.90 to 4.31	7,500,000	6,317,578
US Treasury Bonds 4% 11/15/2042	3.77	14,000,000	13,059,922
US Treasury Bonds 4.125% 8/15/2053	4.18 to 5.00	41,293,000	38,050,855
US Treasury Bonds 4.25% 2/15/2054	4.11 to 4.78	78,700,000	74,150,157
US Treasury Bonds 4.25% 8/15/2054	4.04 to 4.65	10,450,000	9,863,820
US Treasury Bonds 4.5% 11/15/2054	4.35 to 4.91	17,070,000	16,819,284
US Treasury Bonds 4.625% 2/15/2055	4.51 to 4.79	19,090,000	19,218,210
US Treasury Bonds 4.625% 5/15/2054	4.02 to 4.65	7,200,000	7,223,344
US Treasury Notes 1.125% 8/31/2028	2.79	17,817,900	16,249,090
US Treasury Notes 2.625% 7/31/2029	2.69	30,000,000	28,448,438
US Treasury Notes 3.375% 5/15/2033	3.64 to 4.04	39,286,000	37,212,743
US Treasury Notes 3.5% 2/15/2033	3.49 to 3.92	78,600,000	75,290,203
US Treasury Notes 3.75% 5/31/2030	3.98 to 3.99	47,700,000	47,195,051
US Treasury Notes 3.75% 8/31/2031	3.52 to 3.63	15,600,000	15,326,390
US Treasury Notes 3.875% 11/30/2029	3.65 to 3.73	55,000,000	54,832,422
US Treasury Notes 3.875% 8/15/2034	3.72 to 4.27	145,800,000	142,086,664
US Treasury Notes 4% 1/31/2031	4.01	30,000,000	29,962,500
US Treasury Notes 4% 10/31/2029	4.14 to 4.26	53,000,000	53,118,008
US Treasury Notes 4% 2/15/2034	4.28 to 4.46	44,100,000	43,500,516
US Treasury Notes 4% 2/28/2030	4.07 to 4.18	52,000,000	52,117,812
US Treasury Notes 4% 2/29/2028	3.59	15,000,000	15,043,944
US Treasury Notes 4% 6/30/2028	4.02	7,000,000	7,023,515
US Treasury Notes 4% 7/31/2030	4.07	25,000,000	25,020,508
US Treasury Notes 4.125% 11/30/2029	4.08	45,000,000	45,348,047
US Treasury Notes 4.125% 7/31/2028	4.18 to 4.30	75,000,000	75,530,273
US Treasury Notes 4.125% 8/31/2030	4.61	14,100,000	14,190,327
US Treasury Notes 4.25% 1/31/2030	4.34	46,000,000	46,589,375
US Treasury Notes 4.375% 11/30/2030	4.35	24,600,000	25,048,758
US Treasury Notes 4.5% 12/31/2031	4.43 to 4.44	57,000,000	58,431,680
US Treasury Notes 4.625% 2/15/2035	4.24	52,800,000	54,540,742
US Treasury Notes 4.625% 4/30/2031	4.46 to 4.49	45,200,000	46,616,031
US Treasury Notes 4.625% 5/31/2031	4.50	42,900,000	44,242,301
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,475,837,227)			1,433,080,164

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n) (Cost $42,178,359)	4.32	42,169,925	42,178,359

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.386% and receive annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25	7,000,000	278,798
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.17% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/18/25	1,900,000	104,605
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.795% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/30/29	3,200,000	126,214
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.07% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/19/29	3,310,000	117,226
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/20/29	2,000,000	72,802
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.108% and receive annually a floating rate based on US SOFR Index, expiring January 2036	1/28/26	2,890,000	54,551

TOTAL PUT SWAPTIONS			754,196
Call Swaptions - 0.0%
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.386% and pay annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25	7,000,000	68,619
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.17% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/18/25	1,900,000	14,178
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.795% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/30/29	3,200,000	116,338
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.07% and pay annually a floating rate based on US SOFR Index, expiring December 2034	12/19/29	3,310,000	140,659
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/20/29	2,000,000	82,318
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.108% and pay annually a floating rate based on US SOFR Index, expiring January 2036	1/28/26	2,890,000	135,646

TOTAL CALL SWAPTIONS			557,758
TOTAL PURCHASED SWAPTIONS (Cost $1,480,677)			1,311,954

TOTAL INVESTMENT IN SECURITIES - 110.5% (Cost $3,582,237,686)	3,519,061,695
NET OTHER ASSETS (LIABILITIES) - (10.5)%	(333,258,590)
NET ASSETS - 100.0%	3,185,803,105

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 4/1/2055	(6,400,000)	(5,233,762)
Ginnie Mae II Pool 3.5% 4/1/2055	(6,100,000)	(5,581,440)
Ginnie Mae II Pool 3.5% 5/1/2055	(1,700,000)	(1,551,233)
Ginnie Mae II Pool 4% 4/1/2055	(200,000)	(187,253)
Ginnie Mae II Pool 5.5% 4/1/2055	(4,400,000)	(4,409,646)
Ginnie Mae II Pool 6% 4/1/2055	(20,450,000)	(20,755,153)
Uniform Mortgage Backed Securities 2% 4/1/2055	(122,800,000)	(97,678,768)
Uniform Mortgage Backed Securities 2.5% 4/1/2055	(12,450,000)	(10,352,953)
Uniform Mortgage Backed Securities 3% 4/1/2055	(2,400,000)	(2,080,406)
Uniform Mortgage Backed Securities 3.5% 4/1/2055	(5,550,000)	(5,006,707)
Uniform Mortgage Backed Securities 4% 4/1/2055	(200,000)	(186,461)
Uniform Mortgage Backed Securities 4.5% 4/1/2055	(1,300,000)	(1,244,090)
Uniform Mortgage Backed Securities 4.5% 5/1/2055	(1,300,000)	(1,243,582)
Uniform Mortgage Backed Securities 5% 4/1/2055	(4,650,000)	(4,557,545)
Uniform Mortgage Backed Securities 6% 4/1/2055	(7,525,000)	(7,642,578)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(167,711,577)

TOTAL TBA SALE COMMITMENTS (Proceeds $167,172,600)		(167,711,577)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	56	Jun 2025	6,228,250	11,846	11,846
CBOT 2 Year US Treasury Notes Contracts (United States)	313	Jun 2025	64,844,797	388,679	388,679
CBOT Long Term US Treasury Bond Contracts (United States)	20	Jun 2025	2,345,625	43,963	43,963

TOTAL PURCHASED					444,488

Sold

Interest Rate Contracts
CBOT 5 Year US Treasury Notes Contracts (United States)	154	Jun 2025	16,656,063	(236,345)	(236,345)
CBOT Ultra Long Term US Treasury Bond Contracts (United States)	1	Jun 2025	122,250	(408)	(408)

TOTAL SOLD					(236,753)

TOTAL FUTURES CONTRACTS					207,735
The notional amount of futures purchased as a percentage of Net Assets is 2.3%
The notional amount of futures sold as a percentage of Net Assets is 0.5%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	990,000	1,564	(15,563)	(13,999)
CMBX AAA Series 13 Index		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	620,000	979	(4,062)	(3,083)
CMBX AAA Series 13 Index		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	760,000	1,200	(8,021)	(6,821)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	20,000	3,534	(4,958)	(1,424)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	60,000	10,602	(15,462)	(4,860)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	120,000	21,203	(35,443)	(14,240)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	260,000	45,940	(72,819)	(26,879)
CMBX BBB- Series 16 Index		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	130,000	22,970	(33,664)	(10,694)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	17,669	(23,522)	(5,853)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	180,000	31,805	(42,279)	(10,474)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	90,000	15,902	(20,576)	(4,674)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	90,000	15,902	(19,686)	(3,784)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	380,000	67,143	(95,351)	(28,208)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	190,000	33,572	(51,190)	(17,618)
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly	300,000	24,591	(11,552)	13,039
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	8,197	(3,961)	4,236
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	16,394	(7,805)	8,589
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	8,197	(3,666)	4,531
CMBX BBB- Series 18 Index		Dec 2057	JPMorgan Securities LLC	(3%)	Monthly	100,000	8,197	(4,996)	3,201
CMBX BBB Series 15 Index		Nov 2064	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	35,082	(32,223)	2,859

TOTAL BUY PROTECTION							390,643	(506,799)	(116,156)
Sell Protection
CMBX AAA Series 13 Index	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,490,000	(2,353)	33,187	30,834
CMBX AAA Series 13 Index	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	880,000	(1,390)	20,157	18,767
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	700,000	(14,299)	17,269	2,970
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	350,000	(5,622)	6,946	1,324
CMBX AAA Series 16 Index	NR	Apr 2065	Goldman Sachs & Co LLC	0.5%	Monthly	1,300,000	(20,882)	25,706	4,824
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	700,000	(14,299)	11,310	(2,989)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	400,000	(8,171)	6,339	(1,832)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	900,000	(18,385)	12,171	(6,214)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	600,000	(12,257)	7,797	(4,460)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	500,000	(10,214)	6,709	(3,505)
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	700,000	(14,299)	10,633	(3,666)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,500,000	(30,641)	23,658	(6,983)
CMBX AAA Series 18 Index	NR	Dec 2057	Goldman Sachs & Co LLC	0.5%	Monthly	1,600,000	(7,028)	3,381	(3,647)

TOTAL SELL PROTECTION							(159,840)	185,263	25,423
TOTAL CREDIT DEFAULT SWAPS							230,803	(321,536)	(90,733)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2027	28,516,000	(50,254)	0	(50,254)
3.25%	Annual	U.S. SOFR Index(4)	Annual	LCH	Jun 2055	2,629,000	28,659	0	28,659
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	Jun 2045	10,247,000	(105,843)	0	(105,843)
3.25%	Annual	U.S. SOFR Index(4)	Annual	LCH	Jun 2035	2,453,000	21,771	0	21,771
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2032	290,000	(890)	0	(890)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2029	2,720,000	(13,749)	0	(13,749)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2030	3,550,000	(17,390)	0	(17,390)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2028	54,256,000	(157,002)	0	(157,002)
TOTAL INTEREST RATE SWAPS							(294,698)	0	(294,698)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $480,905,868 or 15.1% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Security or a portion of the security has been segregated as collateral for open options. At period end, the value of securities pledged amounted to $155,646.
(j)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $267,352.

(k)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $2,227,217.
(l)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $559,867.
(m)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	53,378,703	157,464,328	168,664,672	681,835	-	-	42,178,359	42,169,925	0.1%
Fidelity Specialized High Income Central Fund	16,667,551	244,116	-	244,130	-	21,720	16,933,387	194,168	6.9%
Total	70,046,254	157,708,444	168,664,672	925,965	-	21,720	59,111,746

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Municipal Securities and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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